United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/16

Date of Reporting Period: 12/31/16

Item 1.	Reports to Stockholders

Annual Shareholder Report
December 31, 2016
Share Class
Primary
Service

Federated Managed Tail Risk Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2016 through December 31, 2016. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Managed Tail Risk Fund II (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2016, was -4.20% for the Primary Shares and -4.48% for the Service Shares. The total return of the S&P 500 Index (S&P 500),1 the Fund's broad-based securities market index, was 11.96% for the same period. The total returns of the MSCI All Country World Index2 (MSCI ACWI) and the Bloomberg Barclays U.S. Universal Index2 (BBUSUI) were 7.86% and 3.91%, respectively. Weighting these benchmarks (60% MSCI ACWI and 40% BBUSUI),2 the total return of the blended benchmark (“Blended Index”) was 6.42%. The Fund's total returns reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the Blended Index.
During the reporting period, the Fund's investment strategy was affected by: (a) the Fund's targeted neutral asset allocation; (b) tactical allocation relative to these neutral points; (c) the security selection of the underlying funds; and (d) the Fund's risk management overlay. The risk management overlay was the most significant factor affecting the Fund's performance relative to the Blended Index.
The following discussion will focus on the performance of the Fund's Primary Shares.
MARKET OVERVIEW
The reporting period started out with a -10.27% return over the 29 trading days from January 1, 2016 through February 11, 2016 due to fears of a recession brought about by weak results in industrial and energy sectors. However, the services sectors remained strong and provided the resilience necessary for the market to recover and strengthen, ending the year as far up as it was down in the beginning.
The U.K. referendum vote to exit the European Union (“Brexit”) at the end of June and fears of a contested U.S. presidential election leading into November caused brief pullbacks, on the order of -5%. However, in both cases, the pull-backs were transitory, and the market bounced back sharply. The market, as measured by the S&P 500, ended the year up 11.96%, and domestic small-caps, as measured by the Russell 2000® Index,3 were up 21.31%. The 50 basis point increase in target interest rates in December by the U.S. Federal Reserve caused a slight market decline of less than 2% into the end of the reporting period.
U.S. equities continued to outperform those of the rest of the world, as well as fixed income, with the S&P 500 outperforming the MSCI ACWI and the 2.65% return of the Bloomberg Barclays U.S. Aggregate Bond Index.4 Following the commodity rout of 2015, the commodity market strengthened considerably with improving economic conditions, as indicated by the strong 19.53% return of the DBIQ Optimum Yield Diversified Commodity Index.5 High-yield bond spreads declined substantially, and high-yield bonds, as measured by the BofA Merrill Lynch U.S. High Yield Index,6 returned 17.34%. Renewed inflation expectations following the election led to solid performance of the Treasury Inflation-Protected Securities (TIPS) asset class, as the total return of U.S. TIPS, as measured by the Bloomberg Barclays U.S. TIPS Index,7 was 4.68%.
Market volatility8 decreased slightly from a moderate level of 18.21 to a moderately low level of 14.04 during the reporting period, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index (VIX),9 a measure of implied forward volatility of the S&P 500. However, it increased substantially during each of the market drawdown events mentioned earlier. During the recession fears, it reached a high of 28.14, during the Brexit vote, 25.76, and prior to the U.S. election, 22.51. With the exception of the market decline in January and February, these volatility increases were short-lived and receded quickly.
NEUTRAL ASSET ALLOCATION
The diversified10 neutral allocation, which was intended to provide resilience in down markets, was tilted away from fixed-income11 investments relative to the Blended Index. Also, the fixed-income portion of the Fund held TIPS, commodities and floating-rate notes for inflation protection. The diversified mix contributed positively to returns over the reporting period.
TACTICAL ALLOCATION
The Fund began the reporting period overweight in equities and quickly reduced the overweight during the initial drawdown, moving to an underweight position which was maintained for the bulk of the year. This tactical move negatively impacted Fund performance.
SECURITY SELECTION
Security selection negatively impacted Fund performance in the reporting period, with several underlying funds performing below their respective benchmarks.
Annual Shareholder Report
1

RISK MANAGEMENT OVERLAY
The Fund uses an S&P 500 futures12 overlay to reduce the Fund's risk in markets with unusually high volatility. During the reporting period, the volatility of the market, as measured by the VIX, spiked three times: in January/February, June and October/November. During these times of heightened volatility, the Fund entered short positions to hedge the neutral weight equity. These negative positions negatively affected total return, as the market recovered quickly in each case. At the end of the reporting period, the Fund had no overlay position.
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S& P 500.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index (60% MSCI ACWI and 40% BBUSUI). The Blended Index is being used for comparison purposes because, although it is not the Fund's broad-based securities market index, the Fund's Adviser believes it more closely reflects the market sectors in which the Fund invests.
3	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The R2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.*
4	The Bloomberg Barclays U.S. Aggregate Bond Index measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities.*
5	The DBIQ Optimum Yield Diversified Commodity Index is based on 14 commodities drawn from the Energy, Precious Metals, Industrial Metals and Agriculture sectors.*
6	The BofA Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.*
7	The Bloomberg Barclays U.S. TIPS Index is a market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury.*
8	Volatility is a statistical measurement of the frequency and level of changes in the value of an asset, index or instrument without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings.
9	The CBOE Volatility Index (VIX) is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices.*
10	Diversification does not assure a profit nor protect against loss.
11	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
12	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Managed Tail Risk Fund II from December 31, 2006 to December 31, 2016, compared to the Standard & Poor's 500 Index (S&P 500),2 the Fund's broad-based securities market index, and a blended index comprised of 60% of the MSCI All Country World Index (MSCI ACWI) and 40% of the Bloomberg Barclays U.S. Universal Index (BBUSUI) (the “Blended Index”).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2016
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 12/31/2016
	1 Year	5 Years	10 Years
Primary Shares	-4.20%	2.67%	0.73%
Service Shares	-4.48%	2.41%	0.50%
S&P 500	11.96%	14.66%	6.95%
Blended Index	6.42%	6.84%	4.31%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, the MSCI ACWI and the BBUSUI have been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The MSCI ACWI captures large- and mid-cap representation across 23 developed markets and 23 emerging markets countries. The index covers approximately 85% of the global investable equity opportunity set. The BBUSUI covers USD-denominated taxable bonds that are rated either investment-grade or high-yield. Effective August 24, 2016, the name of the BBUSUI changed from “Barclays U.S. Universal Index” to “Bloomberg Barclays U.S. Universal Index.” The indexes are not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)
At December 31, 2016, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Securities Sold Short	(3.4)%
Derivative Contracts—Short (notional value)[2]	(2.5)%
Domestic Equity Securities	37.5%
International Equity Securities	22.1%
U.S. Treasury Securities	9.2%
Domestic Fixed-Income Securities	5.2%
Trade Finance Agreements	5.0%
Asset-Backed Securities	2.2%
International Fixed-Income Securities	0.9%
Floating Rate Loan	0.4%
Non-Agency Mortgage-Backed Securities	0.4%
U.S. Government Agency Mortgage-Backed Securities	0.2%
Foreign Governments/Agencies	0.1%
Adjustment for Derivative Contracts (notional value)[2]	2.5%
Derivative Contracts[3,4]	0.0%
Other Security Types[5]	5.2%
Cash Equivalents[6]	12.7%
Other Assets and Liabilities—Net[7]	2.3%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Represents the notional value of S&P 500 futures contracts held by the Federated Prudent Bear Fund and Federated Absolute Return Fund.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less than 0.1%.
5	Other Security Types consist of exchange-traded funds and purchased options.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
4

Portfolio of Investments
December 31, 2016
Shares or Principal Amount			Value
		INVESTMENT COMPANIES—79.2%[1]
51,306		Emerging Markets Core Fund	$505,875
1,659,003		Federated Absolute Return Fund, Institutional Shares	15,727,343
77,949		Federated Bank Loan Core Fund	792,744
730,265		Federated Clover Small Value Fund, Institutional Shares	19,790,186
303,404		Federated Emerging Markets Equity Fund, Institutional Shares	2,557,699
833,185		Federated Equity Income Fund, Inc., Institutional Shares	19,163,261
242,358		Federated InterContinental Fund, Institutional Shares	10,530,445
798,016		Federated Intermediate Corporate Bond Fund, Institutional Shares	7,325,789
349,652		Federated International Leaders Fund, Class R6 Shares	10,248,296
2,977,505		Federated International Strategic Value Dividend Fund, Institutional Shares	10,212,842
744,525		Federated Kaufmann Large Cap Fund, Class R6 Shares	14,696,932
494,493		Federated Mortgage Core Portfolio	4,850,976
1,182,345		Federated Project and Trade Finance Core Fund	10,983,986
417,944		Federated Prudent Bear Fund, Institutional Shares	7,899,137
3,245,193		Federated Strategic Value Dividend Fund, Institutional Shares	19,179,089
980		Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	10,652
232,162		High Yield Bond Portfolio	1,467,261
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $169,743,536)	155,942,513
		CORPORATE BONDS—1.2%
$25,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	25,709
30,000		ACE INA Holdings, Inc., 3.350%, 05/03/2026	30,379
25,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	25,860
150,000		American Honda Finance Co, Unsecd. Deb., Series MTN, 2.250%, 08/15/2019	151,450
60,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	59,703
75,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 06/15/2025	77,080
100,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	98,192
50,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 04/21/2025	49,798
20,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	20,155
100,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	104,003
30,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	29,797
100,000		Canadian Natural Resources Ltd., 3.900%, 02/01/2025	100,459
22,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	21,060
30,000		Comerica, Inc., 3.800%, 07/22/2026	29,555
50,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	52,500
50,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 03/15/2025	49,518
40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	41,390
70,000		Enterprise Products Operating, Sr. Unsecd. Note, 3.950%, 02/15/2027	71,747
70,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	69,248
70,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	68,719
50,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	51,762
20,000		Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 03/15/2046	20,786
40,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 01/15/2026	40,525
40,000	[2,3]	Liberty Mutual Group, Inc., 4.850%, Series 144A, 08/01/2044	39,656
70,000		Liberty Property LP, Sr. Unsecd. Note, 3.750%, 04/01/2025	70,398
40,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	40,883
50,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub., 5.250%, 04/20/2046	52,110
70,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	73,047
Annual Shareholder Report
5

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
$25,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	$25,321
40,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 03/15/2026	39,759
100,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	99,019
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	51,459
10,000		Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	10,100
60,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	60,856
20,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	20,034
25,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	25,942
20,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	21,561
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	26,635
125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	138,271
25,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	24,273
30,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	30,124
50,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.117%, 10/31/2023	50,658
90,000		Williams Partners LP, 4.900%, 01/15/2045	83,332
55,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	54,475
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,290,622)	2,327,308
		ASSET-BACKED SECURITIES—0.2%
150,000		American Express Credit Account Master Trust 2014-1, Class A, 0.812%, 12/15/2021	150,286
90,000	[2,3]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, 2.146%, 09/27/2021	90,110
150,000	[2,3]	Penarth Master Issuer 2015-1A, Class A1, 0.848%, 03/18/2019	149,995
42,000	[2,3]	PFS Financing Corp., 2016-BA, Class A, 1.870%, 10/15/2021	41,698
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $431,999)	432,089
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
60,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 07/15/2049	59,336
95,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 08/10/2049	91,188
50,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	49,994
150,000		Federal Home Loan Mortgage Corp., 2.566%, 09/25/2020	152,995
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.1413%, 12/15/2049	99,286
105,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	106,784
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $576,792)	559,583
		EXCHANGE-TRADED FUNDS—5.0%
77,529		iShares Dow Jones U.S. Real Estate Index Fund	5,965,081
249,178	[4]	PowerShares DB Commodity Index Tracking Fund	3,946,980
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $12,078,957)	9,912,061
		U.S. TREASURY—6.1%
104,829		U.S. Treasury Inflation-Protected Bond, 0.750%, 02/15/2042	99,312
429,073		U.S. Treasury Inflation-Protected Bond, 0.750%, 02/15/2045	404,441
43,866		U.S. Treasury Inflation-Protected Bond, 1.000%, 02/15/2046	44,060
854,931		U.S. Treasury Inflation-Protected Bond, 1.375%, 02/15/2044	933,644
1,407,648		U.S. Treasury Inflation-Protected Bond, 1.750%, 01/15/2028	1,570,764
1,678,225		U.S. Treasury Inflation-Protected Bond, 2.000%, 01/15/2026	1,889,501
750,175		U.S. Treasury Inflation-Protected Bond, 2.375%, 01/15/2025	860,988
186,884		U.S. Treasury Inflation-Protected Note, 0.125%, 01/15/2022	187,196
1,343,699		U.S. Treasury Inflation-Protected Note, 0.125%, 04/15/2018	1,355,352
452,099		U.S. Treasury Inflation-Protected Note, 0.125%, 04/15/2020	456,835
127,485		U.S. Treasury Inflation-Protected Note, 0.125%, 04/15/2021	128,262
Annual Shareholder Report
6

Shares or Principal Amount		Value
	U.S. TREASURY—continued
$48,986	U.S. Treasury Inflation-Protected Note, 0.250%, 01/15/2025	$48,196
101,929	U.S. Treasury Inflation-Protected Note, 0.375%, 07/15/2025	101,392
366,224	U.S. Treasury Inflation-Protected Note, 0.625%, 01/15/2026	369,459
1,005,908	U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 01/15/2024	1,024,154
336,282	U.S. Treasury Inflation-Protected Note, Series D-2018, 1.375%, 07/15/2018	348,776
1,675,855	U.S. Treasury Inflation-Protected Note, Series D-2020, 1.250%, 07/15/2020	1,770,218
3,054	U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 07/15/2024	3,002
515,790	U.S. Treasury Inflation-Protected Note, Series X-2019, 0.125%, 04/15/2019	522,076
1,000	United States Treasury Bond, 3.000%, 11/15/2044	985
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,950
	TOTAL U.S. TREASURY (IDENTIFIED COST $12,082,816)	12,121,563
	REPURCHASE AGREEMENT—9.2%
18,033,000	Interest in $903,000,000 joint repurchase agreement 0.50%, dated 12/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $903,050,167 on 1/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $930,141,672. (IDENTIFIED COST $18,033,000)	18,033,000
	TOTAL INVESTMENTS—101.2% (IDENTIFIED COST $215,237,722)[5]	199,328,117
	OTHER ASSETS AND LIABILITIES - NET—(1.2)%[6]	(2,455,082)
	TOTAL NET ASSETS—100%	$196,873,035
At December 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[4]United States Treasury Long Bond Long Futures	6	$903,937	March 2017	$(8,256)
[4]United States Treasury Notes 2-Year Long Futures	48	$10,401,000	March 2017	$(9,338)
[4]United States Treasury Ultra Bond Long Futures	4	$641,000	March 2017	$(7,617)
[4]United States Treasury Notes 5-Year Short Futures	20	$2,353,281	March 2017	$10,729
[4]United States Treasury Notes 10-Year Short Futures	20	$2,485,625	March 2017	$10,313
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(4,169)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2016, these restricted securities amounted to $373,959, which represented 0.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2016, these liquid restricted securities amounted to $373,959, which represented 0.2% of total net assets.
4	Non-income-producing security.
5	The cost of investments for federal tax purposes amounts to $215,525,925.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
7

The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies[1]	$137,341,671	$—	$—	$155,942,513
Debt Securities:
Corporate Bonds	—	2,327,308	—	2,327,308
Asset-Backed Securities	—	432,089	—	432,089
Commercial Mortgage-Backed Securities	—	559,583	—	559,583
Exchange-Traded Funds	9,912,061	—	—	9,912,061
U.S. Treasury	—	12,121,563	—	12,121,563
Repurchase Agreement	—	18,033,000	—	18,033,000
TOTAL SECURITIES	$147,253,732	$33,473,543	$—	$199,328,117
Other Financial Instruments[2]
Assets	$21,042	$—	$—	$21,042
Liabilities	(25,211)	—	—	(25,211)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(4,169)	$—	$—	$(4,169)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $18,600,842 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$5.11	$5.55	$7.06	$6.25	$6.02
Income From Investment Operations:
Net investment income	0.08[1]	0.08	0.08[1]	0.11[1]	0.07
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(0.29)	(0.42)	(0.13)	0.91	0.54
TOTAL FROM INVESTMENT OPERATIONS	(0.21)	(0.34)	(0.05)	1.02	0.61
Less Distributions:
Distributions from net investment income	(0.09)	(0.09)	(0.12)	(0.07)	(0.03)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	(0.01)	(1.34)	(0.14)	(0.35)
TOTAL DISTRIBUTIONS	(0.09)	(0.10)	(1.46)	(0.21)	(0.38)
Net Asset Value, End of Period	$4.81	$5.11	$5.55	$7.06	$6.25
Total Return[2]	(4.20)%	(6.29)%	(0.97)%	16.45%	10.17%
Ratios to Average Net Assets:
Net expenses	0.28%	0.28%	0.30%	0.50%	1.04%[3]
Net investment income	1.57%	1.54%	1.41%	1.62%	0.99%
Expense waiver/reimbursement[4]	0.69%	0.67%	0.61%	0.53%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$133,556	$141,823	$153,165	$169,658	$165,598
Portfolio turnover	21%	49%	39%	137%	103%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.04% for the year ended December 31, 2012, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$5.10	$5.54	$7.07	$6.26	$6.02
Income From Investment Operations:
Net investment income	0.06[1]	0.07	0.08[1]	0.14[1]	0.06
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(0.29)	(0.42)	(0.16)	0.86	0.55
TOTAL FROM INVESTMENT OPERATIONS	(0.23)	(0.35)	(0.08)	1.00	0.61
Less Distributions:
Distributions from net investment income	(0.07)	(0.08)	(0.11)	(0.05)	(0.02)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	(0.01)	(1.34)	(0.14)	(0.35)
TOTAL DISTRIBUTIONS	(0.07)	(0.09)	(1.45)	(0.19)	(0.37)
Net Asset Value, End of Period	$4.80	$5.10	$5.54	$7.07	$6.26
Total Return[2]	(4.48)%	(6.43)%	(1.33)%	16.11%	10.03%
Ratios to Average Net Assets:
Net expenses	0.53%	0.53%	0.54%	0.75%	1.29%[3]
Net investment income	1.32%	1.29%	1.46%	2.01%	0.73%
Expense waiver/reimbursement[4]	0.69%	0.67%	0.63%	0.54%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$63,317	$69,876	$67,434	$10,101	$4,146
Portfolio turnover	21%	49%	39%	137%	103%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.29% for the year ended December 31, 2012, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Assets and Liabilities
December 31, 2016
Assets:
Total investment in securities, at value including $155,942,513 of investment in affiliated holdings (Note 5) (identified cost $215,237,722)		$199,328,117
Cash		254
Restricted cash (Note 2)		42,150
Income receivable		84,034
Receivable for investments sold		2,156,860
Receivable for shares sold		25,995
Receivable for daily variation margin on futures contracts		6,054
TOTAL ASSETS		201,643,464
Liabilities:
Payable for investments purchased	$4,559,423
Payable for shares redeemed	113,854
Payable to adviser (Note 5)	650
Payable for administrative fees (Note 5)	843
Payable for distribution services fee (Note 5)	13,481
Accrued expenses (Note 5)	82,178
TOTAL LIABILITIES		4,770,429
Net assets for 40,994,291 shares outstanding		$196,873,035
Net Assets Consist of:
Paid-in capital		$232,738,997
Net unrealized depreciation of investments and futures contracts		(15,913,774)
Accumulated net realized loss on investments, futures contracts, written options and foreign currency transactions		(23,021,579)
Undistributed net investment income		3,069,391
TOTAL NET ASSETS		$196,873,035
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($133,555,758 ÷ 27,790,523 shares outstanding), no par value, unlimited shares authorized		$4.81
Service Shares:
Net asset value per share ($63,317,277 ÷ 13,203,768 shares outstanding), no par value, unlimited shares authorized		$4.80
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Operations
Year Ended December 31, 2016
Investment Income:
Dividends (including $3,056,347 received from affiliated holdings (Note 5))			$3,324,254
Interest			377,279
Investment income allocated from affiliated partnership (Note 5)			20,951
TOTAL INCOME			3,722,484
Expenses:
Investment adviser fee (Note 5)		$1,507,149
Administrative fee (Note 5)		157,178
Custodian fees		17,512
Transfer agent fee		20,804
Directors'/Trustees' fees (Note 5)		2,856
Auditing fees		28,390
Legal fees		10,813
Portfolio accounting fees		71,988
Distribution services fee (Note 5)		163,763
Printing and postage		109,464
Miscellaneous (Note 5)		17,983
EXPENSES BEFORE ALLOCATION		2,107,900
Expenses allocated from affiliated partnership (Note 5)		240
TOTAL EXPENSES		2,108,140
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,379,391)
Reimbursement of other operating expenses (Note 2)	(1,067)
TOTAL WAIVER AND REIMBURSEMENTS		(1,380,458)
Net expenses			727,682
Net investment income			2,994,802
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments (including realized loss of $(2,975,694) on sales of investments in affiliated holdings (Note 5))			(13,229,787)
Net realized loss on futures contracts			(7,038,594)
Net realized gain on written options			1,715,498
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			(9,464)
Realized gain distribution from affiliated investment company shares (Note 5)			1,077,671
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			5,139,832
Net change in unrealized appreciation of futures contracts			(21,474)
Net realized and unrealized loss on investments, futures contracts, written options and foreign currency transactions			(12,366,318)
Change in net assets resulting from operations			$(9,371,516)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Changes in Net Assets
Year Ended December 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,994,802	$3,237,959
Net realized loss on investments including allocation from affiliated partnership, futures contracts, written options and foreign currency transactions	(17,484,676)	(2,667,509)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	5,118,358	(14,801,139)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(9,371,516)	(14,230,689)
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(2,372,125)	(2,454,018)
Service Shares	(959,350)	(1,109,052)
Distributions from net realized gain on investments, futures contracts and written options
Primary Shares	—	(205,639)
Service Shares	—	(101,669)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,331,475)	(3,870,378)
Share Transactions:
Proceeds from sale of shares	25,650,999	39,746,282
Net asset value of shares issued to shareholders in payment of distributions declared	3,331,475	3,870,379
Cost of shares redeemed	(31,104,930)	(34,416,079)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,122,456)	9,200,582
Change in net assets	(14,825,447)	(8,900,485)
Net Assets:
Beginning of period	211,698,482	220,598,967
End of period (including undistributed net investment income of $3,069,391 and $3,327,001, respectively)	$196,873,035	$211,698,482
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Notes to Financial Statements
December 31, 2016
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Managed Tail Risk Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report
14

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Co-Advisers and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The Fund had invested in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P. which was a limited partnership established under the laws of the state of Delaware. The Fund recorded daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes. The detail of total fund expense waiver and reimbursements of $1,380,458 is disclosed in various locations in this Note 2 and Note 5.
For the year ended December 31, 2016, the custodian reimbursed $1,067 of custody fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
15

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account either a specified amount of cash, which is shown as Restricted Cash in the Statement of Assets and Liabilities, or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $7,440,990 and $22,948,317, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Option Contracts
The Fund buys or sells put and call options to increase return and to manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The following is a summary of the Fund's written option activity:
Contracts	Number of Contracts	Premium
Outstanding at December 31, 2015	—	$—
Contracts written	15,560	2,090,198
Contracts expired	(10,235)	(1,140,087)
Contracts bought back	(5,325)	(950,111)
Outstanding at December 31, 2016	—	$—
The average market value of written options held by the Fund throughout the period was $139,642. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of purchased call and put options held by the Fund throughout the period was $97,316 and $744,941, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Annual Shareholder Report
16

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$(4,169)*
*	Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Option Contracts[1]	Written Option Contracts	Total
Interest rate contracts	$(22,346)	$—	$—	$(22,346)
Equity contracts	(7,016,248)	(10,288,208)	1,715,498	(15,588,958)
TOTAL	$(7,038,594)	$(10,288,208)	$1,715,498	$(15,611,304)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Option Contracts[2]	Total
Interest rate contracts	$(21,474)	$—	$(21,474)
Equity contracts	—	(81,937)	(81,937)
TOTAL	$(21,474)	$(81,937)	$(103,411)
1	The net realized loss on Purchased Option Contracts is found within the Net realized loss on investments on the Statement of Operations.
2	The net change in unrealized appreciation of Purchased Option Contracts is found within the Net Change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended December 31	2016		2015
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	2,955,103	$14,301,919	2,609,269	$13,934,238
Shares issued to shareholders in payment of distributions declared	492,142	2,372,125	480,951	2,659,658
Shares redeemed	(3,387,677)	(16,394,502)	(2,968,731)	(16,030,077)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	59,568	$279,542	121,489	$563,819

Year Ended December 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,349,268	$11,349,080	4,739,241	$25,812,044
Shares issued to shareholders in payment of distributions declared	199,035	959,350	218,937	1,210,721
Shares redeemed	(3,041,516)	(14,710,428)	(3,433,951)	(18,386,002)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(493,213)	$(2,401,998)	1,524,227	$8,636,763
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(433,645)	$(2,122,456)	1,645,716	$9,200,582
Annual Shareholder Report
17

4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for discount accretion/premium amortization on debt securities, expired capital loss carryforwards, regulatory settlement proceeds, partnership income, short-term capital gain distributions from registered investment companies and TIPS deflation adjustments.
For the year ended December 31, 2016, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(6,189,760)	$79,063	$6,110,697
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary income	$3,331,475	$3,563,070
Long-term capital gains	$—	$307,308
As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$3,069,391
Net unrealized depreciation	$(16,197,808)
Capital loss carryforwards and deferrals	$(22,737,545)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales, discount accretion/premium amortization on debt securities and partnership adjustments.
At December 31, 2016, the cost of investments for federal tax purposes was $215,525,925. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities and (b) futures contracts was $16,197,808. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,234,743 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,432,551.
At December 31, 2016, the Fund had a capital loss carryforward of $22,737,545 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$14,760,742	$5,717,138	$20,477,880
2017	$2,259,665	NA	$2,259,665
As a result of the tax-free transfer of assets from Federated Clover Value Fund II, certain capital loss carryforwards listed above may be limited.
Capital loss carryforwards of $6,189,290 expired during the year ended December 31, 2016.
As of December 31, 2016, for federal income tax purposes, the Fund has $2,829,392 in passive activity loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee. For the year ended December 31, 2016, the Co-Advisers voluntarily waived $460,216 of their fee.
Annual Shareholder Report
18

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$163,763
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2016, FSC retained $62 of fees paid by the Fund. For the year ended December 31, 2016, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Co-Advisers and certain of their affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2016, total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.27% and 0.52% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report
19

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Co-Advisers or an affiliate of the Co-Advisers. The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended December 31, 2016, the Co-Advisers reimbursed $919,175. Transactions involving the affiliated holdings during the year ended December 31, 2016, were as follows:
	Balance of Shares Held 12/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2016	Value	Dividend Income/ Allocated Investment Income	Realized Gain Distributions/ Allocated Net Realized Gain (Loss)
*Emerging Markets Fixed Income Core Fund	14,715	10,784	(25,499)	—	$—	$20,951	$(9,464)
Emerging Markets Core Fund	—	94,673	(43,367)	51,306	$505,875	$18,692	$4,075
Federated Absolute Return Fund, Institutional Shares	1,634,101	118,192	(93,290)	1,659,003	$15,727,343	$—	$—
Federated Bank Loan Core Fund	42,894	49,360	(14,305)	77,949	$792,744	$34,175	$—
Federated Clover Small Value Fund, Institutional Shares	931,097	96,534	(297,366)	730,265	$19,790,186	$160,675	$375,086
Federated Emerging Markets Equity Fund, Institutional Shares	360,692	17,949	(75,237)	303,404	$2,557,699	$21,646	$—
Federated Equity Income Fund, Inc., Institutional Shares	1,102,122	178,028	(446,965)	833,185	$19,163,261	$421,391	$315,216
Federated InterContinental Fund, Institutional Shares	292,664	30,441	(80,747)	242,358	$10,530,445	$235,790	$—
Federated Intermediate Corporate Bond Fund, Institutional Shares	994,351	367,933	(564,268)	798,016	$7,325,789	$300,748	$18,438
Federated International Leaders Fund, Class R6 Shares	423,226	56,606	(130,180)	349,652	$10,248,296	$251,968	$—
Federated International Strategic Value Dividend Fund, Institutional Shares	3,721,372	220,096	(963,963)	2,977,505	$10,212,842	$336,996	$—
Federated Kaufmann Large Cap Fund, Class R6 Shares	1,230,822	—	(486,297)	744,525	$14,696,932	$—	$—
Federated Mortgage Core Portfolio	384,638	253,760	(143,905)	494,493	$4,850,976	$142,512	$—
Federated Project and Trade Finance Core Fund	1,381,721	62,391	(261,767)	1,182,345	$10,983,986	$518,536	$—
Federated Prudent Bear Fund, Institutional Shares	3,801,433	453,245	(3,836,734)	417,944	$7,899,137	$—	$—
Federated Strategic Value Dividend Fund, Institutional Shares	2,447,987	1,135,091	(337,885)	3,245,193	$19,179,089	$491,599	$364,856
Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	968	12	—	980	$10,652	$137	$—
High Yield Bond Portfolio	289,163	86,166	(143,167)	232,162	$1,467,261	$121,482	$—
TOTAL OF AFFILIATED TRANSACTIONS	19,053,966	3,231,261	(7,944,942)	14,340,285	$155,942,513	$3,077,298	$1,068,207
*	At December 31, 2016, the security is no longer held in the Fund's portfolio of investments.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2016, were as follows:
Purchases	$30,012,273
Sales	$54,651,941
Annual Shareholder Report
20

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of December 31, 2016, the Fund had no outstanding loans. During the year ended December 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2016, there were no outstanding loans. During the year ended December 31, 2016, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. FEDERAL TAX INFORMATION (UNAUDITED)
Of the ordinary income distributions made by the Fund during the year ended December 31, 2016, 34.38% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report
21

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF The FEDERATED INSURANCE SERIES AND SHAREHOLDERS OF FEDERATED MANAGED TAIL RISK FUND II:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Managed Tail Risk Fund II (the “Fund”), as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agent, custodian, and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Managed Tail Risk Fund II as of December 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 15, 2017
Annual Shareholder Report
22

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$997.90	$1.41
Service Shares	$1,000	$997.90	$2.66
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,023.73	$1.42
Service Shares	$1,000	$1,022.47	$2.69
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.28%
Service Shares	0.53%
Annual Shareholder Report
23

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: September 1993	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: September 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report
25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 President Officer since: November 2004	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Managed Tail Risk Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract, under which Federated Investment Management Company, Federated Equity Management Company of Pennsylvania and Federated Global Investment Management Corp. will serve as co-advisers to the Fund (“Co-Advisers”) for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of each Co-Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers but also considered the allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Co-Advisers also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Co-Advisers or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Co-Advisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Co-Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Co-Advisers in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market
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practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The investment advisory contract between the Fund and the Co-Advisers provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The investment advisory contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, and in connection with its May meetings, the Board considered the fee allocation and analyzed whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of the Co-Advisers and their affiliates dedicated to the Fund. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate with respect to the implementation of the Fund's strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. In this regard, the Board evaluated, among other things, the Co-Advisers' personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Co-Advisers. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Co-Advisers are executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Co-Advisers' investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund
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ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Co-Advisers and recognized the efforts being taken by the Co-Advisers in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Co-Advisers have made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Co-Advisers' investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Co-Advisers' industry standing and reputation and with the expectation that the Co-Advisers will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment
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advisory contract reflected the fact that it is the shareholders who have effectively selected the Co-Advisers by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Co-Advisers and their affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Managed Tail Risk Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916835
CUSIP 313916819
G00433-19 (2/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
December 31, 2016
Federated Managed Volatility Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2016 through December 31, 2016. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Managed Volatility Fund II (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2016, was 7.69%. The 7.69% total return for the reporting period consisted of 2.89% in price appreciation and 4.80% in reinvested dividends. For the same period, the Russell 1000® Value Index (R1000V) returned 17.34%, the Bloomberg Barclays High Yield 2% Issuer Capped Index (BBHY2%ICI) returned 17.13%, the Bloomberg Barclays Mortgage Backed Securities Index (BBMB) returned 1.67% and the Bloomberg Barclays Emerging Markets USD Aggregate Index (BBEMAI) returned 9.88%. Weighting these benchmarks (40% R1000V, 20% BBHY2%ICI, 20% BBMB and 20% BBEMAI), the blended index (“Blended Index”)1 return for the period was 12.68%. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which are not reflected in the total return of the Blended Index.
The Fund's investment strategy focused on income-earning investments, specifically high-quality, dividend-paying stocks and fixed-income securities with high current yield through: (1) portfolio allocation; (2) sector and security selection for equities and; (3) sector and security selection for bonds to achieve the Fund's objectives of high current income and moderate capital appreciation.2
MARKET OVERVIEW
During the reporting period, equity markets marked all-time highs and endured heightened volatility on the heels of several major news stories both domestically and abroad. The first bout of volatility during the reporting period came late in 2015 as the Federal Reserve (the Fed) commenced the much awaited tightening cycle and raised the federal funds target rate by 25 basis points. As the reporting period progressed, investors anticipated anywhere between one and three additional rate hikes, though they saw none. Following the December tightening, equity markets suffered their worst start to a year on record. Despite this, equities rebounded and finished the quarter in positive territory. Looking abroad, the biggest international news story of the reporting period was the U.K.'s vote in late June to exit the European Union. The U.K. reached a surprising result as the “leave” vote won by a small majority, injecting fear and volatility into global markets. Markets quickly stabilized, once again, as stronger economic data and quantitative easing commitments from European and Japanese central banks calmed investors. As the reporting period came to a close, focus shifted to the U.S. presidential election. In a surprising result, Donald Trump defeated Hillary Clinton to become the President-elect. Equity markets responded in the final trading days of the reporting period by reaching all-time highs on the expectations that President-elect Trump will cut taxes and roll back regulation to jump start the economy.
The Standard & Poor's 500 Index3 (S&P 500) returned 11.96% for the reporting period. In general, value stocks outperformed growth stocks, while cyclical stocks outperformed defensive stocks. The S&P 500's weak performance in the Real Estate, Health Care and Consumer Staples sectors was overshadowed by stronger performance in the Energy, Telecom and Financials sectors.
On the fixed-income side, U.S. Treasury rates increased for all maturities across the yield curve. The largest yield increases occurred in the front-end of the yield curve. Specifically, interest rates for maturities of 3-months and 1-year increased by 33 and 21 basis points, respectively. Interest rates in the 5-year to 10-year part of the Treasury curve increased by approximately 17 basis points, while yields on the 30-year maturity increased by only five basis points. As a result, the U.S. Treasury curve experienced a “Bear Flattening” in 2016, which contributed to the outperformance by longer maturity bonds within their respective markets. Global investor demand for yield drove U.S. credit spreads tighter. The credit-sensitive U.S. fixed-income markets such as high-yield, investment-grade corporates and commercial mortgage-backed securities all outperformed the U.S. Treasury market on a total return and duration adjusted basis. The Bloomberg Barclays U.S. Treasury Index4 total return for the reporting period was 1.04%, compared to the Bloomberg BBHY2%ICI total return of 17.13%, the BBEMAI total return of 9.88%, and the BBMB total return of 1.67%. The fixed-income portfolio's blended benchmark's total return for the reporting period was 7.6%. In addition, lower quality credit outperformed higher quality credit.
PORTFOLIO ALLOCATION
During the reporting period, the Fund's portfolio was allocated between stocks and fixed-income securities in a manner reflecting the Fund's primary investment objective of income and its secondary objective of capital appreciation. Factors used in making this allocation were: (1) the Fund's ability to pay and maintain an attractive level of dividends; and (2) the expected relative total return of fixed-income securities and stocks. The allocation at the end of the reporting period on December 31, 2016, was 56.5% fixed-income securities, 38.1% stocks and 5.4% cash equivalents and other assets/liabilities.
Relative to the Blended Index, the Fund's allocation had a negative effect on Fund performance because fixed income underperformed equity securities.
Annual Shareholder Report

SECTOR AND SECURITY SELECTION–EQUITY
The equity component of the Fund contributed to the Fund's current income objective; however, it underperformed the R1000V benchmark during the reporting period. Fund management focused on realization of the Fund's income and total return objectives by purchasing and holding income-producing equity securities with favorable valuation levels. Relative to the equity component of blended index, stock selection and sector allocation both contributed negatively to the Fund's equity performance. Stock selection in the Consumer Staples and Materials sectors contributed positively to Fund's equity performance. This was offset by negative stock selection in the Energy and Health Care sectors. Sector selection in Financials and Telecom Services helped Fund performance relative to the R1000V but was offset by negative sector selection in Energy and Utilities.
During the reporting period, the Fund invested in S&P 500 futures contracts for volatility risk management purposes.5 The Fund responded to volatility spikes throughout the year by reducing the long futures positions, and increased the position as the spikes subsided. In January, the Fund responded to a major volatility spike, removing the long futures position and implementing a small short futures position. This short position remained through the end of April and was then replaced with a long position. The futures overlay remained long for the remainder of the year, ending the year at about +58%. The long futures exposure in the second half of the year was the major positive contributor to Fund performance for the reporting period. The realized, annualized daily volatility of the Fund during the reporting period was 8.25%, within the 8%-12% target range.
SECTOR AND SECURITY SELECTION–BONDS6
Sector was the largest positive contributor to the Fund's fixed-income performance in 2016. The overweight to the high-yield7 sector and the resulting underweight to the mortgage-backed securities (MBS)8 market were the primary drivers of the positive sector contribution. As discussed above, the return of the high-yield market outperformed the total return of the fixed-income blended index, while the return of the MBS market underperformed the total return of the fixed-income blended index. The large absolute total returns in the high-yield market were driven by the stabilization of commodity prices and the ensuing credit improvement in the commodity-sensitive Energy and Metals & Mining sectors. The rising rate environment in the second half of the year negatively impacted U.S. MBS returns during the reporting period.
Security selection was the largest negative contributor to performance due primarily to negative security selection in the high-yield portion of the portfolio. The underweight to the high-yield Energy and Metals & Mining sectors, which was a significant contributor to Fund performance in 2015, was a minor drag on Fund performance in 2016. However, the income from this high-yield sector contributed to the Fund's primary objective of income. Security selection in the MBS, emerging markets,9 and high-quality10 portfolios were positive contributors to performance.
The management of the Fund's interest rate exposure, which was less than the benchmark's duration11 over the course of the reporting period, had a slightly positive impact on performance. The Fund's yield curve positioning was immaterial to performance.
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index.
2	There are no guarantees that dividend-paying stocks will continue to pay dividends. In addition, dividend-paying stocks may not experience the same capital appreciation potential as non-dividend-paying stocks. High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
3	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S& P 500 Index.
4	The Bloomberg Barclays U.S. Treasury Index measures U.S dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury. The index is unmanaged, and it is not possible to invest directly in an index.
5	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional instruments.
6	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
7	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
8	The value of some mortgage-backed securities may be particularly sensitive to changes in the prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
9	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries and currency risk and political risks are accentuated in emerging markets.
10	Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
11	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Managed Volatility Fund II from December 31, 2006 to December 31, 2016, compared to the Standard & Poor's 500 Index (S&P 500),2,3 the Russell 1000® Value Index (R1000V),3,4 both broad-based securities market indexes, and a blend of indexes comprised of 40% R1000V/20% Bloomberg Barclays Emerging Markets USD Aggregate Index (BBEMAI)/20% Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI)/20% Bloomberg Barclays Mortgage Backed Securities Index (BBMB) (Blended Index).3,4 The Average Annual Total Return table below shows returns averaged over the stated periods.
GROWTH of a $10,000 Investment
Growth of $10,000 as of December 31, 2016
Average Annual Total Returns for the Period Ended 12/31/2016
	1 Year	5 Years	10 Years
Fund	7.69%	7.42%	5.96%
S&P 500	11.96%	14.66%	6.95%
R1000V	17.34%	14.80%	5.72%
Blended Index	12.68%	8.97%	6.30%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, R1000V and the Blended Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
3	The S&P 500, R1000V and the Blended Index are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The R1000V is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The R1000V is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The BBEMAI tracks total returns for external-currency-denominated debt instruments of the emerging markets. The BBHY2%ICI is an issuer-constrained version of the Bloomberg Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The BBMB covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). Effective August 24, 2016, the names of the “Barclays” indexes changed to “Bloomberg Barclays.”
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At December 31, 2016, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Equity Securities	34.4%
International Fixed-Income Securities	28.1%
Domestic Fixed-Income Securities	27.9%
International Equity Securities	3.6%
Derivative Contracts[2]	0.2%
Other Security Types[3]	0.2%
Cash Equivalents[4]	3.0%
Other Assets and Liabilities—Net[5]	2.6%
TOTAL	100.0%
At December 31, 2016, the Fund's sector composition6 for its equity securities was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	24.7%
Industrials	12.6%
Energy	11.9%
Health Care	11.6%
Information Technology	11.5%
Consumer Staples	7.0%
Consumer Discretionary	5.1%
Utilities	5.1%
Telecommunication Services	4.5%
Real Estate	3.2%
Materials	2.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Other Security Types consist of purchased options.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report

Portfolio of Investments
December 31, 2016
Principal Amount, Contracts or Shares		Value
	COMMON STOCKS—38.0%
	Consumer Discretionary—2.0%
65,276	American Eagle Outfitters, Inc.	$990,237
36,454	Goodyear Tire & Rubber Co.	1,125,335
8,103	Home Depot, Inc.	1,086,450
40,121	Honda Motor Co. Ltd., ADR	1,171,132
9,015	McDonald's Corp.	1,097,306
44,855	Regal Entertainment Group	924,013
28,138	TJX Cos., Inc.	2,114,008
14,714	Time Warner, Inc.	1,420,342
39,024	Twenty-First Century Fox, Inc.	1,094,233
	TOTAL	11,023,056
	Consumer Staples—2.7%
16,096	Altria Group, Inc.	1,088,412
14,561	CVS Health Corp.	1,149,008
15,773	Colgate-Palmolive Co.	1,032,185
53,593	ConAgra Brands, Inc.	2,119,603
37,185	Energizer Holdings, Inc.	1,658,823
12,486	Ingredion, Inc.	1,560,251
13,063	Kraft Heinz Co./The	1,140,661
25,042	Smucker (J.M.) Co.	3,206,879
28,602	Wal-Mart Stores, Inc.	1,976,970
	TOTAL	14,932,792
	Energy—4.5%
31,299	Anadarko Petroleum Corp.	2,182,479
28,364	BP PLC, ADR	1,060,246
59,951	Baker Hughes, Inc.	3,895,017
8,856	Chevron Corp.	1,042,351
21,265	ConocoPhillips	1,066,227
36,231	ENI S.p.A, ADR	1,168,088
26,848	EOG Resources, Inc.	2,714,333
113,784	Ensco PLC	1,105,981
18,282	Exxon Mobil Corp.	1,650,133
83,094	Frank's International N.V.	1,022,887
24,146	Helmerich & Payne, Inc.	1,868,901
76,874	Nabors Industries Ltd.	1,260,734
32,959	Oceaneering International, Inc.	929,773
13,356	Schlumberger Ltd.	1,121,236
62,259	Technip SA	1,109,455
13,229	Tesoro Petroleum Corp.	1,156,876
17,045	Valero Energy Corp.	1,164,514
	TOTAL	25,519,231
	Financials—9.4%
37,176	Aflac, Inc.	2,587,450
46,405	Allstate Corp.	3,439,539
18,204	American Express Co.	1,348,552
55,734	BB&T Corp.	2,620,613
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	COMMON STOCKS—continued
	Financials—continued
162,145	Bank of America Corp.	$3,583,404
64,149	Citigroup, Inc.	3,812,375
45,571	Discover Financial Services	3,285,213
43,853	East West Bancorp, Inc.	2,229,048
9,738	Goldman Sachs Group, Inc.	2,331,764
25,042	Hartford Financial Services Group, Inc.	1,193,251
52,718	JPMorgan Chase & Co.	4,549,036
35,143	Lazard Ltd., Class A	1,444,026
57,937	MetLife, Inc.	3,122,225
83,730	Morgan Stanley	3,537,592
89,496	Old Republic International Corp.	1,700,424
28,779	PNC Financial Services Group	3,365,992
66,120	Sun Life Financial Services of Canada	2,539,669
41,591	The Bank of New York Mellon Corp.	1,970,582
19,530	The Travelers Cos, Inc.	2,390,863
24,965	U.S. Bancorp	1,282,452
12,851	Zions Bancorporation	553,107
	TOTAL	52,887,177
	Health Care—4.4%
27,290	Abbott Laboratories	1,048,209
27,048	AbbVie, Inc.	1,693,746
10,045	Aetna, Inc.	1,245,680
6,812	Allergan PLC	1,430,588
13,401	Amgen, Inc.	1,959,360
8,614	Anthem, Inc.	1,238,435
48,431	Baxter International, Inc.	2,147,431
28,690	Bristol-Myers Squibb Co.	1,676,644
23,154	Gilead Sciences, Inc.	1,658,058
50,822	GlaxoSmithKline PLC, ADR	1,957,155
23,588	Johnson & Johnson	2,717,574
66,182	Merck & Co., Inc.	3,896,134
31,636	Teva Pharmaceutical Industries, Ltd., ADR	1,146,805
7,161	UnitedHealth Group, Inc.	1,146,046
	TOTAL	24,961,865
	Industrials—4.8%
26,566	Alaska Air Group, Inc.	2,357,201
39,130	Apogee Enterprises, Inc.	2,095,803
29,636	Delta Air Lines, Inc.	1,457,795
27,042	Eaton Corp. PLC	1,814,248
7,433	General Dynamics Corp.	1,283,382
15,709	Huntington Ingalls Industries, Inc.	2,893,441
25,858	Ingersoll-Rand PLC	1,940,384
25,195	Johnson Controls International PLC	1,037,782
7,673	L-3 Communications Holdings, Inc.	1,167,140
18,417	Manpower Group, Inc.	1,636,719
51,360	Masco Corp.	1,624,003
5,963	Northrop Grumman Corp.	1,386,875
13,993	Parker-Hannifin Corp.	1,959,020
31,245	Robert Half International, Inc.	1,524,131
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	COMMON STOCKS—continued
	Industrials—continued
11,446	United Technologies Corp.	$1,254,710
23,435	Waste Management, Inc.	1,661,776
	TOTAL	27,094,410
	Information Technology—4.4%
18,565	Apple, Inc.	2,150,198
70,885	Applied Materials, Inc.	2,287,459
100,120	Cisco Systems, Inc.	3,025,626
74,501	Corning, Inc.	1,808,139
170,051	HP, Inc.	2,523,557
12,653	Harris Corp.	1,296,553
45,675	Hewlett Packard Enterprise Co.	1,056,920
18,788	Lam Research Corp.	1,986,455
22,451	Leidos Holdings, Inc.	1,148,144
24,315	Qualcomm, Inc.	1,585,338
24,126	TE Connectivity Ltd.	1,671,449
55,849	Texas Instruments, Inc.	4,075,302
	TOTAL	24,615,140
	Materials—1.0%
47,794	CRH PLC ADR	1,643,158
21,083	Cabot Corp.	1,065,535
29,442	Domtar Corp.	1,149,121
35,638	Dow Chemical Co.	2,039,206
	TOTAL	5,897,020
	Real Estate—1.2%
7,850	Coresite Realty Corp., REIT	623,055
12,419	Digital Realty Trust, Inc.	1,220,291
44,421	Duke Realty Corp.	1,179,822
64,311	General Growth Properties, Inc.	1,606,489
37,186	Retail Properties of America, Inc.	570,061
2,778	Simon Property Group, Inc.	493,567
9,040	Sun Communities, Inc.	692,554
7,986	Welltower, Inc.	534,503
	TOTAL	6,920,342
	Telecommunication Services—1.7%
72,324	AT&T, Inc.	3,075,940
25,260	BCE, Inc.	1,092,242
57,041	CenturyLink, Inc.	1,356,435
76,238	Verizon Communications	4,069,585
	TOTAL	9,594,202
	Utilities—1.9%
25,269	American Electric Power Co., Inc.	1,590,936
13,944	DTE Energy Co.	1,373,623
17,096	Dominion Resources, Inc.	1,309,383
18,639	Duke Energy Corp.	1,446,759
22,491	Exelon Corp.	798,205
12,237	NextEra Energy, Inc.	1,461,832
28,752	PPL Corp.	979,006
9,995	Sempra Energy	1,005,897
Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		COMMON STOCKS—continued
		Utilities—continued
19,846		Southern Co.	$976,225
		TOTAL	10,941,866
		TOTAL COMMON STOCKS (IDENTIFIED COST $193,157,822)	214,387,101
		ADJUSTABLE RATE MORTGAGE—0.0%
11,729		Federal National Mortgage Association, 3.061%, 09/01/2037 (IDENTIFIED COST $11,814)	12,441
		ASSET-BACKED SECURITY—0.0%
225,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.270%, 01/15/2019 (IDENTIFIED COST $224,972)	225,758
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.1%
$1,275,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 07/15/2049	1,260,896
1,100,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 08/10/2049	1,055,854
55,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	59,431
875,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 09/10/2049	852,081
1,100,000		Federal Home Loan Mortgage Corp. REMIC K060, Class A2, 3.271%, 10/25/2026	1,130,488
389,843		Federal National Mortgage Association REMIC 2006-117, Class GF, 1.106%, 12/25/2036	388,095
331,499		Federal National Mortgage Association REMIC 2012-1, Class F, 1.206%, 02/25/2042	331,100
1,500,000		Federal National Mortgage Association REMIC 2016-M11, Class A2, 2.369%, 07/25/2026	1,421,497
980,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.508%, 09/10/2047	1,025,991
1,500,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	1,489,294
1,500,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.351%, 12/15/2049	1,529,347
590,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	607,713
495,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	503,409
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,981,090)	11,655,196
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.5%
1,050,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.619%, 11/25/2045	1,066,080
790,000	[1,2]	FREMF Mortgage Trust 2015-K49, Class B, 3.721%, 10/25/2048	762,506
750,000		Federal Home Loan Mortgage Corp., 2.673%, 03/25/2026	734,716
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,566,762)	2,563,302
		CORPORATE BONDS—14.4%
		Aerospace/Defense—0.0%
165,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	173,250
		Automotive—0.1%
480,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.550%, 02/06/2019	482,878
		Banking—3.5%
700,000		ADCB Finance Cayman, Ltd., Series EMTN, 4.500%, 03/06/2023	715,739
300,000	[1,2]	BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.350%, 11/12/2029	277,500
200,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.500%, 03/10/2021	216,400
200,000		Banco Bradesco (Cayman), Sub., Series REGS, 5.750%, 03/01/2022	207,196
100,000		Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.750%, 11/06/2069	114,750
100,000		Banco de Credito del Peru, Series REGS, 6.125%, 04/24/2027	108,350
100,000		Banco Del Estado, Sr. Unsecd. Note, Series REGS, 4.125%, 10/07/2020	104,257
219,000		Banco Do Brasil S.A., 3.875%, 10/10/2022	204,218
100,000		Banco Do Brasil S.A., Jr. Sub. Note, Series REGS, 8.500% 10/29/2049	104,770
500,000		Banco Internacional del Peru, Sr. Unsecd. Note, Series REGS, 5.750%, 10/07/2020	542,500
150,000	[1,2]	Banco Macro SA, Sub. Note, Series 144A, 6.750%, 11/04/2026	142,500
200,000		Bangkok Bank PCL, Sr. Unsecd. Note, Series REGS, 3.875%, 09/27/2022	207,038
Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Banking—continued
$250,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 04/19/2026	$246,799
150,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	170,317
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	300,515
510,000	[1,2]	Bank of China Ltd., Series 144A, 5.000%, 11/13/2024	529,804
600,000		Bank of China Ltd., Sub. Note, Series REGS, 5.000%, 11/13/2024	623,299
200,000		BBVA Banco Continental, Series REGS, 5.000%, 08/26/2022	212,000
150,000		Caixa Economica Federal, Series REGS, 4.250%, 05/13/2019	150,188
200,000		CITIC Ltd., Sr. Unsecd. Note, Series EMTN, 6.875%, 01/21/2018	209,217
570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	554,141
250,000		Citizens Bank NA, Sr. Unsecd. Note, Series MTN, 2.550%, 05/13/2021	248,502
350,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	333,230
300,000		Credit Bank of Moscow, Series REGS, 8.700%, 11/13/2018	308,601
200,000		DIB Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 2.921%, 06/03/2020	198,244
500,000		Emirates NBD Tier 1 Ltd., 5.750%, 05/29/2049	505,478
900,000		Export-Import Bank Korea, Sr. Unsecd. Note, 2.625%, 12/30/2020	898,320
1,000,000		Export-Import Bank of China/The via Avi Funding Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.800%, 09/16/2025	1,011,296
750,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 3.875%, 10/02/2019	776,780
540,000		Export-Import Bank, Series EMTN, 4.000%, 08/07/2017	545,710
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	620,845
200,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 3.150%, 03/14/2021	202,848
250,000		ICICI Bank Ltd., Series REGS, 5.750%, 11/16/2020	272,792
500,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, Series MTN, 2.905%, 11/13/2020	499,739
400,000		Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, Series REGS, 6.000%, 12/29/2049	420,648
200,000	[1,2]	Industrial Bank of Korea, Sr. Unsecd. Note, Series 144A, 2.000%, 04/23/2020	195,892
200,000		Industrial Bank of Korea, Sr. Unsecd. Note, Series REGS, 2.000%, 04/23/2020	195,737
300,000		Itau Unibanco Holding SA, Sub., Series REGS, 5.500%, 08/06/2022	304,890
300,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.200%, 12/21/2021	317,772
850,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	847,278
200,000		Kookmin Bank, Series REGS, 1.625%, 07/14/2017	199,764
300,000		Korea Development Bank, Sr. Unsecd. Note, 2.250%, 05/18/2020	296,462
250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	298,915
275,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	282,400
200,000	[1,2]	NongHyup Bank, Sr. Unsecd. Note, Series 144A, 2.250%, 09/19/2017	200,483
630,000	[1,2]	RSHB Capital S.A., Series 144A, 5.100%, 07/25/2018	644,633
250,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	253,572
200,000		Sberbank (Sb Cap Sa), Sub., Series REGS, 5.250%, 05/23/2023	199,290
400,000	[1,2]	Sberbank of Russia, Sub. Note, Series 144A, 5.500%, 02/26/2024	407,500
400,000	[1,2]	T.C. Ziraat Bankasi A.S., Sr. Unsecd. Note, Series 144A, 4.750%, 04/29/2021	383,640
300,000	[1,2]	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 4.750%, 02/11/2021	281,134
500,000		Turkiye Is Bankasi (Isbank), Series REGS, 5.500%, 04/21/2019	506,294
230,000	[1,2]	Turkiye Vakiflar Bankasi, Sr. Unsecd. Note, Series 144A, 5.500%, 10/27/2021	219,075
200,000		VTB Bank (Vtb Capital Sa), Sr. Unsecd. Note, Series REGS, 6.875%, 05/29/2018	210,587
300,000		VTB Bank OJSC, Series REGS, 9.500%, 12/29/2049	322,761
300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	285,591
250,000		Woori Bank, Sub. Note, Series REGS, 4.750%, 04/30/2024	252,986
		TOTAL	19,891,187
		Broadcast Radio & TV—0.0%
100,000		Grupo Televisa S.A., Sr. Note, 8.500%, 03/11/2032	122,910
Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Building & Development—0.0%
$100,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.500%, 09/29/2049	$61,000
		Building Materials—0.0%
200,000		Turkiye Sise ve Cam Fabri, Sr. Unsecd. Note, Series REGS, 4.250%, 05/09/2020	195,775
		Capital Goods - Aerospace & Defense—0.1%
400,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	391,801
		Chemicals & Plastics—0.5%
200,000		Albemarle Corp., 4.150%, 12/01/2024	204,519
200,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	215,225
200,000		Braskem Finance Ltd., Series REGS, 5.750%, 04/15/2021	211,500
200,000	[1,2]	Equate Petrochemical BV, Sr. Unsecd. Note, Series 144A, 3.000%, 03/03/2022	191,206
200,000	[1,2]	Eurochem Global Investment, Sr. Unsecd. Note, Series 144A, 3.800%, 04/12/2020	199,500
250,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 04/25/2024	259,489
200,000		PTT Global Chemical PCL, Series REGS, 4.250%, 09/19/2022	207,832
500,000		Sinochem Offshore Capital Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.250%, 04/29/2019	508,047
250,000		Sinochem Overseas Capital Co. Ltd., Company Guarantee, Series REGS, 4.500%, 11/12/2020	261,741
450,000		Valspar Corp., Sr. Unsecd. Note, 4.400%, 02/01/2045	408,869
		TOTAL	2,667,928
		Communications - Cable & Satellite—0.1%
250,000		CCO Safari II LLC, 6.484%, 10/23/2045	289,527
300,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	305,497
		TOTAL	595,024
		Communications - Media & Entertainment—0.4%
300,000		CBS Corp., 4.900%, 08/15/2044	300,870
250,000		Discovery Communications , Sr. Unsecd. Note, 4.900%, 03/11/2026	263,383
1,400,000		Viacom, Inc., Sr. Unsecd. Note, 5.850%, 09/01/2043	1,374,299
300,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	300,624
		TOTAL	2,239,176
		Communications - Telecom Wireless—0.2%
300,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	323,130
360,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	353,539
300,000		Proven Honour Capital, Sr. Unsecd. Note, 4.125%, 05/19/2025	300,438
		TOTAL	977,107
		Communications - Telecom Wirelines—0.2%
700,000		AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	698,551
500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	625,590
		TOTAL	1,324,141
		Consumer Cyclical - Automotive—0.1%
170,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	161,695
350,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	337,984
		TOTAL	499,679
		Consumer Cyclical - Household and Leisure Products—0.1%
400,000		Arcelik AS, Sr. Unsecd. Note, Series REGS, 5.000%, 04/03/2023	381,453
		Consumer Non-Cyclical - Food/Beverage—0.3%
100,000	[1,2]	BFF International Ltd., Sr. Unsecd. Note, Series 144A, 7.250%, 01/28/2020	106,500
100,000		Cosan Overseas Ltd., 8.250%, 11/29/2049	100,200
200,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	190,592
200,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	199,378
200,000		Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series REGS, 3.875%, 06/27/2024	199,378
Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$150,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 06/01/2026	$140,902
140,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	132,003
200,000	[1,2]	Minerva Luxembourg SA, Sr. Unsecd. Note, Series 144A, 6.500%, 09/20/2026	193,500
150,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 3.000%, 07/15/2026	141,875
140,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.000%, 10/28/2021	134,148
		TOTAL	1,538,476
		Consumer Non-Cyclical - Health Care—0.1%
200,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	205,835
350,000		Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.550%, 04/01/2025	341,057
		TOTAL	546,892
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
100,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	99,459
100,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	102,836
100,000		Teva Pharmaceutical Finance, Sr. Unsecd. Note, 2.200%, 07/21/2021	95,684
100,000		Teva Pharmaceutical Finance, Sr. Unsecd. Note, 3.150%, 10/01/2026	92,244
175,000		Teva Pharmaceutical Industries Ltd., Sr. Unsecd. Note, 2.950%, 12/18/2022	168,662
		TOTAL	558,885
		Consumer Non-Cyclical - Tobacco—0.1%
280,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	335,805
		Electric Power—0.0%
200,000		TNB Global Ventures Capital Bhd, Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026	186,701
		Energy - Independent—0.3%
300,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 03/15/2026	335,940
400,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	398,797
300,000		EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	314,104
200,000		Hess Corp., Sr. Unsecd. Note, 3.500%, 07/15/2024	192,586
300,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	291,058
		TOTAL	1,532,485
		Energy - Integrated—0.2%
110,000		BP Capital Markets PLC, 3.119%, 05/04/2026	107,405
500,000		CNPC General Capital Ltd., Sr. Unsecd. Note, Series EMTN, 2.700%, 11/25/2019	506,305
300,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	311,697
90,000		Shell International Finance BV, Sr. Unsecd. Note, 2.875%, 05/10/2026	86,988
75,000		Shell International Finance BV, Sr. Unsecd. Note, 4.000%, 05/10/2046	71,751
		TOTAL	1,084,146
		Energy - Midstream—0.3%
175,000		Energy Transfer Partners , Sr. Unsecd. Note, 4.050%, 03/15/2025	173,315
300,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 02/15/2027	307,486
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	434,603
200,000	[1,2]	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 03/24/2026	215,800
200,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	196,241
200,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	207,956
		TOTAL	1,535,401
		Energy - Oil Field Services—0.1%
400,000		Weatherford International Ltd., 7.000%, 03/15/2038	335,000
		Energy - Refining—0.2%
200,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 04/01/2026	204,478
300,000	[1,2]	Koc Holding A.S., Sr. Unsecd. Note, Series 144A, 5.250%, 03/15/2023	296,853
Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Energy - Refining—continued
$300,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 09/15/2024	$296,413
220,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	232,784
300,000		Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 03/15/2025	297,683
		TOTAL	1,328,211
		Farming & Agriculture—0.2%
1,000,000	[1,2]	Kazagro National Management Holding., Series 144A, 4.625%, 05/24/2023	936,920
300,000		Uralkali, Series REGS, 3.723%, 04/30/2018	300,065
		TOTAL	1,236,985
		Finance—0.3%
350,000	[1,2]	Africa Finance Corp., Sr. Unsecd. Note, Series 144A, 4.375%, 04/29/2020	359,800
300,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.750%, 07/15/2025	312,375
200,000		ICD Sukuk Co. Ltd., Sr. Unsecd. Note, 3.508%, 05/21/2020	199,353
650,000		MAF Global Securities, 7.125%, 10/29/2049	684,338
200,000		Sukuk Funding No3 Ltd., 4.348%, 12/03/2018	206,308
		TOTAL	1,762,174
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	206,126
200,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	204,258
165,000		Raymond James Financial, Sr. Unsecd. Note, 3.625%, 09/15/2026	161,000
400,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	401,162
		TOTAL	972,546
		Financial Institution - Finance Companies—0.1%
170,000		AerCap Ireland Capital Ltd., Sr. Unsecd. Note, 3.950%, 02/01/2022	171,912
200,000		GE Capital International, Sr. Unsecd. Note, 3.373%, 11/15/2025	203,265
		TOTAL	375,177
		Financial Institution - Insurance - Health—0.0%
250,000		Aetna, Inc., Sr. Unsecd. Note, 3.200%, 06/15/2026	247,452
		Financial Institution - Insurance - Life—0.2%
350,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	362,225
350,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	370,520
300,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	312,835
		TOTAL	1,045,580
		Financial Institution - Insurance - P&C—0.1%
200,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.850%, 08/01/2044	198,280
500,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	758,523
		TOTAL	956,803
		Financial Institution - REIT - Apartment—0.1%
350,000		UDR, Inc., 3.750%, 07/01/2024	354,733
		Financial Institution - REIT - Healthcare—0.1%
300,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.950%, 01/15/2021	323,579
		Financial Institution - REIT - Office—0.1%
350,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	355,458
		Financial Institution - REIT - Other—0.0%
250,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	253,471
		Financial Intermediaries—0.1%
200,000		ADIB Capital Invest 1 Ltd., 6.375%, 10/29/2049	207,880
200,000	[1,2]	Investcorp SA, Series 144A, 8.250%, 11/01/2017	206,749
		TOTAL	414,629
Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Food & Drug Retailers—0.0%
$200,000	[1,2]	Cencosud SA, Sr. Unsecd. Note, Series 144A, 4.875%, 01/20/2023	$205,808
		Government Agency—0.1%
200,000	[1,2]	Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series 144A, 6.369%, 06/16/2018	208,956
100,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 6.500%, 06/10/2019	106,220
		TOTAL	315,176
		Industrial Products & Equipment—0.0%
200,000		Cemex Finance LLC, Series REGS, 6.000%, 04/01/2024	206,000
		Metals & Mining—0.7%
110,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	109,764
100,000	[1,2]	CSN Islands XII Corp., Sr. Unsecd. Note, Series 144A, 7.000%, 09/29/2049	51,250
100,000		CSN Resources SA, Sr. Unsecd. Note, Series REGS, 6.500%, 07/21/2020	73,750
200,000		Chinalco Capital Holdings, Sr. Unsecd. Note, 4.000%, 08/25/2021	196,953
200,000		Codelco, Inc., Series REGS, 3.000%, 07/17/2022	193,843
200,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/04/2044	197,379
100,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 6.150%, 10/24/2036	113,935
600,000		Evraz Group SA, Sr. Unsecd. Note, Series REGS, 6.500%, 04/22/2020	629,724
200,000		Fresnillo PLC, Series REGS, 5.500%, 11/13/2023	210,000
150,000	[1,2]	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 5.893%, 04/29/2024	150,000
200,000		Gerdau Trade, Inc., Sr. Unsecd. Note, Series REGS, 4.750%, 04/15/2023	192,000
200,000	[1,2]	Polyus Gold International, Sr. Unsecd. Note, Series 144A, 4.699%, 03/28/2022	197,500
250,000	[1,2]	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 02/10/2045	240,249
200,000		Severstal OAO Via Steel Capital SA, Sr. Unsecd. Note, Series REGS, 5.900%, 10/17/2022	215,435
200,000		Severstal OAO Via Steel Capital SA, Sr. Unsecd. Note, Series REGS, 6.700%, 10/25/2017	207,158
200,000		Southern Copper Corp, Sr. Unsecd. Note, 5.250%, 11/08/2042	183,921
75,000		Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 04/23/2025	74,117
275,000		Vale Overseas Ltd., 4.375%, 01/11/2022	270,875
50,000		Vale Overseas Ltd., 6.875%, 11/21/2036	49,500
147,000		Vale Overseas Ltd., Sr. Unsecd. Note, 5.875%, 06/10/2021	154,350
90,000		Vale Overseas Ltd., Sr. Unsecd. Note, 6.250%, 08/10/2026	93,825
40,000		Vale Overseas Ltd., Sr. Unsecd. Note, 8.250%, 01/17/2034	44,300
150,000		Vale SA, 5.625%, 09/11/2042	133,500
200,000		Vedanta Resources PLC, Sr. Unsecd. Note, Series REGS, 7.125%, 05/31/2023	196,250
		TOTAL	4,179,578
		Oil & Gas—2.1%
390,335	[3,4,5]	Afren PLC, Series 144A, 6.625%, 12/09/2020	0
195,167	[3,4,5,6]	Afren PLC, Series REGS, 11.500%, 02/01/2016	0
1,000,000		CNOOC Finance 2014 ULC, 4.250%, 04/30/2024	1,024,797
200,000		China Oil & Gas Group Ltd., Sr. Unsecd. Note, 5.000%, 05/07/2020	202,600
150,000		Ecopetrol SA, Sr. Unsecd. Note, 4.125%, 01/16/2025	140,850
190,000		Ecopetrol SA, Sr. Unsecd. Note, 5.375%, 06/26/2026	189,525
100,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 05/28/2045	86,900
117,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 09/18/2023	124,137
400,000	[1,2]	Gazprom OAO, Series 144A, 3.850%, 02/06/2020	406,622
400,000		Gazprom Via Gaz Capital, Sr. Unsecd. Note, Series REGS, 4.950%, 07/19/2022	413,120
300,000	[1,2]	KazMunaiGaz Finance Sub B.V., Company Guarantee, Series 144A, 6.375%, 04/09/2021	326,379
400,000		Korea National Oil Corp., Sr. Unsecd. Note, Series REGS, 3.250%, 07/10/2024	400,216
200,000		Lukoil International Finance BV, Series REGS, 4.563%, 04/24/2023	202,318
143,000		Odebrecht Drill VIII/IX, Series REGS, 6.350%, 06/30/2021	65,423
374,000		ONGC Videsh Ltd., 3.750%, 05/07/2023	371,211
Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Oil & Gas—continued
$200,000		PTT Exploration and Production Public Co., Sub. Note, Series REGS, 4.875%, 12/29/2049	$202,553
150,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 6.625%, 06/15/2038	145,875
200,000	[1,2]	Pertamina Persero PT, Series 144A, 4.300%, 05/20/2023	199,668
200,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 05/20/2043	185,016
150,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 3.000%, 01/15/2019	146,580
200,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.625%, 05/20/2043	148,840
250,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.850%, 06/05/2115	203,750
300,000		Petrobras Global Finance, Sr. Unsecd. Note, 8.375%, 05/23/2021	324,000
100,000		Petrobras Global Finance, Sr. Unsecd. Note, 8.375%, 12/10/2018	107,728
200,000		Petrobras Global Finance, Sr. Unsecd. Note, 8.750%, 05/23/2026	216,250
30,000		Petrobras International Finance Co., 6.875%, 01/20/2040	25,896
150,000		Petrobras International Finance Co., Company Guarantee, 6.750%, 01/27/2041	126,750
58,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 03/15/2019	62,312
300,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 01/27/2021	294,150
400,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.750%, 01/20/2020	406,000
150,000	[1,2]	Petroleos De Venezuela S.A., 1st Lien, Series 144A, 8.500%, 10/27/2020	112,125
850,000		Petroleos de Venezuela, S.A., Sr. Unsecd. Note, Series REGS, 6.000%, 11/15/2026	329,375
520,000		Petroleos de Venezuela, S.A., Unsecd. Note, Series REGS, 6.000%, 05/16/2024	201,500
103,000		Petroleos Mexicanos, 3.500%, 07/18/2018	104,184
200,000		Petroleos Mexicanos, 5.500%, 06/27/2044	167,440
150,000		Petroleos Mexicanos, 6.500%, 06/02/2041	141,232
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.500%, 01/23/2026	182,700
450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/18/2024	437,449
800,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/24/2022	804,400
650,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	594,750
70,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.875%, 08/04/2026	74,025
100,000		Petroleum Co. of Trinidad, Sr. Unsecd. Note, Series REGS, 9.750%, 08/14/2019	108,111
100,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 4.500%, 03/18/2045	100,958
200,000		Puma International Financing SA, Series REGS, 6.750%, 02/01/2021	206,467
800,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series REGS, 3.250%, 04/28/2025	767,383
396,000		Sinopec Group Overseas Development 2016 Ltd., Sr. Unsecd. Note, Series REGS, 3.500%, 05/03/2026	384,135
200,000	[1,2]	Sinopec Group Overseas Development, Sr. Unsecd. Note, Series 144A, 2.000%, 09/29/2021	190,985
320,000	[1,2]	YPF Sociedad Anonima, Sr. Unsecd. Note, Series 144A, 8.500%, 03/23/2021	344,032
		TOTAL	12,000,717
		Paper Products—0.0%
50,000		Fibria Overseas Finance, Sr. Unsecd. Note, 5.250%, 05/12/2024	50,125
		Real Estate—0.2%
200,000		Alpha Star Holding Ltd., 4.970%, 04/09/2019	196,436
300,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	302,897
200,000		Country Garden Holdings, Sr. Unsecd. Note, 7.500%, 03/09/2020	213,337
400,000		Franshion Brilliant Ltd., 5.750%, 03/19/2019	421,200
200,000		Wanda Properties International, Sr. Unsecd. Note, 7.250%, 01/29/2024	214,416
		TOTAL	1,348,286
		Refining—0.1%
275,000	[1,2]	Compania General de Combustibles, Sr. Unsecd. Note, Series 144A, 9.500%, 11/07/2021	278,025
144,737		EP PetroEcuador (Noble), Sec. Fac. Bond, 6.627%, 09/24/2019	146,003
		TOTAL	424,028
		Retailers—0.1%
200,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 04/29/2026	191,625
Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$200,000		Saci Falabella, Series REGS, 3.750%, 04/30/2023	$199,071
		TOTAL	390,696
		Software & Services—0.1%
500,000	[1,2]	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.800%, 02/11/2025	506,711
		Sovereign—0.0%
223,437		Angola, Government of, Sr. Unsecd. Note, 7.000%, 08/16/2019	226,045
		State/Provincial—0.5%
600,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.950%, 02/19/2021	672,000
900,000		Provincia De Buenos Aires, Series REGS, 10.875%, 01/26/2021	1,032,750
900,000		Provincia De Buenos Aires, Series REGS, 9.375%, 09/14/2018	990,000
150,000	[1,2]	Provincia De Buenos Aires, Sr. Unsecd. Note, Series 144A, 5.750%, 06/15/2019	156,405
250,000	[1,2]	Provincia De Buenos Aires, Sr. Unsecd. Note, Series 144A, 7.875%, 06/15/2027	246,550
		TOTAL	3,097,705
		Steel—0.1%
450,000	[1,2]	OJSC Novo (Steel Funding), Sr. Unsecd. Note, Series 144A, 4.500%, 06/15/2023	448,744
		Technology—0.3%
70,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.420%, 06/15/2021	72,442
260,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.020%, 06/15/2026	281,792
125,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	122,423
230,000		Fidelity National Information, Sr. Unsecd. Note, 5.000%, 10/15/2025	250,867
500,000		Lenovo Group Ltd., Sr. Unsecd. Note, 4.700%, 05/08/2019	522,073
100,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 08/08/2026	94,499
200,000		Microsoft Corp., Sr. Unsecd. Note, 3.950%, 08/08/2056	188,991
245,000		Microsoft Corp., Sr. Unsecd. Note, 4.000%, 02/12/2055	231,830
		TOTAL	1,764,917
		Technology Services—0.1%
300,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	297,542
		Telecommunications & Cellular—0.3%
180,000		America Movil S.A.B. de C.V., 6.125%, 11/15/2037	204,646
200,000		America Movil S.A.B. de C.V., Company Guarantee, 5.000%, 03/30/2020	214,055
200,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 6.000%, 04/15/2021	181,842
200,000	[1,2]	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 7.250%, 04/26/2023	215,146
200,000	[1,2]	MTN Mauritius Investment, Sr. Unsecd. Note, Series 144A, 5.373%, 02/13/2022	203,341
200,000		Mobile Telesys (Mts Int), Sr. Unsecd. Note, Series REGS, 5.000%, 05/30/2023	205,637
200,000	[1,2]	Telefonica Chile SA, Sr. Unsecd. Note, Series 144A, 3.875%, 10/12/2022	201,551
200,000	[1,2]	Turkcell Iletisim Hizmetleri A.S., Unsecd. Note, Series 144A, 5.750%, 10/15/2025	194,990
		TOTAL	1,621,208
		Transportation—0.0%
200,000	[1,2]	DP World Ltd., Series 144A, 6.850%, 07/02/2037	214,195
		Transportation - Railroads—0.1%
175,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 04/01/2025	174,521
350,000		Kansas City Southern Industries, Sr. Unsecd. Note, 3.125%, 06/01/2026	333,523
		TOTAL	508,044
		Transportation - Services—0.2%
480,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 02/15/2045	458,616
200,000	[1,2]	Global Ports (Finance) PLC, Sr. Unsecd. Note, Series 144A, 6.500%, 09/22/2023	200,599
250,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 02/01/2022	252,156
Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$250,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	$256,168
		TOTAL	1,167,539
		Utilities—0.9%
200,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series REGS, 6.875%, 07/30/2019	210,250
350,000		Comision Fed de Electric, Sr. Unsecd. Note, Series REGS, 4.875%, 01/15/2024	349,562
675,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	642,093
200,000		Empresa Nacional de Telec, Sr. Unsecd. Note, Series REGS, 4.875%, 10/30/2024	200,649
200,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	223,800
65,000		Enersis Americas SA, Sr. Unsecd. Note, 4.000%, 10/25/2026	62,157
400,000		Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.750%, 01/26/2021	401,966
250,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	245,425
150,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/04/2026	140,370
490,000		Israel Electric Corp. Ltd., Series REGS, 7.250%, 01/15/2019	531,390
100,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.750%, 01/20/2020	112,500
200,000		Majapahit Holding BV, Series REGS, 7.875%, 06/29/2037	237,260
300,000		NTPC Ltd., Series EMTN, 4.375%, 11/26/2024	304,881
400,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	406,837
300,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 05/15/2026	287,158
500,000	[1,2]	Saudi Electricity Global , Sr. Unsecd. Note, Series 144A, 5.060%, 04/08/2043	485,715
250,000		Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	243,440
		TOTAL	5,085,453
		TOTAL CORPORATE BONDS (IDENTIFIED COST $81,103,789)	81,342,415
		FOREIGN GOVERNMENTS/AGENCIES—4.2%
		Sovereign—4.2%
300,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.000%, 09/30/2020	309,150
400,000		Azerbaijan, Government of, Sr. Unsecd. Note, Series REGS, 4.750%, 03/18/2024	397,000
200,000		Bahrain, Government of, Series REGS, 5.500%, 03/31/2020	208,320
200,000	[1,2]	Bahrain, Government of, Sr. Unsecd. Note, Series 144A, 7.000%, 10/12/2028	204,320
500,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 02/21/2047	438,750
700,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 04/07/2026	724,500
330,000	[1,2]	Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.500%, 11/19/2025	354,770
250,000		Chile, Government of, 3.625%, 10/30/2042	232,375
400,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 07/12/2021	419,000
500,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 01/28/2026	515,000
300,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 06/15/2045	284,625
500,000		Costa Rica, Government of, Series REGS, 4.375%, 04/30/2025	443,710
300,000		Croatia, Government of, Sr. Unsecd. Note, Series REGS, 5.500%, 04/04/2023	316,536
250,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 04/18/2024	250,640
200,000	[1,2]	Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.500%, 01/27/2025	192,852
200,000		Ecuador, Government of, Series REGS, 7.950%, 06/20/2024	191,000
200,000		Egypt, Government of, Note, Series REGS, 5.750%, 04/29/2020	201,380
150,000	[1,2]	El Salvador, Government of, 6.375%, Series 144A, 01/18/2027	138,000
200,000	[1,2]	Gabon, Government of, Unsecd. Note, Series 144A, 6.950%, 06/16/2025	186,958
200,000		Georgia, Government of, Bond, Series REGS, 6.875%, 04/12/2021	217,740
200,000	[1,2]	Ghana, Government of, Sr. Unsecd. Note, Series 144A, 9.250%, 09/15/2022	213,802
200,000		Guatemala, Government of, Sr. Unsecd. Note, Series REGS, 5.750%, 06/06/2022	214,846
200,000		Honduras, Government of, Series REGS, 8.750%, 12/16/2020	222,680
156,000		Hungary, Government of, 4.125%, 02/19/2018	159,592
Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
780,000	[1,2]	Indonesia, Government of, Series 144A, 3.375%, 04/15/2023	$760,874
800,000		Indonesia, Government of, Series REGS, 5.375%, 10/17/2023	866,450
200,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.550%, 03/29/2026	201,000
400,000		Indonesia, Government of, Sr. Unsecd. Note, Series REGS, 5.250%, 01/17/2042	403,125
400,000	[1,2]	Indonesia, Government of, Unsecd. Note, Series 144A, 4.350%, 09/10/2024	401,520
400,000		Israel, Government of, Sr. Unsecd. Note, 2.875%, 03/16/2026	390,863
392,000		Ivory Coast, Government of, Sr. Unsecd. Note, Series REGs, 5.750%, 12/31/2032	362,298
200,000		Jamaica, Government of, Sr. Unsecd. Note, 6.750%, 04/28/2028	219,000
250,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/06/2020	269,129
300,000		Kenya, Government of, Series REGS, 6.875%, 06/24/2024	282,866
300,000		Mexico, Government of, 4.125%, 01/21/2026	297,600
500,000		Mexico, Government of, Note, 5.125%, 01/15/2020	536,750
700,000		Mexico, Government of, Series MTN, 4.750%, 03/08/2044	636,300
500,000		Mexico, Government of, Sr. Secd. Note, 4.350%, 01/15/2047	428,750
200,000		Mexico, Government of, Sr. Unsecd. Note, 3.600%, 01/30/2025	192,800
200,000		Mexico, Government of, Sr. Unsecd. Note, 4.600%, 01/23/2046	179,500
200,000		Nigeria, Government of, Series REGS, 5.125%, 07/12/2018	203,090
200,000	[1,2]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.750%, 12/03/2019	211,430
700,000		Panama, Government of, Sr. Unsecd. Note, 3.750%, 03/16/2025	694,750
200,000	[1,2]	Paraguay, Government of, Series 144A, 6.100%, 08/11/2044	203,000
100,000		Peru, Government of, Bond, 8.750%, 11/21/2033	146,000
300,000		Peru, Government of, Sr. Unsecd. Note, 4.125%, 08/25/2027	311,625
200,000		Peru, Government of, Sr. Unsecd. Note, 5.625%, 11/18/2050	226,500
600,000		Philippines, Government of, Sr. Unsecd. Note, 3.950%, 01/20/2040	590,707
400,000		Philippines, Government of, Sr. Unsecd. Note, 4.000%, 01/15/2021	425,436
400,000		Romania, Government of, Series REGS, 4.375%, 08/22/2023	411,600
200,000	[1,2]	Russia, Government of, Sr. Unsecd. Note, Series 144A, 4.750%, 05/27/2026	204,690
500,000	[1,2]	Saudi Arabia, Government , Sr. Unsecd. Note, Series 144A, 3.250%, 10/26/2026	474,012
600,000	[1,2]	Serbia, Government of, Series 144A, 7.250%, 09/28/2021	669,000
400,000		South Africa, Government of, 5.875%, 05/30/2022	435,512
300,000	[1,2]	Sri Lanka, Government of, Series 144A, 6.000%, 01/14/2019	308,432
300,000		Sri Lanka, Government of, Sr. Unsecd. Note, Series REGS, 5.875%, 07/25/2022	294,681
1,025,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 04/14/2026	911,119
300,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 04/16/2043	241,650
140,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2020	138,048
110,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2021	107,411
110,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2022	106,472
110,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2024	104,500
110,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2025	103,301
110,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2027	102,148
300,000		Ukraine, Government of, Unsecd. Note, Series REGS, 7.750%, 09/01/2026	280,650
220,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series GDP., 1.000%, 05/31/2040	66,194
300,000		Uruguay, Government of, 4.375%, 10/27/2027	300,765
400,000		Uruguay, Government of, Sr. Unsecd. Note, 5.100%, 06/18/2050	360,000
1,600,000		Venezuela, Government of, 7.000%, 03/31/2038	672,000
250,000		Venezuela, Government of, Sr. Unsecd. Note, Series REGS, 6.000%, 12/09/2020	120,625
200,000		Vietnam, Government of, Sr. Unsecd. Note, Series REGS, 4.800%, 11/19/2024	196,971
300,000	[1,2]	Zambia, Government of, Series 144A, 8.970%, 07/30/2027	296,250
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $23,597,196)	23,384,940
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	MORTGAGE-BACKED SECURITIES—18.9%
	Federal Home Loan Mortgage Corporation—5.8%
$3,143,004	Federal Home Loan Mortgage Corp. Pool A88745, 4.500%, 30 Year, 10/01/2037	$3,398,600
483,542	Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/01/2040	497,385
456,323	Federal Home Loan Mortgage Corp. Pool G08554, 3.500%, 30 Year, 10/01/2043	469,315
1,085,804	Federal Home Loan Mortgage Corp. Pool G08563, 4.000%, 30 Year, 01/01/2044	1,144,802
844,829	Federal Home Loan Mortgage Corp. Pool G08567, 4.000%, 30 Year, 01/01/2044	887,302
1,554,501	Federal Home Loan Mortgage Corp. Pool G08608, 3.000%, 30 Year, 09/01/2044	1,546,425
4,725,886	Federal Home Loan Mortgage Corp. Pool G08705, 3.000%, 30 Year, 05/01/2046	4,696,902
2,791,983	Federal Home Loan Mortgage Corp. Pool G08710, 3.000%, 30 Year, 06/01/2046	2,774,860
1,707,382	Federal Home Loan Mortgage Corp. Pool G18579, 3.500%, 15 Year, 12/01/2030	1,790,683
2,778,575	Federal Home Loan Mortgage Corp. Pool G60440, 3.500%, 30 Year, 03/01/2046	2,859,419
8,171	Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 03/01/2023	8,635
990,584	Federal Home Loan Mortgage Corp. Pool Q19607, 4.000%, 30 Year, 07/01/2043	1,044,408
296,644	Federal Home Loan Mortgage Corp. Pool Q21934, 4.000%, 30 Year, 09/01/2043	312,762
3,480,558	Federal Home Loan Mortgage Corp. Pool Q39440, 4.000%, 30 Year, 03/01/2046	3,661,520
1,867,563	Federal Home Loan Mortgage Corp. Pool Q40598, 3.000%, 30 Year, 05/01/2046	1,856,110
2,694,651	Federal Home Loan Mortgage Corp. Pool V82514, 3.500%, 30 Year, 07/01/2046	2,760,844
2,964,707	Federal Home Loan Mortgage Corp. Pool V82653, 3.500%, 30 Year, 10/01/2046	3,045,872
	TOTAL	32,755,844
	Government National Mortgage Association—0.8%
11,587	Government National Mortgage Association Pool 2796, 7.000%, 08/20/2029	13,532
5,775	Government National Mortgage Association Pool 3040, 7.000%, 02/20/2031	6,769
16,494	Government National Mortgage Association Pool 3188, 6.500%, 01/20/2032	19,027
22,995	Government National Mortgage Association Pool 3239, 6.500%, 05/20/2032	27,007
1,198,259	Government National Mortgage Association Pool MA2445, 3.500%, 30 Year, 12/20/2044	1,245,722
1,448,691	Government National Mortgage Association Pool MA2520, 3.000%, 30 Year, 01/20/2045	1,470,138
1,470,828	Government National Mortgage Association Pool MA2521, 3.500%, 30 Year, 01/20/2045	1,529,087
	TOTAL	4,311,282
	Federal National Mortgage Association—12.3%
1,416,765	Federal National Mortgage Association Pool AH2899, 4.500%, 30 Year, 01/01/2041	1,549,080
1,322,330	Federal National Mortgage Association Pool AL4168, 2.500%, 15 Year, 09/01/2028	1,336,587
2,590,857	Federal National Mortgage Association Pool AO7977, 3.000%, 15 Year, 06/01/2027	2,674,351
55,198	Federal National Mortgage Association Pool AO8829, 3.500%, 30 Year, 07/01/2042	56,886
1,389,980	Federal National Mortgage Association Pool AS2979, 3.000%, 15 Year, 08/01/2029	1,430,648
1,262,902	Federal National Mortgage Association Pool AS4301, 4.000%, 30 Year, 01/01/2045	1,329,846
1,730,240	Federal National Mortgage Association Pool AS4314, 2.500%, 15 Year, 01/01/2030	1,736,999
2,645,523	Federal National Mortgage Association Pool AS5102, 3.000%, 15 Year, 06/01/2030	2,720,858
3,220,533	Federal National Mortgage Association Pool AS5693, 3.000%, 30 Year, 08/01/2045	3,204,556
4,106,360	Federal National Mortgage Association Pool AS6222, 4.000%, 30 Year, 11/01/2045	4,324,029
2,391,574	Federal National Mortgage Association Pool AS7375, 3.000%, 30 Year, 06/01/2046	2,378,215
2,954,004	Federal National Mortgage Association Pool AS7492, 4.000%, 30 Year, 07/01/2046	3,107,127
1,938,747	Federal National Mortgage Association Pool AS7582, 3.000%, 30 Year, 07/01/2046	1,927,918
1,944,015	Federal National Mortgage Association Pool AS7698, 2.500%, 15 Year, 08/01/2031	1,948,571
1,957,314	Federal National Mortgage Association Pool AS7796, 3.000%, 30 Year, 08/01/2046	1,946,381
777,185	Federal National Mortgage Association Pool AW2446, 3.500%, 30 Year, 05/01/2044	799,009
1,539,268	Federal National Mortgage Association Pool AX0833, 3.500%, 30 Year, 09/01/2044	1,585,377
3,478,714	Federal National Mortgage Association Pool AZ9565, 3.500%, 30 Year, 12/01/2045	3,566,613
4,270,961	Federal National Mortgage Association Pool BA3989, 3.500%, 30 Year, 02/01/2046	4,378,879
4,209,575	Federal National Mortgage Association Pool BC0575, 3.500%, 30 Year, 12/01/2045	4,315,941
1,927,569	Federal National Mortgage Association Pool BC5622, 3.500%, 30 Year, 05/01/2046	1,976,425
Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$2,785,480		Federal National Mortgage Association Pool BC5660, 3.500%, 30 Year, 07/01/2046	$2,856,298
1,510,800		Federal National Mortgage Association Pool BC6063, 2.500%, 15 Year, 06/01/2031	1,514,341
1,956,739		Federal National Mortgage Association Pool BC8059, 3.500%, 30 Year, 05/01/2046	2,006,334
3,212,293		Federal National Mortgage Association Pool BC9762, 3.000%, 30 Year, 06/01/2046	3,194,349
1,905,380		Federal National Mortgage Association Pool BC9803, 2.500%, 15 Year, 06/01/2031	1,909,846
1,923,695		Federal National Mortgage Association Pool BD1880, 2.500%, 15 Year, 06/01/2031	1,928,203
3,994,038		Federal National Mortgage Association Pool BE2909, 3.500%, 30 Year, 12/01/2046	4,099,327
1,859,880		Federal National Mortgage Association Pool MA2644, 2.500%, 15 Year, 06/01/2031	1,864,239
1,871,245		Federal National Mortgage Association Pool MA2684, 3.000%, 15 Year, 07/01/2031	1,920,438
		TOTAL	69,587,671
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $109,139,909)	106,654,797
		PURCHASED PUT OPTIONS—0.2%
1,450		SPDR S&P 500 ETF Trust, Strike Price: $215.00; Expiration Date: 1/20/2017	91,350
2,000		SPDR S&P 500 ETF Trust, Strike Price: $220.00; Expiration Date: 3/17/2017	901,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,079,459)	992,350
		PURCHASED CALL OPTION—0.0%
3,750		CBUE SPY Volatility Index, Strike Price: $18.00; Expiration Date: 1/18/2017 (IDENTIFIED COST $385,000)	253,125
		U.S. TREASURY—0.5%
2,600,000		United States Treasury Note, 0.500%, 01/31/2017 (IDENTIFIED COST $2,600,102)	2,599,695
		INVESTMENT COMPANY—16.0%
13,177,127	[7]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $85,779,746)	90,131,545
		REPURCHASE AGREEMENT—2.7%
15,410,000		Interest in $903,000,000 joint repurchase agreement 0.50%, dated 12/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $903,050,167 on 1/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $930,141,672. (IDENTIFIED COST $15,410,000)	15,410,000
		TOTAL INVESTMENTS—97.5% (IDENTIFIED COST $527,037,661)[8]	549,612,665
		OTHER ASSETS AND LIABILITIES-NET—2.5%[9]	14,132,343
		TOTAL NET ASSETS—100%	$563,745,008
At December 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
3S&P 500 Index Long Futures	585	$327,044,250	March 2017	$685,474
[3]United States Treasury Notes 2-Year Long Futures	100	$21,668,750	March 2017	$49,766
[3]United States Treasury Long Bond Short Futures	3	$451,969	March 2017	$3,516
[3]United States Treasury Notes 10-Year Short Futures	212	$26,347,625	March 2017	$77,707
[3]United States Treasury Ultra Bond Short Future	65	$10,416,250	March 2017	$101,718
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$918,181
Annual Shareholder Report

At December 31, 2016, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 12/31/2016[10]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
OTC Swaps:
Barclays Capital, Inc.	CDX Index EM Series 26	Buy	1.00%	12/20/2021	2.38%	$4,500,000	$281,250	$280,206	$1,044
Barclays Capital, Inc.	Russian Federation Bond	Sell	1.00%	12/20/2021	1.82%	$200,000	$(7,302)	$(10,900)	$3,598
TOTAL SWAP CONTRACTS							$273,948	$269,306	$4,642
At December 31, 2016, the Fund had the following outstanding written options contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
3CBOE SPX Volatility Index (Call Option)	January 2017	$25.00	3,750	$(84,375)
3SPDR S&P 500 ETF Trust (Put Option)	January 2017	$205.00	1,450	$(25,375)
3SPDR S&P 500 ETF Trust (Put Option)	March 2017	$210.00	2,000	$(466,000)
(Premiums Received $659,783)				$(575,750)
Net Unrealized Appreciation/(Depreciation) on Futures Contracts, Swap Contracts and Written Option Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2016, these restricted securities amounted to $27,069,100, which represented 4.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2016, these liquid restricted securities amounted to $27,069,100, which represented 4.8% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	The cost of investments for federal tax purposes amounts to $529,536,388.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occuring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$191,789,655	$—	$—	$191,789,655
International	22,597,446	—	—	22,597,446
Debt Securities:
Adjustable Rate Mortgages	—	12,441	—	12,441
Asset-Backed Securities	—	225,758	—	225,758
Collateralized Mortgage Obligations	—	11,655,196	—	11,655,196
Commercial Mortgage-Backed Securities	—	2,563,302	—	2,563,302
Corporate Bonds	—	81,342,415	0[1]	81,342,415
Foreign Governments/Agencies	—	23,384,940	—	23,384,940
Mortgage-Backed Securities	—	106,654,797	—	106,654,797
U.S. Treasury	—	2,599,695	—	2,599,695
Purchased Put Options	992,350	—	—	992,350
Purchased Call Option	253,125	—	—	253,125
Investment Company	90,131,545	—	—	90,131,545
Repurchase Agreement	—	15,410,000	—	15,410,000
TOTAL SECURITIES	$305,764,121	$243,848,544	$0	$549,612,665
Other Financial Instruments:[2]
Assets	$918,181	$281,250	$—	$1,199,431
Liabilities	(575,750)	(7,302)	—	(583,052)
TOTAL OTHER FINANCIAL INSTRUMENTS	$342,431	$273,948	$—	$616,379
1	Includes $11,827 of securities transferred from Level 2 to Level 3 because fair value was determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfer shown represents the value of the securities at the beginning of the period.
2	Other financial instruments include futures contracts, swap contracts and written option contracts.

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange - Traded Fund
FREMF	—Freddie Mac Multifamily
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor's Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.29	$10.54	$11.30	$9.56	$9.22
Income From Investment Operations:
Net investment income[1]	0.34	0.44	0.54	0.50	0.44
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	0.34	(1.20)	(0.12)	1.54	0.77
TOTAL FROM INVESTMENT OPERATIONS	0.68	(0.76)	0.42	2.04	1.21
Less Distributions:
Distributions from net investment income	(0.45)	(0.44)	(0.38)	(0.30)	(0.29)
Distributions from net realized gain on investments, futures contracts, written options, swap contracts and foreign currency transactions	—	(0.05)	(0.80)	—	(0.58)
TOTAL DISTRIBUTIONS	(0.45)	(0.49)	(1.18)	(0.30)	(0.87)
Net Asset Value, End of Period	$9.52	$9.29	$10.54	$11.30	$9.56
Total Return[2]	7.69%	(7.64)%	4.01%	21.74%	13.55%
Ratios to Average Net Assets:
Net expenses	0.79%[3]	0.75%[3]	0.76%	0.82%	0.82%
Net investment income	3.72%	4.38%	4.99%	4.80%	4.75%
Expense waiver/reimbursement[4]	0.14%	0.16%	0.15%	0.16%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$563,745	$631,701	$652,011	$451,067	$235,409
Portfolio turnover	90%	97%	54%	52%	27%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	90%	97%	54%	52%	27%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios 0.79% and 0.75% for the years ended December 31, 2016 and 2015, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2016
Assets:
Total investment in securities, at value including $90,131,545 of investment in an affiliated holding (Note 5) (identified cost $527,037,661)		$549,612,665
Cash		12,056
Cash denominated in foreign currencies (identified cost $37,441)		36,438
Restricted cash (Note 2)		14,545,034
Income receivable		2,055,218
Swaps, at value (premium paid $280,206)		281,250
Receivable for investments sold		3,178
Receivable for shares sold		235,845
Receivable for periodic payments from swap contracts		67
TOTAL ASSETS		566,781,751
Liabilities:
Payable for investments purchased	$358,349
Payable for shares redeemed	494,111
Written options outstanding, at value (premium $659,783)	575,750
Payable for daily variation margin on futures contracts	1,430,392
Swaps, at value (premium received $10,900)	7,302
Payable for periodic payments to swap contracts	1,500
Payable to adviser (Note 5)	20,223
Payable for administrative fees (Note 5)	3,103
Accrued expenses (Note 5)	146,013
TOTAL LIABILITIES		3,036,743
Net assets for 59,219,472 shares outstanding		$563,745,008
Net Assets Consist of:
Paid-in capital		$595,763,204
Net unrealized appreciation of investments, futures contracts, written options, swap contracts and translation of assets and liabilities in foreign currency		23,580,602
Accumulated net realized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions		(78,374,836)
Undistributed net investment income		22,776,038
TOTAL NET ASSETS		$563,745,008
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$563,745,008 ÷ 59,219,472 shares outstanding, no par value, unlimited shares authorized		$9.52
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended December 31, 2016
Investment Income:
Dividends (including $10,650,197 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $77,372)			$17,548,749
Interest			9,291,185
TOTAL INCOME			26,839,934
Expenses:
Investment adviser fee (Note 5)		$4,463,891
Administrative fee (Note 5)		590,528
Custodian fees		83,714
Transfer agent fee		50,197
Directors'/Trustees' fees (Note 5)		6,182
Auditing fees		32,270
Legal fees		14,265
Portfolio accounting fees		177,197
Printing and postage		92,464
Miscellaneous (Note 5)		25,856
TOTAL EXPENSES		5,536,564
Reimbursements and Reduction:
Reimbursement of investment adviser fee (Note 5)	$(766,120)
Reimbursement of other operating expenses (Note 2)	(61,431)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(2,244)
TOTAL REIMBURSEMENTS AND REDUCTION		(829,795)
Net expenses			4,706,769
Net investment income			22,133,165
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments (including realized loss of $(8,072,911) on sales of investments in an affiliated holding (Note 5)) and foreign currency transactions			(20,374,487)
Net realized loss on futures contracts			(4,384,391)
Net realized gain on written options			5,673,048
Net realized loss on swap contracts			(45,534)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			38,312,035
Net change in unrealized depreciation of futures contracts			1,256,238
Net change in unrealized appreciation of written options			84,033
Net change in unrealized appreciation of swap contracts			(38,625)
Net realized and unrealized gain on investments, futures contracts, written options, swap contracts and foreign currency transactions			20,482,317
Change in net assets resulting from operations			$42,615,482
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended December 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,133,165	$29,675,358
Net realized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions	(19,131,364)	(56,511,585)
Net change in unrealized appreciation/depreciation of investments, futures contracts, written options, swap contracts and translation of assets and liabilities in foreign currency	39,613,681	(27,842,566)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	42,615,482	(54,678,793)
Distributions to Shareholders:
Distributions from net investment income	(29,859,782)	(28,593,501)
Distributions from net realized gain on investments	—	(3,066,670)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,859,782)	(31,660,171)
Share Transactions:
Proceeds from sale of shares	65,300,190	182,578,967
Net asset value of shares issued to shareholders in payment of distributions declared	29,859,782	31,660,171
Cost of shares redeemed	(175,871,264)	(148,210,146)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(80,711,292)	66,028,992
Change in net assets	(67,955,592)	(20,309,972)
Net Assets:
Beginning of period	631,700,600	652,010,572
End of period (including undistributed net investment income of $22,776,038 and $29,723,581, respectively)	$563,745,008	$631,700,600
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
December 31, 2016
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation. Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) are each registered as a “commodity pool operator” with respect to operation of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Co-Advisers and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense reimbursements and reduction of $829,795 is disclosed in various locations in this Note 2, Note 5 and Note 6.
During the year ended December 31, 2016, the custodian reimbursed $61,431 of custody fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to increase income and to manage country, currency, duration, individual security, market, sector/asset class and yield curve risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at December 31, 2016 is $200,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account, offsets the amount due to the broker reducing the net settlement amount to zero.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap, at value at period end, including net unrealized appreciation/depreciation, are listed after the Fund's Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $6,545,615. This is based on amounts held as of each month-end throughout the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of U.S. government securities or cash which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $154,541,443 and $71,173,866, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At December 31, 2016, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts sold by the Fund throughout the period was $147. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The following is a summary of the Fund's written option activity:
Contracts	Number of Contracts	Premium
Outstanding at December 31, 2015	—	$—
Contracts written	129,110	10,165,470
Contracts exercised	(84,750)	—
Contracts expired	(37,160)	(2,557,043)
Contracts bought back	—	(6,948,644)
Outstanding at December 31, 2016	7,200	$659,783
Purchased option contracts outstanding at period-end are listed in the Fund's Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average market value of purchased call and put options held by the Fund throughout the period was $861,884 and $535,733, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of written call and put options held by the Fund throughout the period was $101,952 and $337,540, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Afren PLC, Series 144A, 6.625%, 12/09/2020	11/26/2013 – 1/30/2014	$389,786	$0
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts			Written option contracts outstanding at value	$575,750
			Payable for daily variation margin on futures contracts	$(232,707)*
Equity contracts	Total investments in securities at value-options	$1,245,475	Payable for daily variation margin on futures contracts	$(685,474)*
Credit contracts	Swaps, at value	$281,250	Swaps, at value	$7,302
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,526,725		$(335,129)
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Forward Exchange Contracts[1]	Purchased Options[1]	Written Option Contracts	Total
Interest rate contracts	$—	$(2,049,644)	$—	$—	$—	$(2,049,644)
Foreign exchange contracts	$—	$—	$6,398	$—	$—	$6,398
Credit contracts	$(45,534)	$—	$—	$—	$—	$(45,534)
Equity contracts	$—	$(2,334,747)	$—	$(12,118,655)	$5,673,048	$(8,780,354)
TOTAL	$(45,534)	$(4,384,391)	$6,398	$(12,118,655)	$5,673,048	$(10,869,134)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Purchased Options[2]	Written Option Contracts	Total
Interest rate contracts	$—	$260,676	$—	$—	$260,676
Credit contracts	$(38,625)	$—	$—	$—	$(38,625)
Equity contracts	$—	$995,562	$(113,581)	$84,033	$966,014
TOTAL	$(38,625)	$1,256,238	$(113,581)	$84,033	1,188,065
1	The net realized gain (loss) on Forward Exchange Contracts and Purchased Options is found within the net realized loss on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized appreciation/depreciation of Purchased Options is found within the Net Change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2016	2015
Shares sold	7,258,508	18,131,684
Shares issued to shareholders in payment of distributions declared	3,404,764	3,088,797
Shares redeemed	(19,435,105)	(15,116,917)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(8,771,833)	6,103,564
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for defaulted securities, discount accretion/premium amortization on debt securities, foreign currency transactions, return of capital adjustments, expired capital loss carryforwards and income and gain/loss realized on swaps.
For the year ended December 31, 2016, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(1,610,539)	$779,074	$831,465
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary income	$29,859,782	$28,593,501
Long-term capital gains	$—	$3,066,670
As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$22,790,117
Net unrealized appreciation	$20,227,805
Capital loss carryforwards	$(75,036,118)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for defaulted securities, deferral of losses on wash sales and discount accretion/premium amortization on debt securities.
At December 31, 2016, the cost of investments for federal tax purposes was $529,536,388. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from (a) futures contracts; (b) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (c) outstanding foreign currency commitments; and (d) swap contracts was $20,076,277. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $30,138,319 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,062,042.
At December 31, 2016, the Fund had a capital loss carryforward of $75,036,118 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$49,871,144	$23,983,592	$73,854,736
2017	$1,181,382	NA	$1,181,382
Capital loss carryforwards of $1,610,350 expired during the year ended December 31, 2016.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to commodities Futures Trading Commission Rule 4.5. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2016, the annualized fee paid to FAS was 0.099% of average daily net assets of the Fund.
Expense Limitation
The Co-Advisers and certain of their affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2016, total annual fund operating (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.85% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) May 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended December 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $10,842,537, and $19,840,824, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Co-Advisers or an affiliate of the Co-Advisers. The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended December 31, 2016, the Co-Advisers reimbursed $766,120. Transactions involving the affiliated holding during the year ended December 31, 2016, were as follows:
	Balance of Shares Held 12/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2016	Value	Dividend Income
Federated High Income Bond Fund II Primary Shares	26,738,569	2,170,999	(15,732,442)	13,177,126	$90,131,545	$10,650,197
6. EXPENSE REDUCTION
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended December 31, 2016, the Fund's expenses were reduced by $2,244 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2016, were as follows:
Purchases	$405,292,031
Sales	$582,162,375
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
Annual Shareholder Report

At December 31, 2016, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	79.6%
China	1.7%
Brazil	1.3%
Mexico	1.2%
Russia	1.0%
Other[1]	12.7%
1	Countries representing less than 1.0% have been aggregated under the designation “Other.”
9. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of December 31, 2016, the Fund had no outstanding loans. During the year ended December 31, 2016, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2016, there were no outstanding loans. During the year ended December 31, 2016, the program was not utilized.
11. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
12. FEDERAL TAX INFORMATION (UNAUDITED)
Of the ordinary income distributions made by the Fund during the year ended December 31, 2016, 24.14% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF The FEDERATED INSURANCE SERIES AND SHAREHOLDERS OF FEDERATED MANAGED VOLATILITY FUND II:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Managed Volatility Fund II (the “Fund”), as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agent, custodian, and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Managed Volatility Fund II as of December 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 15, 2017
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Expenses Paid During Period[1]
Actual	$1,000	$1,066.10	$4.10
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.17	$4.01
1	Expenses are equal to the Fund's annualized net expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: September 1993	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: September 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 President Officer since: November 2004	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Managed Volatility Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract, under which Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Federated Investment Management Company will serve as co-advisers to the Fund (“Co-Advisers”) for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of each Co-Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers but also considered the allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Co-Advisers also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Co-Advisers or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Co-Advisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Co-Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Co-Advisers in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market
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practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The investment advisory contract between the Fund and the Co-Advisers provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The investment advisory contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, and in connection with its May meetings, the Board considered the fee allocation and analyzed whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of the Co-Advisers and their affiliates dedicated to the Fund. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate with respect to the implementation of the Fund's strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. In this regard, the Board evaluated, among other things, the Co-Advisers' personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Co-Advisers. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Co-Advisers are executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Co-Advisers' investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund
Annual Shareholder Report

ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Co-Advisers and recognized the efforts being taken by the Co-Advisers in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Co-Advisers have made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Co-Advisers' investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract.
Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Co-Advisers' industry standing and reputation and with the expectation that the Co-Advisers will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Co-Advisers by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Co-Advisers and their affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Managed Volatility Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916108
G00845-01 (2/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
December 31, 2016
Share Class
Primary
Service

Federated High Income Bond Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2016 through December 31, 2016. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated High Income Bond Fund II (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2016, was 14.82% for the Primary Shares and 14.53% for the Service Shares. The total return of the Fund's Primary Shares consisted of 7.27% current income and 7.55% of appreciation in the net asset value of the Fund's shares. The total return of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI),1 a broad-based securities market index, was 17.13% during the same period. The total return of the Lipper Variable Underlying High Yield Funds Average (LVHYFA),2 a peer group for the Fund, was 13.08% during the same period. The Fund's and LVHYFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BBHY2%ICI.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BBHY2%ICI were: (1) the allocation among industry sectors; and (2) the selection of individual securities.
The following discussion will focus on the performance of the Fund's Primary Shares.
MARKET OVERVIEW
The total return for the high-yield3 market for the reporting period was attractive on both an absolute as well as a relative basis. For example, the BBHY2%ICI, which returned 17.13% for the period, substantially outperformed the Bloomberg Barclays U.S. Aggregate Bond Index,4 a measure of high-quality bond5 performance, which returned 2.65% for the period. The major factor that drove the performance of the high-yield market was the global rebound in commodity prices. For example, the price of West Texas Intermediate crude oil (WTI) began the year at $44.59 a barrel, hit a low of $35.73 in late January 2016 before rebounding to end the year at $53.72. The rebound in commodity prices led to a substantial rebound in the bonds of commodity-oriented companies as the Independent Energy, Oil Field Service and Metals sectors were the best performing sectors of 2016 after being the worst performing sectors of 2015. Also contributing to the high-yield market's strong performance was continued solid growth of the U.S. economy. While geopolitical events such as the U.K. referendum to leave the European Union, unrest in Syria and the contentious U.S. presidential election threatened to derail the market's recovery, fundamental credit stability and strength in commodities overwhelmed these concerns. While default rates rose to their highest level since the financial crisis, they were driven by commodity issues which had depreciated in price substantially in 2015 and in many cases actually rose in price in 2016 despite their default. In addition, default rates did not reach the levels projected by many for 2016. The impact of these events can be seen in the spread between high-yield bonds and U.S. Treasury securities with comparable maturities which, according to the Credit Suisse High Yield Bond Index,6 began the reporting period at 753 basis points and ended the reporting period at 472 basis points.
Within the high-yield market, major industry sectors that substantially outperformed the overall BBHY2%ICI included: Metals & Mining, Independent Energy, Oil Field Services, Midstream and Industrial Other. Major industry sectors that substantially underperformed the overall BBHY2%ICI included: Pharmaceuticals, Leisure, Home Construction, Healthcare and Transportation Services. From a credit quality perspective, the “CCC”-rated sector returned 31.46% while the “B”-rated and “BB”-rated sectors returned 15.80% and 12.78%, respectively.
Sector Allocation
The Fund was negatively impacted by its sector allocation during the reporting period. The Fund was underweight, relative to the BBHY2%ICI, the strong-performing Metals & Mining, Independent Energy and Oil Field Services industry sectors. The Fund's overweight in the underperforming Healthcare, Packaging and Pharmaceutical sectors also negatively impacted performance. Given the strong overall market performance, the portfolio's cash holding was also a drag on performance. The Fund did benefit from its underweight to the poor-performing Financial and Home Construction sectors and its overweight to the strong-performing Midstream sector.
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1

Security Selection
The Fund was positively affected by its security selection during the reporting period. The Fund benefited from strong security selection in the Technology and Wireless Telecommunication sectors. Also, strong security selection in the Healthcare, Pharmaceutical and Packaging sectors helped offset some of the negative impact from being overweight these weak-performing sectors. The Fund's holdings in the Industrial-Other and Gaming sector underperformed and negatively affected Fund performance. Specific Fund holdings that substantially outperformed the BBHY2%ICI included: Chesapeake Energy, Legacy Reserves, Syniverse Holdings, Oasis Petroleum and Advanced Micro Devices. Specific Fund holdings that substantially underperformed the BBHY2%ICI included: Intelsat Luxembourg, Community Health Systems, Valeant Pharmaceuticals, Endo Finance LLC and Hertz Corp.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BBHY2%ICI.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the LVHYFA.
3	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
4	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.*
5	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
6	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults.*
*	The index is unmanaged, and it is not possible to invest directly in an index.
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2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated High Income Bond Fund II from December 31, 2006 to December 31, 2016, compared to the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI)2 and the Lipper Variable Underlying High Yield Funds Average (LVHYFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2016
Average Annual Total Returns for the Period Ended 12/31/2016
	1 Year	5 Years	10 Years
Primary Shares	14.82%	7.11%	7.12%
Service Shares	14.53%	6.84%	6.87%
BBHY2%ICI	17.13%	7.36%	7.55%
LVHYFA	13.08%	6.20%	6.06%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BBHY2%ICI and the LVHYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BBHY2%ICI is an issuer-constrained version of the Bloomberg Barclays U.S. Corporate High Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. Effective August 24, 2016, the name of the BBHY2%ICI changed from “Barclays U.S. Corporate High Yield 2% Issuer Capped Index” to “Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index.” The BBHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
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Portfolio of Investments Summary Table (unaudited)
At December 31, 2016, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Health Care	11.3%
Technology	10.7%
Cable Satellite	7.2%
Midstream	6.9%
Independent Energy	6.4%
Media Entertainment	6.2%
Packaging	5.4%
Wireless Communications	4.8%
Pharmaceuticals	3.7%
Other[2]	34.0%
Cash Equivalents[3]	1.8%
Other Assets and Liabilities – Net[4]	1.6%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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4

Portfolio of Investments
December 31, 2016
Principal Amount or Shares			Value
		CORPORATE BONDS—96.6%
		Aerospace/Defense—0.9%
$325,000	[1,2]	Engility Corp., Sr. Unsecd. Note, Series 144A, 8.875%, 9/1/2024	$341,656
825,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	862,125
375,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	394,219
400,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	420,500
200,000	[1,2]	TransDigm, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/15/2026	206,400
		TOTAL	2,224,900
		Automotive—3.1%
475,000	[1,2]	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	466,688
250,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	253,125
475,000	[1,2]	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	510,625
125,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2026	123,906
650,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	680,875
1,150,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	1,130,450
200,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	199,588
150,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	155,250
650,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	630,500
625,000	[1,2]	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	659,375
675,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	708,750
200,000	[1,2]	Schaeffler Verwaltung ZW, Series 144A, 4.50%, 9/15/2023	196,000
850,000	[1,2]	Schaeffler Verwaltung ZW, Series 144A, 4.75%, 9/15/2026	822,375
575,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	603,750
300,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	306,375
		TOTAL	7,447,632
		Building Materials—1.6%
175,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	186,375
450,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	465,750
75,000	[1,2]	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	77,438
275,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	294,767
225,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	237,937
300,000	[1,2]	HD Supply, Inc., Series 144A, 5.75%, 4/15/2024	317,460
450,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	466,875
550,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	596,750
325,000		Ply Gem Industries, Inc., 6.50%, 2/1/2022	338,406
900,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	945,000
		TOTAL	3,926,758
		Cable Satellite—7.2%
375,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	390,469
225,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	230,063
225,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	248,625
775,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	811,812
175,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	180,688
500,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	518,750
400,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	416,000
250,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	244,375
1,225,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,252,562
650,000		Charter Communications Holdings II, 5.75%, 1/15/2024	680,875
Annual Shareholder Report
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$125,000		Charter Communications Holdings II, 6.625%, 1/31/2022	$129,688
1,225,000		DISH DBS Corp., 5.875%, 7/15/2022	1,292,375
450,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	464,737
100,000		DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	113,000
675,000		Intelsat (Luxembourg) S. A., 7.75%, 6/1/2021	224,438
375,000		Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, 8.125%, 6/1/2023	119,063
300,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	309,750
950,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	644,860
975,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	748,312
625,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	723,437
625,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	745,312
450,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	492,750
125,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	124,219
400,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	419,000
675,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	673,312
500,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	490,000
250,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	250,000
950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	992,750
275,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	283,938
375,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	371,719
200,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	200,000
900,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	939,375
275,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	276,719
725,000	[1,2]	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	708,542
300,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	301,500
200,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	194,500
		TOTAL	17,207,515
		Chemicals—2.4%
200,000	[1,2]	Axalta Coating Systems LLC, Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2024	200,500
675,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	641,250
525,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	560,438
875,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	778,750
350,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	350,000
725,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	743,125
200,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	214,500
1,975,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	1,999,687
300,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	316,125
		TOTAL	5,804,375
		Construction Machinery—0.1%
125,000	[1,2]	Cloud Crane LLC, Series 144A, 10.125%, 8/1/2024	134,063
175,000	[1,2]	Ritchie Bros. Auctioneers, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	178,937
		TOTAL	313,000
		Consumer Cyclical Services—1.2%
525,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	490,875
475,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	444,125
1,000,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	998,750
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	288,063
250,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	264,375
Annual Shareholder Report
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical Services—continued
$400,000	[1,2]	ServiceMaster Co., Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	$407,000
		TOTAL	2,893,188
		Consumer Products—2.4%
900,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	769,500
1,150,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	1,144,250
475,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	498,750
1,225,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	1,267,875
275,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	290,125
50,000	[1,2]	Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series 144A, 5.25%, 12/15/2026	50,125
550,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	573,375
300,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	318,000
450,000		Springs Industries, Inc., 6.25%, 6/1/2021	468,000
250,000		Tempur Sealy International, Inc., Sr. Unsecd. Note, 5.50%, 6/15/2026	251,875
100,000	[1,2]	Valvoline Finco Two LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 7/15/2024	103,750
		TOTAL	5,735,625
		Diversified Manufacturing—1.6%
925,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	965,469
350,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	350,000
750,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	628,125
500,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	516,250
1,225,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,270,937
		TOTAL	3,730,781
		Financial Institutions—3.0%
1,675,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	1,677,094
200,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	202,750
525,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	526,312
1,725,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	1,826,620
150,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	146,062
1,175,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	1,122,125
100,000		Navient Corp., Sr. Unsecd. Note, 6.625%, 7/26/2021	106,000
150,000		Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	154,500
1,400,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	1,368,500
		TOTAL	7,129,963
		Food & Beverage—2.2%
250,000	[1,2]	AdvancePierre Foods Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 12/15/2024	252,970
1,100,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	929,500
525,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 1/15/2024	542,719
375,000	[1,2]	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	371,953
125,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	126,250
75,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 5.875%, 1/15/2024	79,875
600,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	576,000
525,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	585,375
900,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	1,012,500
775,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	804,062
		TOTAL	5,281,204
		Gaming—3.4%
200,000	[1,2]	Boyd Gaming Corp., Series 144A, 6.375%, 4/1/2026	216,400
800,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	863,000
675,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	651,375
Annual Shareholder Report
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$325,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	$339,755
600,000		MGM Mirage, Inc., 7.75%, 3/15/2022	691,500
675,000		MGM Resorts International, 6.00%, 3/15/2023	730,687
150,000		MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	145,125
100,000	[1,2]	MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., Series 144A, 5.625%, 5/1/2024	105,000
650,000	[1,2]	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 7.875%, 10/15/2024	665,438
900,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	942,750
650,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	653,250
575,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	589,375
1,225,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	1,218,875
400,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	400,000
		TOTAL	8,212,530
		Health Care—11.3%
350,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	351,750
625,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	640,625
1,025,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	989,125
425,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	439,769
725,000		CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	674,250
1,625,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	1,137,500
200,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	197,250
750,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	749,531
400,000		Emdeon, Inc., 11.00%, 12/31/2019	413,100
300,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	314,250
1,225,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	1,226,531
1,675,000		HCA, Inc., 5.00%, 3/15/2024	1,727,344
525,000		HCA, Inc., 5.875%, 2/15/2026	542,063
350,000		HCA, Inc., 5.875%, 5/1/2023	372,750
2,025,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,032,594
725,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	758,531
1,250,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,093,750
425,000		LifePoint Health, Inc., 5.875%, 12/1/2023	431,375
225,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	234,141
275,000	[1,2]	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2024	270,050
200,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	206,500
1,425,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	1,503,517
275,000	[1,2]	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	290,813
2,325,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	2,069,250
500,000	[1,2]	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	498,750
1,350,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	1,377,000
1,000,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	1,037,500
650,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	741,000
675,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	696,094
1,525,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	1,446,462
550,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	544,500
925,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	816,312
125,000	[1,2]	Tenet Healthcare Corp., Term Loan—2nd Lien, Series 144A, 7.50%, 1/1/2022	130,625
875,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	993,125
		TOTAL	26,947,727
Annual Shareholder Report
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—6.4%
$675,000		Antero Resources Corp., 6.00%, 12/1/2020	$695,284
675,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/1/2025	663,532
325,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	333,531
125,000	[1,2]	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2024	129,375
825,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	855,937
375,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	406,594
700,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	703,500
125,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	127,969
625,000		Continental Resources, Inc., 4.50%, 4/15/2023	615,625
125,000	[1,2]	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	130,625
250,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	271,250
200,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 11/1/2024	197,000
275,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	296,917
250,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	198,750
175,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	142,625
350,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	357,875
250,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2025	253,800
375,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	391,875
225,000		Laredo Petroleum, 5.625%, 1/15/2022	227,813
225,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	234,000
350,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	364,437
100,000		Legacy Reserves, 6.625%, 12/1/2021	68,995
1,125,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	939,375
325,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	334,750
525,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	537,469
150,000		PDC Energy, Inc., 7.75%, 10/15/2022	160,500
100,000	[1,2]	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 9/15/2024	102,750
100,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	105,730
125,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	126,050
200,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	201,500
200,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	213,500
200,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	212,500
250,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2025	251,875
300,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	292,125
50,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	49,625
150,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2022	149,813
675,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	696,937
350,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	331,625
325,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	315,250
300,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	306,375
50,000		SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	51,750
650,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	617,370
75,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	73,125
125,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	128,750
150,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	168,375
1,150,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	1,155,750
		TOTAL	15,190,178
		Industrial - Other—1.5%
275,000		Anixter, Inc., 5.50%, 3/1/2023	286,344
Annual Shareholder Report
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$900,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	$909,000
350,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	362,250
400,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	418,500
1,275,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	1,204,875
425,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	425,000
		TOTAL	3,605,969
		Leisure—0.5%
225,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 5.875%, 11/15/2026	230,625
775,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
175,000	[1,2]	Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2024	175,875
350,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	357,000
400,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	420,000
		TOTAL	1,183,500
		Lodging—0.1%
150,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	152,250
		Media Entertainment—6.2%
625,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	628,906
150,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	156,938
275,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	289,094
275,000	[1,2]	CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	288,062
900,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	669,375
200,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	211,500
275,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	276,375
475,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	488,062
750,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	813,750
700,000		Gannett Co., Inc., 6.375%, 10/15/2023	743,330
100,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	101,375
275,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	266,750
400,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	398,000
1,100,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	1,124,750
250,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	264,688
700,000		Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	741,125
325,000	[1,2]	McGraw Hill Global Education Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.875%, 5/15/2024	328,656
650,000	[1,2]	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	646,750
900,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	919,125
500,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	497,500
700,000	[1]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	638,751
1,100,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	1,127,500
75,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	71,625
125,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	125,781
1,175,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	1,198,500
550,000	[1]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	527,312
1,125,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	1,146,094
150,000	[1,2]	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	150,000
75,000	[1,2]	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	75,563
		TOTAL	14,915,237
		Metals & Mining—2.1%
850,000		ArcelorMittal SA, 6.125%, 6/1/2025	935,000
700,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	645,750
Annual Shareholder Report
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$1,275,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	$1,077,375
75,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	77,813
150,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	156,282
100,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	105,250
875,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	929,687
175,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	167,125
450,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	439,875
375,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	433,125
		TOTAL	4,967,282
		Midstream—6.9%
725,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	738,686
125,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	126,262
103,000		AmeriGas Financial Corp., Sr. Unsecd. Note, 7.00%, 5/20/2022	108,601
350,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	354,812
225,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	231,188
550,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	561,000
350,000	[1,2]	Antero Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 5.375%, 9/15/2024	357,875
500,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	492,500
300,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Series 144A, 7.00%, 6/30/2024	326,250
600,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Term Loan—1st Lien, Series 144A, 5.875%, 3/31/2025	614,436
375,000		Chesapeake Midstream Partners L.P., Sr. Unsecd. Note, 6.125%, 7/15/2022	386,788
1,075,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	1,115,312
300,000		Ferrellgas LP/ Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	296,250
500,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	497,500
825,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	820,875
450,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	471,375
675,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	696,937
575,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.875%, 6/1/2025	591,451
250,000		Regency Energy Partners LP, 4.50%, 11/1/2023	253,778
200,000		Regency Energy Partners LP, 5.50%, 4/15/2023	207,500
125,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	134,375
500,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	536,875
325,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	346,937
300,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	330,000
450,000	[1,2]	Sabine Pass LNG LP, Sec. Fac. Bond, Series 144A, 5.00%, 3/15/2027	455,625
550,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	559,625
448,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	464,800
275,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	280,500
925,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	906,500
275,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	290,125
125,000	[1,2]	Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	124,531
275,000	[1,2]	Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	273,625
300,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.25%, 1/15/2025	307,500
425,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	447,312
475,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	505,875
325,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	349,375
675,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	732,375
275,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	274,313
		TOTAL	16,569,644
Annual Shareholder Report
11

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Oil Field Services—0.7%
$450,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	$209,250
250,000	[1,2]	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 12/15/2023	265,000
250,000	[1,2]	Tervita Escrow Corp., Term Loan—2nd Lien, Series 144A, 7.625%, 12/1/2021	255,625
350,000		Weatherford International Ltd., 7.00%, 3/15/2038	293,125
475,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	484,500
50,000	[1,2]	Weatherford International Ltd., Sr. Unsecd. Note, Series 144A, 9.875%, 2/15/2024	53,405
100,000		Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	82,500
		TOTAL	1,643,405
		Packaging—5.4%
400,000	[1,2]	ARD Finance SA, Series 144A, 7.125%, 9/15/2023	396,500
575,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	595,125
300,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	306,375
1,350,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	1,427,625
450,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	471,938
850,000		Berry Plastics Corp., 5.125%, 7/15/2023	869,125
750,000		Berry Plastics Corp., 5.50%, 5/15/2022	783,750
150,000		Berry Plastics Corp., Term Loan—2nd Lien, 6.00%, 10/15/2022	159,375
1,300,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	1,378,000
1,125,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	1,181,250
750,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	758,437
200,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	211,375
775,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	800,187
525,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	558,797
390,143		Reynolds Group, 8.25%, 2/15/2021	402,937
300,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	319,500
525,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	547,313
375,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	387,188
1,250,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	1,262,500
		TOTAL	12,817,297
		Paper—0.4%
250,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	246,250
625,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	620,313
		TOTAL	866,563
		Pharmaceuticals—3.7%
875,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	772,187
600,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2025	502,500
700,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	728,000
400,000	[1,2]	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	402,000
1,875,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	2,010,937
1,225,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,071,875
675,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	607,500
225,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	210,938
300,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	234,000
375,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	319,219
200,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	151,000
1,325,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	1,000,375
175,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	143,938
1,050,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	798,000
		TOTAL	8,952,469
Annual Shareholder Report
12

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Refining—0.9%
$825,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	$822,938
500,000		Northern Tier Energy LLC/Northern Tier Fin Corp., Bond, 7.125%, 11/15/2020	521,875
850,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	873,375
		TOTAL	2,218,188
		Restaurants—0.9%
1,375,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	1,440,312
250,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	255,938
500,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	508,750
		TOTAL	2,205,000
		Retailers—1.2%
1,500,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	1,533,750
225,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	160,312
200,000	[1,2]	Penney (J.C.) Co., Inc., Series 144A, 5.875%, 7/1/2023	206,750
925,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	997,844
		TOTAL	2,898,656
		Supermarkets—0.4%
400,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2025	397,000
625,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	653,125
		TOTAL	1,050,125
		Technology—10.7%
100,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	104,250
1,325,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	1,244,672
1,025,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,053,187
825,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	878,625
175,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	186,197
800,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	888,277
1,050,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	1,118,250
100,000	[1,2]	First Data Corp., Series 144A, 5.00%, 1/15/2024	100,907
550,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	572,000
1,850,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	1,915,915
600,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	640,500
1,075,000	[1,2]	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	1,140,521
1,325,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	1,364,750
1,300,000		Infor US, Inc., 6.50%, 5/15/2022	1,358,500
1,050,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	1,005,375
625,000	[1,2]	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	649,219
525,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	559,125
275,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	275,000
375,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	378,281
475,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	555,750
575,000		NCR Corp., 6.375%, 12/15/2023	619,563
475,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	486,875
175,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	183,969
875,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	900,703
700,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	690,025
250,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/1/2024	258,750
150,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	157,875
825,000		Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	917,812
625,000	[1,2]	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	665,625
Annual Shareholder Report
13

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$525,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	$546,656
725,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	743,125
450,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	470,813
225,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	236,250
1,000,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	1,130,000
325,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	286,000
150,000	[1,2]	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	153,750
950,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	1,037,875
		TOTAL	25,474,967
		Transportation Services—1.0%
200,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	197,250
200,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	187,250
750,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	752,812
1,250,000		HDTFS, Inc., 6.25%, 10/15/2022	1,178,125
125,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	109,844
		TOTAL	2,425,281
		Utility - Electric—2.0%
1,450,000		Calpine Corp., 5.75%, 1/15/2025	1,406,500
675,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2021	705,375
11,439	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	11,496
650,000		NRG Energy, Inc., 6.25%, 5/1/2024	635,375
175,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	176,313
104,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	108,940
525,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2027	498,750
225,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2026	225,000
675,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2023	686,812
200,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	208,000
		TOTAL	4,662,561
		Wireless Communications—4.8%
700,000	[1,2]	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	749,000
825,000	[1,2]	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	869,344
850,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	733,524
225,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	237,938
50,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	52,375
250,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	255,938
825,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	885,844
1,400,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	1,435,000
350,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	346,500
875,000		Sprint Corp., 7.125%, 6/15/2024	903,437
1,550,000		Sprint Corp., 7.875%, 9/15/2023	1,658,500
475,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	500,531
975,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	984,750
375,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	398,437
275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	291,156
225,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	241,031
550,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	591,250
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	352,219
		TOTAL	11,486,774
Annual Shareholder Report
14

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Wireline Communications—0.4%
$11,000	Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	$11,330
850,000	Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	869,125
	TOTAL	880,455
	TOTAL CORPORATE BONDS (IDENTIFIED COST $230,297,358)	231,020,999
	REPURCHASE AGREEMENT—1.8%
4,368,000	Interest in $903,000,000 joint repurchase agreement 0.50%, dated 12/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $903,050,167 on 1/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $930,141,672. (IDENTIFIED COST $4,368,000)	4,368,000
	TOTAL INVESTMENTS—98.4% (IDENTIFIED COST $234,665,358)[7]	235,388,999
	OTHER ASSETS AND LIABILITIES-NET—1.6%[8]	3,863,723
	TOTAL NET ASSETS—100%	$239,252,722
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2016, these restricted securities amounted to $128,066,801, which represented 53.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2016, these liquid restricted securities amounted to $126,889,242, which represented 53.0% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	The cost of investments for federal tax purposes amounts to $235,068,870.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$231,020,999	$0	$231,020,999
Repurchase Agreement	—	4,368,000	—	4,368,000
TOTAL SECURITIES	$—	$235,388,999	$0	$235,388,999
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$6.36	$6.91	$7.15	$7.17	$6.76
Income From Investment Operations:
Net investment income[1]	0.37	0.37	0.39	0.44	0.49
Net realized and unrealized gain (loss) on investments	0.53	(0.53)	(0.20)	0.04	0.46
TOTAL FROM INVESTMENT OPERATIONS	0.90	(0.16)	0.19	0.48	0.95
Less Distributions:
Distributions from net investment income	(0.42)	(0.39)	(0.43)	(0.50)	(0.54)
Net Asset Value, End of Period	$6.84	$6.36	$6.91	$7.15	$7.17
Total Return[2]	14.82%	(2.57)%	2.69%	6.99%	14.70%
Ratios to Average Net Assets:
Net expenses	0.72%	0.77%	0.77%	0.79%	0.77%
Net investment income	5.74%	5.55%	5.60%	6.21%	7.14%
Expense waiver/reimbursement[3]	0.06%	—	—	—	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$190,070	$267,448	$287,649	$246,994	$205,500
Portfolio turnover	26%	33%	33%	32%	33%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$6.33	$6.87	$7.11	$7.13	$6.73
Income From Investment Operations:
Net investment income[1]	0.35	0.35	0.38	0.42	0.47
Net realized and unrealized gain (loss) on investments	0.53	(0.52)	(0.21)	0.04	0.45
TOTAL FROM INVESTMENT OPERATIONS	0.88	(0.17)	0.17	0.46	0.92
Less Distributions:
Distributions from net investment income	(0.40)	(0.37)	(0.41)	(0.48)	(0.52)
Net Asset Value, End of Period	$6.81	$6.33	$6.87	$7.11	$7.13
Total Return[2]	14.53%	(2.72)%	2.42%	6.73%	14.31%
Ratios to Average Net Assets:
Net expenses	0.96%	1.01%	1.02%	1.04%	1.02%
Net investment income	5.48%	5.29%	5.35%	5.97%	6.88%
Expense waiver/reimbursement[3]	0.08%	—	—	—	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$49,183	$44,179	$57,999	$64,085	$76,202
Portfolio turnover	26%	33%	33%	32%	33%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Assets and Liabilities
December 31, 2016
Assets:
Total investment in securities, at value (identified cost $234,665,358)		$235,388,999
Cash		256
Income receivable		3,922,828
Receivable for shares sold		150,670
TOTAL ASSETS		239,462,753
Liabilities:
Payable for shares redeemed	$105,786
Payable to adviser (Note 5)	7,841
Payable for administrative fees (Note 5)	1,023
Payable for custodian fees	4,403
Payable for transfer agent fee	5,250
Payable for legal fees	3,906
Payable for portfolio accounting fees	55,227
Payable for distribution services fee (Note 5)	10,364
Payable for printing and postage	3,673
Payable for insurance premiums	4,013
Accrued expenses (Note 5)	8,545
TOTAL LIABILITIES		210,031
Net assets for 34,992,419 shares outstanding		$239,252,722
Net Assets Consist of:
Paid-in capital		$253,832,332
Net unrealized appreciation of investments		723,641
Accumulated net realized loss on investments		(31,346,818)
Undistributed net investment income		16,043,567
TOTAL NET ASSETS		$239,252,722
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$190,070,119 ÷ 27,772,666 shares outstanding, no par value, unlimited shares authorized		$6.84
Service Shares:
$49,182,603 ÷ 7,219,753 shares outstanding, no par value, unlimited shares authorized		$6.81
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Operations
Year Ended December 31, 2016
Investment Income:
Interest		$17,696,878
Expenses:
Investment adviser fee (Note 5)	$1,644,459
Administrative fee (Note 5)	214,367
Custodian fees	17,019
Transfer agent fee	26,645
Directors'/Trustees' fees (Note 5)	3,600
Auditing fees	30,671
Legal fees	10,303
Portfolio accounting fees	130,045
Distribution services fee (Note 5)	115,520
Printing and postage	57,903
Miscellaneous (Note 5)	15,685
TOTAL EXPENSES	2,266,217
Reimbursement:
Reimbursement of other operating expenses (Note 2)	(176,900)
Net expenses		2,089,317
Net investment income		15,607,561
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(8,204,574)
Net change in unrealized depreciation of investments		31,500,381
Net realized and unrealized gain on investments		23,295,807
Change in net assets resulting from operations		$38,903,368
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Changes in Net Assets
Year Ended December 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,607,561	$19,117,014
Net realized loss on investments	(8,204,574)	(2,643,998)
Net change in unrealized appreciation/depreciation of investments	31,500,381	(25,064,392)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	38,903,368	(8,591,376)
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(17,147,041)	(16,404,431)
Service Shares	(2,684,113)	(3,072,404)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,831,154)	(19,476,835)
Share Transactions:
Proceeds from sale of shares	49,995,887	81,191,609
Net asset value of shares issued to shareholders in payment of distributions declared	19,831,154	9,473,444
Cost of shares redeemed	(161,273,539)	(96,618,194)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(91,446,498)	(5,953,141)
Change in net assets	(72,374,284)	(34,021,352)
Net Assets:
Beginning of period	311,627,006	345,648,358
End of period (including undistributed net investment income of $16,043,567 and $19,823,889, respectively)	$239,252,722	$311,627,006
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Notes to Financial Statements
December 31, 2016
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report
21

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Service Shares may bear distribution services fees unique to that class. The detail of the total fund expense reimbursement of $176,900 is disclosed in this Note 2.
For the year ended December 31, 2016, the custodian reimbursed $176,900 of custody fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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22

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$11,439	$11,496
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006	$737,477	$0
Radio One, Inc., Series 144A, 9.25%, 2/15/2020	02/10/2014	$716,250	$638,751
Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	04/01/2015	$550,000	$527,312
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended December 31	2016		2015
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	5,623,772	$36,762,619	10,351,120	$69,968,422
Shares issued to shareholders in payment of distributions declared	2,770,120	17,147,041	958,240	6,401,040
Shares redeemed	(22,695,504)	(146,842,193)	(10,865,623)	(72,747,658)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(14,301,612)	$(92,932,533)	443,737	$3,621,804

Year Ended December 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,046,961	$13,233,268	1,679,673	$11,223,187
Shares issued to shareholders in payment of distributions declared	435,026	2,684,113	461,322	3,072,404
Shares redeemed	(2,247,018)	(14,431,346)	(3,593,865)	(23,870,536)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	234,969	$1,486,035	(1,452,870)	$(9,574,945)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(14,066,643)	$(91,446,498)	(1,009,133)	$(5,953,141)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities and reinstated interest on a defaulted security.
For the year ended December 31, 2016, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$443,271	$(443,271)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
Annual Shareholder Report
23

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary income	$19,831,154	$19,476,835
As of December 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$16,049,317
Unrealized appreciation	$320,129
Capital loss carryforwards	$(30,949,056)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for defaulted securities and discount accretion/premium amortization on debt securities.
At December 31, 2016, the cost of investments for federal tax purposes was $235,068,870. The net unrealized appreciation of investments for federal tax purposes was $320,129. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,346,537 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,026,408.
At December 31, 2016, the Fund had a capital loss carryforward of $30,949,056 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$—	$12,251,083	$12,251,083
2017	$9,764,569	NA	$9,764,569
2018	$8,933,404	NA	$8,933,404
The Fund used capital loss carryforwards of $649,768 to offset capital gains realized during the year ended December 31, 2016.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
For the year ended December 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets annually, to compensate FSC. For the year ended December 31, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$115,520
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2016, FSC did not retain any fees paid by the Fund.
Annual Shareholder Report
24

Interfund Transactions
During the year ended December 31, 2016, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $12,834,625.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2016, were as follows:
Purchases	$70,073,929
Sales	$165,570,735
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of December 31, 2016, there were no outstanding loans. During the year ended December 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2016, there were no outstanding loans. During the year ended December 31, 2016, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF The FEDERATED INSURANCE SERIES AND SHAREHOLDERS OF FEDERATED HIGH INCOME BOND FUND II:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated High Income Bond Fund II (the “Fund”), as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated High Income Bond Fund II as of December 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 15, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,065.40	$3.43
Service Shares	$1,000	$1,064.10	$4.67
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.82	$3.35
Service Shares	$1,000	$1,020.61	$4.57
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.66%
Service Shares	0.90%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: September 1993	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: September 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
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Evaluation and Approval of Advisory Contract–May 2016
Federated High Income Bond Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated
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companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Annual Shareholder Report
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
34

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
35

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated High Income Bond Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916306
CUSIP 313916843
G00844-01 (2/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
December 31, 2016
Share Class
Primary
Service

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2016 through December 31, 2016. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Kaufmann Fund II (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2016, was 3.66% for the Primary Shares and 3.42% for the Service Shares. The Fund's benchmark, the Russell Midcap® Growth Index (the RMCGI),1 a broad-based securities market index, had a total return of 7.33% for the period. The total return of the Morningstar Variable Underlying Funds Mid-Cap Growth Funds Average (MVMCGFA),2 a peer group average for the Fund, was 4.75%. The Fund's and MVMCGFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the RMCGI.
During the reporting period, the Fund's investment strategy focused on stock selection, sector exposure and country allocation. These were the most significant factors affecting the Fund's performance relative to the RMCGI.
The following discussion will focus on the Fund's Primary Shares.
MARKET OVERVIEW
2016 was a year of two halves. The broader markets saw panic and selling in the first half; however, they rebounded in the second half of the year, even rallying into the end of the year.
Small-cap companies significantly outperformed both mid- and large-cap companies during the period. Large-cap stocks, as measured by the Russell 1000® Index,3 returned 12.05%. The RMCGI, representing mid-cap growth stocks, returned 7.33%, and the Russell 2000® Index,4 representing small-cap stocks, returned 21.31%. The best-performing RMCGI sectors were: Energy (39.5%), Materials (15.9%) and Financials (15.8%). The weakest-performing sectors during the quarter were: Real Estate (-4.26%), Health Care (-3.16%) and Consumer Discretionary (1.52%).
During the reporting period, stocks rose significantly in the latter half of the year. This was due to improved economic data coming off a swoon in 2015, when plummeting oil prices pushed global interest rates and inflation rates to record lows. As 2016 wore on, the global oil price and commodities rebounded. This spurred investment in inventory and helped global central banks be more comfortable with tapering some of their stimulus intended to help growth rates. As U.S. economic data improved, the U.S. Federal Reserve raised target interest rates in December for the second time in nine years. This drove the dollar significantly higher as well as interest rates and inflation expectations.
STOCK SELECTION
The five stocks that contributed the most to the Fund's performance versus the RMCGI were: Tesaro Inc., US Silica Holdings, Veeva Systems Inc., Microsemiconductor and Progenics Pharmaceuticals.
The five stocks that most negatively affected Fund performance were: Alkermes Plc, Dynavax Technologies, Seres Therapeutics, Dexcom and Allergan.
SECTOR EXPOSURE
At the end of the reporting period, approximately 67% of the portfolio was invested in four large sectors: Health Care, Information Technology, Industrials and Consumer Discretionary. These sectors have historically provided good opportunities for bottom-up growth investors. In 2016, a relative underweight in Consumer Discretionary had a positive impact on performance. The Fund maintained higher-than-benchmark exposure to Health Care, which hurt the Fund performance. The cash position of the Fund was approximately 11.44% on average throughout the reporting period.
COUNTRY ALLOCATION
The reporting period ended with approximately 17% of the Fund invested in non-U.S. holdings. During the reporting period, stock selection in foreign companies5 was a positive contributor to Fund performance. However, the allocation outside the U.S. hurt Fund performance relative to the RMCGI.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the RMCGI.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the MVMCGFA.
3	The Russell 1000® Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 1000 of the smallest securities based on a combination of their market cap and current index membership.*
4	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.*
5	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards.
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
1

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Kaufmann Fund II from December 31, 2006 to December 31, 2016, compared to the Russell Midcap® Growth Index (RMCGI)2 and the Morningstar Variable Underlying Mid-Cap Growth Funds Average (MVMCGFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2016
The Fund offers multiple share classes whose performance may be greater or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 12/31/2016
	1 Year	5 Years	10 Years
Primary Shares	3.66%	14.74%	6.38%
Service Shares	3.42%	14.45%	6.11%
RMCGI	7.33%	13.51%	7.83%
MVMCGFA	4.75%	11.65%	6.54%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI and MVMCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The RMCGI measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The RMCGI is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The RMCGI is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market. The RMCGI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
Annual Shareholder Report
2

Portfolio of Investments Summary Table (unaudited)
At December 31, 2016, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	27.5%
Information Technology	19.8%
Industrials	10.7%
Consumer Discretionary	9.1%
Financials	6.3%
Materials	3.8%
Energy	2.5%
Real Estate	2.5%
Consumer Staples	1.0%
Derivative Contracts[2,3]	0.0%
Securities Lending Collateral[4]	1.8%
Cash Equivalents[5]	16.4%
Other Assets and Liabilities—Net[6]	(1.4)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents less than 0.1%.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
3

Portfolio of Investments
December 31, 2016
Shares or Principal Amount			Value
		COMMON STOCKS—83.1%
		Consumer Discretionary—9.1%
1,800	[1]	Amazon.com, Inc.	$1,349,766
2,625	[2]	Cracker Barrel Old Country Store, Inc.	438,322
3,150		Ctrip.com International Ltd., ADR	126,000
20,700	[1]	Dave & Buster's Entertainment, Inc.	1,165,410
30,000		Hilton Worldwide Holdings, Inc.	816,000
12,200		Las Vegas Sands Corp.	651,602
4,500	[1]	Mohawk Industries, Inc.	898,560
11,000		Moncler S.p.A	191,308
1,109,680		NagaCorp Limited	637,506
7,300		Newell Brands, Inc.	325,945
13,200	[1]	One Group Hospitality, Inc./The	29,304
118,439		Samsonite International SA	336,957
9,135		Six Flags Entertainment Corp.	547,735
30,500		Starbucks Corp.	1,693,360
4,800		Whirlpool Corp.	872,496
7,000	[1]	Wingstop, Inc.	207,130
27,400	[1]	Yoox Net-A-Porter Group	773,989
		TOTAL	11,061,390
		Consumer Staples—1.0%
27,100	[1]	Blue Buffalo Pet Products, Inc.	651,484
3,280		Constellation Brands, Inc., Class A	502,857
		TOTAL	1,154,341
		Energy—2.5%
33,000	[1]	Rice Energy, Inc.	704,550
30,380		Tenaris S.A., ADR	1,084,870
22,000		US Silica Holdings, Inc.	1,246,960
		TOTAL	3,036,380
		Financials—6.3%
5,000	[1]	Affiliated Managers Group	726,500
19,700		American International Group, Inc.	1,286,607
6,500		BlackRock, Inc.	2,473,510
24,400		CIT Group Holdings, Inc.	1,041,392
66,300		Chimera Investment Corp.	1,128,426
166,330		FinecoBank Banca Fineco SPA	932,569
		TOTAL	7,589,004
		Health Care—27.4%
7,500		Agilent Technologies, Inc.	341,700
19,100	[1]	Alkermes, Inc.	1,061,578
27,473	[1]	Amphastar Pharmaceuticals, Inc.	506,053
34,394	[1,3]	arGEN-x	577,059
142,420	[1,4]	BioNano Genomics, Inc.	0
26,900	[1]	Boston Scientific Corp.	581,847
42,500	[1,3]	ContraFect Corp.	74,375
303,000	[1,3]	Corcept Therapeutics, Inc.	2,199,780
24,200		Danaher Corp.	1,883,728
2,500	[1]	Dexcom, Inc.	149,250
Annual Shareholder Report
4

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
220,470	[1,3,4]	Dyax Corp.	$244,722
56,654	[1,3]	Dynavax Technologies Corp.	223,783
7,200	[1]	Edwards Lifesciences Corp.	674,640
48,600	[1,2,3]	Egalet Corp.	371,790
5,000	[1]	GW Pharmaceuticals PLC, ADR	558,750
16,400	[1]	Galapagos NV	1,048,757
23,900	[1]	Galapagos NV, ADR	1,534,141
12,600	[1]	Genmab A/S	2,088,513
18,800	[1]	Glaukos Corp.	644,840
8,500	[1]	IDEXX Laboratories, Inc.	996,795
25,093	[1]	Intersect ENT, Inc.	303,625
4,300	[1]	MacroGenics, Inc.	87,892
122,882	[1,3]	Minerva Neurosciences, Inc.	1,443,864
24,300	[1]	Nektar Therapeutics	298,161
6,400	[1]	Nevro Corp.	465,024
60,800	[1,3]	Otonomy, Inc.	966,720
10,973	[1]	Penumbra, Inc.	700,078
22,220	[1,2]	Poxel SA	162,950
275,600	[1,3]	Progenics Pharmaceuticals, Inc.	2,381,184
38,203	[1,3]	Protalix Biotherapeutics, Inc.	17,000
18,300	[1]	Repligen Corp.	564,006
20,800	[1]	SAGE Therapeutics, Inc.	1,062,048
66,360	[1,2,3]	SCYNEXIS, Inc.	211,688
23,900	[1]	Seres Therapeutics, Inc.	236,610
29,200	[1]	Spark Therapeutics, Inc.	1,457,080
27,200	[1,3]	SteadyMed Ltd.	70,666
28,534	[1,3,5]	SteadyMed Ltd.	75,615
2,945	[1,3,5,6]	SteadyMed Ltd.	9,218
14,400	[1]	Tesaro, Inc.	1,936,512
8,900	[1]	Ultragenyx Pharmaceutical, Inc.	625,759
6,100	[1]	VCA, Inc.	418,765
75,000	[1]	Veeva Systems, Inc.	3,052,500
27,150	[1]	Versartis, Inc.	404,535
31,400	[1,3]	Zogenix, Inc.	381,510
		TOTAL	33,095,111
		Industrials—10.7%
7,650		Acuity Brands, Inc.	1,766,079
48,500		Air Lease Corp.	1,665,005
15,500	[1]	Dycom Industries, Inc.	1,244,495
6,850		Equifax, Inc.	809,876
17,200		KAR Auction Services, Inc.	733,064
24,300	[1]	MRC, Global Inc.	492,318
10,700		OshKosh Truck Corp.	691,327
4,400		Raytheon Co.	624,800
17,800	[1]	Rexnord Corp.	348,702
7,000		Roper Technologies, Inc.	1,281,560
16,300		Union Pacific Corp.	1,689,984
8,500	[1]	Verisk Analytics, Inc.	689,945
Annual Shareholder Report
5

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
77,100	[1]	ZTO Express (Cayman), Inc., ADR	$930,597
		TOTAL	12,967,752
		Information Technology—19.8%
3,100	[1]	Adobe Systems, Inc.	319,145
35,000	[1]	Advanced Micro Devices, Inc.	396,900
12,100	[1]	Alibaba Group Holding Ltd., ADR	1,062,501
15,400		Amadeus IT Group S.A.	699,611
9,500		Broadcom Ltd.	1,679,315
12,100	[1]	BroadSoft, Inc.	499,125
3,600	[1]	Check Point Software Technologies Ltd.	304,056
7,800	[1]	CoStar Group, Inc.	1,470,222
9,900	[1,2]	Coupa Software, Inc.	247,599
64,890	[1]	GDS Holdings Ltd., ADR	558,054
19,400	[1]	GoDaddy, Inc.	678,030
5,940	[1]	GrubHub, Inc.	223,463
34,300	[1]	Microsemi Corp.	1,851,171
36,500	[1]	Mobileye NV	1,391,380
23,800	[1]	NIC, Inc.	568,820
20,900	[1]	NXP Semiconductors NV	2,048,409
13,896	[1]	Q2 Holdings, Inc.	400,899
35,550	[1,2]	RADWARE Ltd.	518,319
12,100	[1]	Salesforce.com, Inc.	828,366
30,300	[1]	ServiceNow, Inc.	2,252,502
7,300	[1]	Shopify, Inc.	312,951
11,000	[1]	Splunk, Inc.	562,650
13,800	[1]	Tyler Technologies, Inc.	1,970,226
19,000	[1]	Vantiv, Inc.	1,132,780
21,800	[1]	Workday, Inc.	1,440,762
16,300	[1,2]	Zillow Group, Inc.	594,461
		TOTAL	24,011,717
		Materials—3.8%
10,825		Eagle Materials, Inc.	1,066,587
10,500	[1]	Ingevity Corp.	576,030
2,850		Martin Marietta Materials	631,360
7,000		Sherwin-Williams Co.	1,881,180
8,650		Westlake Chemical Corp.	484,314
		TOTAL	4,639,471
		Real Estate—2.5%
12,300	[1]	CBRE Group, Inc.	387,327
12,100		Crown Castle International Corp.	1,049,917
6,000		Lamar Advertising Co.	403,440
9,595		MGM Growth Properties LLC	242,849
14,900		Ryman Hospitality Properties	938,849
		TOTAL	3,022,382
		TOTAL COMMON STOCKS (IDENTIFIED COST $71,033,682)	100,577,548
		WARRANTS—0.1%
		Health Care—0.1%
42,500	[1,3]	ContraFect Corp., Warrants	38,990
21,060	[1,3]	SCYNEXIS, Inc., Warrants	38,727
Annual Shareholder Report
6

Shares or Principal Amount			Value
		WARRANTS—continued
		Health Care—continued
28,534	[1,3]	SteadyMed Ltd., Warrants	$44,861
128,250	[1,3]	Zogenix, Inc., Warrants	33,024
		TOTAL WARRANTS (IDENTIFIED COST $3,992)	155,602
		CORPORATE BOND—0.0%
		Health Care—0.0%
$50,000	[3]	Protalix Biotherapeutics, Inc., Conv. Bond, 7.50%, 11/15/2021 (IDENTIFIED COST $66,500)	42,500
		REPURCHASE AGREEMENTS—18.2%
19,780,000		Interest in $903,000,000 joint repurchase agreement 0.50%, dated 12/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $903,050,167 on 1/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $930,141,672.	19,780,000
2,182,847		Interest in $903,000,000 joint repurchase agreement 0.50%, dated 12/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $903,050,167 on 1/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $930,141,672 (purchased with proceeds from securities lending collateral).	2,182,847
		TOTAL REPURCHASE AGREEMENTS (AT COST)	21,962,847
		TOTAL INVESTMENTS—101.4% (IDENTIFIED COST $93,067,021)[7]	122,738,497
		OTHER ASSETS AND LIABILITIES - NET—(1.4)%[8]	(1,746,558)
		TOTAL NET ASSETS—100%	$120,991,939
At December 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 E-Mini Index Short Futures	6	$670,860	March 2017	$6,951
At December 30, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
1/3/2017	Citibank N.A.	350,707 DKK	$49,728	$71
1/3/2017	Citibank N.A.	97,895 HKD	$12,623	$(1)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$70
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Affiliated companies.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2016, these restricted securities amounted to $84,833, which represented 0.1% of total net assets.
6	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2016, these liquid restricted securities amounted to $9,218, which represented 0.0% of total net assets.
7	The cost of investments for federal tax purposes amounts to $93,501,988.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$79,557,187	$—	$244,722	$79,801,909
International	13,326,420	7,449,219	—	20,775,639
Warrants	—	155,602	—	155,602
Debt Securities:
Corporate Bonds	—	42,500	—	42,500
Repurchase Agreements	—	21,962,847	—	21,962,847
TOTAL SECURITIES	$92,883,607	$29,610,168	$244,722	$122,738,497
Other Financial Instruments[1]
Assets	$7,022	$—	$—	$7,022
Liabilities	(1)	—	—	(1)
TOTAL OTHER FINANCIAL INSTRUMENTS	$7,021	$—	$—	$7,021
1	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
DKK	— Danish Krone
HKD	—Hong Kong Dollar
SA	—Support Agreement
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.42	$18.92	$19.22	$15.06	$12.84
Income From Investment Operations:
Net investment income (loss)	(0.11)[1]	(0.15)[1]	(0.15)[1]	(0.12)[1]	(0.05)[1]
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	0.56	1.44	1.91	5.76	2.27
TOTAL FROM INVESTMENT OPERATIONS	0.45	1.29	1.76	5.64	2.22
Less Distributions:
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(1.17)	(2.79)	(2.06)	(1.48)	—
Net Asset Value, End of Period	$16.70	$17.42	$18.92	$19.22	$15.06
Total Return[2]	3.66%	6.37%	9.71%	40.12%	17.29%
Ratios to Average Net Assets:
Net expenses	1.54%[3]	1.53%[3]	1.53%[3]	1.53%[3]	1.53%[3]
Net investment income (loss)	(0.67)%	(0.84)%	(0.83)%	(0.75)%	(0.34)%
Expense waiver/reimbursement[4]	0.03%	0.00%[5]	0.09%	0.25%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,122	$46,450	$49,425	$53,392	$43,192
Portfolio turnover	59%	60%	51%	71%	65%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.54%, 1.53%, 1.53%, 1.53% and 1.53% for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$16.82	$18.39	$18.78	$14.79	$12.64
Income From Investment Operations:
Net investment income (loss)	(0.14)[1]	(0.19)[1]	(0.19)[1]	(0.16)[1]	(0.09)[1]
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	0.53	1.41	1.86	5.63	2.24
TOTAL FROM INVESTMENT OPERATIONS	0.39	1.22	1.67	5.47	2.15
Less Distributions:
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(1.17)	(2.79)	(2.06)	(1.48)	—
Net Asset Value, End of Period	$16.04	$16.82	$18.39	$18.78	$14.79
Total Return[2]	3.42%	6.15%	9.43%	39.67%	17.01%
Ratios to Average Net Assets:
Net expenses	1.79%[3]	1.78%[3]	1.78%[3]	1.78%[3]	1.78%[3]
Net investment income (loss)	(0.92)%	(1.07)%	(1.08)%	(1.00)%	(0.65)%
Expense waiver/reimbursement[4]	0.03%	0.00%[5]	0.09%	0.25%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$78,870	$91,458	$69,369	$70,159	$51,992
Portfolio turnover	59%	60%	51%	71%	65%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.79%, 1.78%, 1.78%, 1.78% and 1.78% for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Assets and Liabilities
December 31, 2016
Assets:
Investment in repurchase agreements	$21,962,847
Investment in securities	100,775,650
Total investment in securities, at value including $2,108,256 of securities loaned (Note 2) and $9,447,076 of investment in affiliated companies (Note 5) (identified cost $93,067,021)		$122,738,497
Cash		5,229
Cash denominated in foreign currencies (identified cost $84)		83
Restricted cash (Note 2)		28,500
Income receivable		69,024
Receivable for investments sold		744,166
Receivable for shares sold		23,918
Unrealized appreciation on foreign exchange contracts		71
Receivable for daily variation margin on futures contracts		2,672
TOTAL ASSETS		123,612,160
Liabilities:
Payable for investments purchased	$38,863
Payable for shares redeemed	290,288
Unrealized depreciation on foreign exchange contracts	1
Payable for collateral due to broker for securities lending	2,182,847
Payable to adviser (Note 5)	8,369
Payable for administrative fees (Note 5)	521
Payable for distribution services fee (Note 5)	17,060
Accrued expenses (Note 5)	82,272
TOTAL LIABILITIES		2,620,221
Net assets for 7,440,173 shares outstanding		$120,991,939
Net Assets Consist of:
Paid-in capital		$77,731,003
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		29,678,694
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		13,774,343
Accumulated net investment income (loss)		(192,101)
TOTAL NET ASSETS		$120,991,939
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($42,121,696 ÷ 2,522,215 shares outstanding), no par value, unlimited shares authorized		$16.70
Service Shares:
Net asset value per share ($78,870,243 ÷ 4,917,958 shares outstanding), no par value, unlimited shares authorized		$16.04
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Operations
Year Ended December 31, 2016
Investment Income:
Dividends (net of foreign taxes withheld of $3,506)			$915,470
Interest (including $4,240 received from affiliated companies (Note 5) and income on securities loaned of $110,077)			161,558
TOTAL INCOME			1,077,028
Expenses:
Investment adviser fee (Note 5)		$1,612,050
Administrative fee (Note 5)		96,992
Custodian fees		28,869
Transfer agent fee		13,969
Directors'/Trustees' fees (Note 5)		2,222
Auditing fees		32,270
Legal fees		29,860
Portfolio accounting fees		64,700
Distribution services fee (Note 5)		205,012
Printing and postage		37,166
Miscellaneous (Note 5)		24,620
TOTAL EXPENSES		2,147,730
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	$(33,839)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(1,591)
TOTAL WAIVER AND REDUCTION		(35,430)
Net expenses			2,112,300
Net investment income (loss)			(1,035,272)
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $1,919,997 on sale of investments in affiliated companies (Note 5)) and foreign currency transactions			14,291,775
Net realized gain on futures contracts			25,367
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(9,805,993)
Net change in unrealized appreciation of futures contracts			6,951
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			4,518,100
Change in net assets resulting from operations			3,482,828
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Changes in Net Assets
Year Ended December 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	(1,035,272)	(1,305,702)
Net realized gain on investments, futures contracts and foreign currency transactions	14,317,142	9,597,417
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(9,799,042)	(1,894,145)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,482,828	6,397,570
Distributions to Shareholders:
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Primary Shares	(3,022,416)	(7,009,109)
Service Shares	(6,304,411)	(10,256,113)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,326,827)	(17,265,222)
Share Transactions:
Proceeds from sale of shares	16,376,937	54,094,180
Net asset value of shares issued to shareholders in payment of distributions declared	9,326,827	17,265,219
Cost of shares redeemed	(36,775,523)	(41,377,510)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,071,759)	29,981,889
Change in net assets	(16,915,758)	19,114,237
Net Assets:
Beginning of period	137,907,697	118,793,460
End of period (including accumulated net investment income (loss) of $(192,101) and $(172,258), respectively)	$120,991,939	$137,907,697
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Notes to Financial Statements
December 31, 2016
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report
14

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes. The detail of the total fund expense waiver and expense reduction of $35,430 is disclosed in various locations in Note 5 and Note 6.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Annual Shareholder Report
15

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency risk and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of U.S. government securities or cash, which is shown as restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $292,153. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $31 and $337, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of December 31, 2016, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$2,108,256	$2,182,847
Annual Shareholder Report
16

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
SteadyMed Ltd.	7/29/2016	$89,311	$75,615
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
	Receivable for daily variation margin on futures contracts	$6,951*	—	$—
Equity contracts
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$71	Unrealized depreciation on foreign exchange contracts	$1
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$7,022		$1
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Exchange Contracts[1]	Total
Equity contracts	$25,367	$—	$25,367
Foreign exchange contracts	—	(25,722)	(25,722)
TOTAL	$25,367	$(25,722)	$(355)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Exchange Contracts[2]	Total
Equity contracts	$6,951	$—	$6,951
Foreign exchange contracts	—	287	287
TOTAL	$6,951	$287	$7,238
1	The net realized gain (loss) on Foreign Exchange Contracts is found within the net realized gain on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized appreciation/depreciation of Foreign Exchange Contracts is found within the net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Annual Shareholder Report
17

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2016		Year Ended 12/31/2015
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	172,747	$2,727,161	301,574	$5,434,626
Shares issued to shareholders in payment of distributions declared	209,164	3,022,416	390,262	7,009,107
Shares redeemed	(526,403)	(8,309,116)	(638,016)	(11,621,596)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(144,492)	$(2,559,539)	53,820	$822,137

	Year Ended 12/31/2016		Year Ended 12/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	894,648	$13,649,776	2,786,564	$48,659,554
Shares issued to shareholders in payment of distributions declared	453,229	6,304,411	590,450	10,256,112
Shares redeemed	(1,868,028)	(28,466,407)	(1,710,426)	(29,755,914)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(520,151)	$(8,512,220)	1,666,588	$29,159,752
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(664,643)	$(11,071,759)	1,720,408	$29,981,889
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities, litigation settlements, foreign currency reclassifications, net operating losses and passive foreign investment company gains and losses.
For the year ended December 31, 2016, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(1,036,377)	$1,015,429	$20,948
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary income[1]	$—	$169,238
Long-term capital gains	$9,326,827	$17,095,984
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$14,024,159
Net unrealized appreciation	$29,236,777
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales, discount accretion/premium amortization on debt securities and passive foreign investment company adjustments.
At December 31, 2016, the cost of investments for federal tax purposes was $93,501,988. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) futures contracts; (b) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (c) outstanding foreign currency commitments was $29,236,509. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,199,304 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,962,795.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2016, the Adviser voluntarily waived $33,839 of its fee.
Annual Shareholder Report
18

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended December 31, 2016, the Sub-Adviser earned a fee of $1,327,303.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$205,012
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2016, FSC did not retain any fees paid by the Fund. For the year ended December 31, 2016, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS), on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.53% and 1.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended December 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $9,317 and $169,521, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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19

Transactions Involving Affiliated Companies
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended December 31, 2016, were as follows:
	Balance of Shares Held 12/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2016	Value	Dividend Income/ Allocated Investment Income
arGEN-x	—	34,394	—	34,394	$577,059	$—
**BioDelivery Sciences International, Inc.	60,554	—	(60,554)	—	$—	$—
**Catalyst Pharmaceutical Partners, Inc.	82,320	8,800	(91,120)	—	$—	$—
**ChannelAdvisor Corp.	24,300	—	(24,300)	—	$—	$—
ContraFect Corp.	—	42,500	—	42,500	$74,375	$—
ContraFect Corp., Warrants	—	42,500	—	42,500	$38,990	$—
Corcept Therapeutics, Inc.	310,000	4,492	(11,492)	303,000	$2,199,780	$—
Dyax Corp.	—	220,470	—	220,470	$244,722	$—
**Dyax Corp.	220,470	—	(220,470)	—	$—	$—
Dynavax Technologies Corp.	45,370	11,284	—	56,654	$223,783	$—
Egalet Corp.	38,453	32,200	(22,053)	48,600	$371,790	$—
*Galapagos NV	31,000	3,500	(18,100)	16,400	$1,048,757	$—
*Galapagos NV, ADR	23,900	—	—	23,900	$1,534,141	$—
*Intersect ENT, Inc.	27,200	22,800	(24,907)	25,093	$303,625	$—
**Minerva Neurosciences, Inc.	44,611	—	(44,611)	—	$—	$—
Minerva Neurosciences, Inc.	—	122,882	—	122,882	$1,443,864	$—
**Minerva Neurosciences, Inc., Warrants	44,611	—	(44,611)	—	$—	$—
**Ocular Therapeutix, Inc.	30,976	—	(30,976)	—	$—	$—
Otonomy, Inc.	41,900	50,065	(31,165)	60,800	$966,720	$—
**Otonomy, Inc.	8,365	—	(8,365)	—	$—	$—
**Premier, Inc.	25,699	—	(25,699)	—	$—	$—
Progenics Pharmaceuticals, Inc.	248,090	27,510	—	275,600	$2,381,184	$—
Protalix Biotherapeutics, Inc.	—	38,203	—	38,203	$17,000	$—
Protalix Biotherapeutics, Inc., Conv. Bond, 7.50%, 11/15/2021	—	50,000	—	50,000	$42,500	$250
**Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A 4.50%, 9/15/2018	95,000	—	(95,000)	—	$—	$3,990
SCYNEXIS, Inc.	19,560	46,800	—	66,360	$211,688	$—
SCYNEXIS, Inc., Warrants	—	21,060	—	21,060	$38,727	$—
SteadyMed Ltd.	27,200	—	—	27,200	$70,666	$—
SteadyMed Ltd.	—	2,945	—	2,945	$9,218	$—
SteadyMed Ltd.	—	28,534	—	28,534	$75,615	$—
**SteadyMed Ltd.	2,945	—	(2,945)	—	$—	$—
SteadyMed Ltd., Warrants	—	28,534	—	28,534	$44,861	$—
**Textura Corp.	71,400	9,000	(80,400)	—	$—	$—
Zogenix, Inc.	43,936	10,100	(22,636)	31,400	$381,510	$—
Zogenix, Inc., Warrants	128,250	—	—	128,250	$33,024	$—
TOTAL OF AFFILIATED TRANSACTIONS	1,696,110	858,573	(859,404)	1,695,279	$12,333,599	$4,240
*	At December 31, 2016, the Fund no longer has ownership of at least 5% of the voting shares.
**	The security is no longer held on the Fund's portfolio of investments.
6. EXPENSE REDUCTION
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended December 31, 2016, the Fund's expenses were reduced by $1,591 under these arrangements.
Annual Shareholder Report
20

7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2016, were as follows:
Purchases	$64,938,751
Sales	$83,360,671
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At December 31, 2016, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	84.2%
Netherlands	3.3%
China	2.2%
Belgium	2.1%
Denmark	1.7%
Italy	1.6%
Singapore	1.4%
Luxembourg	1.2%
Ireland	0.9%
Israel	0.8%
Spain	0.6%
Cayman Islands	0.5%
United Kingdom	0.5%
Canada	0.3%
France	0.1%
9. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of December 31, 2016, there were no outstanding loans. During the year ended December 31, 2016, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2016, there were no outstanding loans. During the year ended December 31, 2016, the program was not utilized.
11. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2016, the amount of long-term capital gains designated by the Fund was $9,326,827.
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21

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the FEDERATED INSURANCE SERIES AND SHAREHOLDERS OF FEDERATED KAUFMANN FUND II:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Kaufmann Fund II (the “Fund”), as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Kaufmann Fund II as of December 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 15, 2017
Annual Shareholder Report
22

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,052.30	$7.94
Service Shares	$1,000	$1,051.10	$9.23
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.39	$7.81
Service Shares	$1,000	$1,016.14	$9.07
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.The annualized net expense ratios are as follows:

Primary Shares	1.54%
Service Shares	1.79%
Annual Shareholder Report
23

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: September 1993	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: September 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Annual Shareholder Report
27

Evaluation and Approval of Advisory Contract–May 2016
Federated Kaufmann Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment
Annual Shareholder Report
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objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expensive ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
Annual Shareholder Report
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations
The Board noted that in May 2014, the Senior Officer proposed, and the Board subsequently approved, a reduction in the contractual advisory fee to more closely align the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers which was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund. At the May 2015 Meetings, Federated proposed and the Board approved reductions to the subadvisory fees under the subadvisory contract for the Fund, effective as of the date of the previous contractual advisory fee reduction.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Kaufmann Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916827
CUSIP 313916777
28136 (2/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
December 31, 2016
Share Class
Primary
Service

Federated Government Money Fund II
(formerly, Federated Prime Money Fund II)

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2016 through December 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President
Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At December 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	51.2%
U.S. Treasury Securities	6.5%
Repurchase Agreements	41.0%
Other Assets and Liabilities—Net[2]	1.3%
TOTAL	100.0%
At December 31, 2016, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	45.9%
8-30 Days	17.3%
31-90 Days	15.3%
91-180 Days	10.8%
181 Days or more	9.4%
Other Assets and Liabilities—Net[2]	1.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
December 31, 2016
Principal Amount			Value
		GOVERNMENT AGENCIES—51.2%
$1,500,000	[1]	Federal Farm Credit System Discount Notes, 0.560% - 0.690%, 3/7/2017 - 10/4/2017	$1,496,728
2,925,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.759% - 0.811%, 1/21/2017 - 1/27/2017	2,925,000
1,101,000		Federal Farm Credit System Notes, 0.710% - 1.410%, 9/6/2017 - 10/20/2017	1,102,672
13,450,000	[1]	Federal Home Loan Bank System Discount Notes, 0.429% - 0.580%, 1/4/2017 - 5/5/2017	13,439,728
17,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.468% - 0.939%, 1/4/2017 - 3/23/2017	17,500,152
3,785,000		Federal Home Loan Bank System Notes, 0.460% - 3.125%, 1/20/2017 - 12/8/2017	3,794,648
3,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.500%, 4/4/2017 - 5/16/2017	2,995,243
9,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.669% - 0.971%, 1/12/2017 - 3/8/2017	8,999,781
2,925,000		Federal Home Loan Mortgage Corp. Notes, 0.720% - 1.000%, 5/26/2017 - 12/15/2017	2,928,432
700,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.846%, 1/11/2017	700,000
1,580,000		Federal National Mortgage Association Notes, 1.125%, 4/27/2017	1,582,561
		TOTAL GOVERNMENT AGENCIES	57,464,945
		U.S. TREASURIES—6.5%
		U.S. Treasury Notes—6.5%
1,200,000		United States Treasury Notes, 0.625%, 8/31/2017	1,199,599
500,000		United States Treasury Notes, 0.875%, 7/15/2017	500,450
1,000,000		United States Treasury Notes, 1.000% - 2.750%, 12/31/2017	1,009,261
1,000,000		United States Treasury Notes, 1.000%, 3/31/2017	1,001,181
500,000		United States Treasury Notes, 1.875%, 10/31/2017	504,363
2,000,000		United States Treasury Notes, 2.250%, 11/30/2017	2,025,134
1,000,000		United States Treasury Notes, 4.750%, 8/15/2017	1,025,366
		TOTAL U.S. TREASURIES	7,265,354
		REPURCHASE AGREEMENTS—41.0%
20,000,000		Interest in $250,000,000 joint repurchase agreement 0.52%, dated 12/30/2016 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,014,444 on 1/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/1/2046 and the market value of those underlying securities was $255,680,914.	20,000,000
6,000,000		Interest in $550,000,000 joint repurchase agreement 0.51%, dated 12/30/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $550,031,167 on 1/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $561,031,795.	6,000,000
20,000,000		Interest in $400,000,000 joint repurchase agreement 0.52%, dated 12/30/2016 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $400,023,111 on 1/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2046 and the market value of those underlying securities was $408,317,189.	20,000,000
		TOTAL REPURCHASE AGREEMENTS	46,000,000
		TOTAL INVESTMENTS—98.7% (AT AMORTIZED COST)[3]	110,730,299
		OTHER ASSETS AND LIABILITIES - NET—1.3%[4]	1,483,807
		TOTAL NET ASSETS—100%	$112,214,106
1	Discount rate(s) at time of purchase.
2	Floating rate notes with current rate(s) and next reset date(s) shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
Annual Shareholder Report
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
3

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout the Period)
Period Ended December 31	2016[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized and unrealized gain (loss) on investments	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]
Distributions from net realized gain on investments	—
TOTAL DISTRIBUTIONS	(0.000)[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.06%
Ratios to Average Net Assets:
Net expenses	—%
Net investment income	0.02%[4]
Expense waiver/reimbursement	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[5]
1	Reflects operations for the period from April 29, 2016 (date of initial investment) to December 31, 2016.
2	Represents less than $0.0005.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	—	—	—	—
Net realized and unrealized gain (loss) on investments	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	—	—	—	—
Distributions from net realized gain on investments	—	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%	0.00%	0.00%	0.00%
Ratios to Average Net Assets:
Net expenses	0.49%	0.34%	0.26%	0.27%	0.40%
Net investment income	0.00%[3]	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[4]	0.19%	0.40%	0.42%	0.41%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$112,214	$139,170	$132,678	$154,973	$174,541
1	Represents less than $0.0005.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Statement of Assets and Liabilities
December 31, 2016
Assets:
Investment in repurchase agreements	$46,000,000
Investment in securities	64,730,299
Total investment in securities, at amortized cost and fair value		$110,730,299
Cash		956,426
Income receivable		94,401
Receivable for investments sold		1,000,000
Receivable for shares sold		149,895
TOTAL ASSETS		112,931,021
Liabilities:
Payable for shares redeemed	643,876
Payable to adviser (Note 5)	895
Payable for administrative fee (Note 5)	482
Payable for portfolio accounting fees	25,068
Payable for other service fees (Notes 2 and 5)	23,996
Accrued expenses (Note 5)	22,598
TOTAL LIABILITIES		716,915
Net assets for 112,215,497 shares outstanding		$112,214,106
Net Assets Consist of:
Paid-in capital		$112,215,046
Accumulated net realized loss on investments		(949)
Undistributed net investment income		9
TOTAL NET ASSETS		$112,214,106
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$112,214,006 ÷ 112,215,397 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Operations
Year Ended December 31, 2016
Investment Income:
Interest			$612,885
Expenses:
Investment adviser fee (Note 5)		$383,231
Administrative fee (Note 5)		97,345
Custodian fees		10,979
Transfer agent fee		4,853
Directors'/Trustees' fees (Note 5)		2,288
Auditing fees		22,640
Legal fees		10,354
Portfolio accounting fees		73,060
Other service fees (Notes 2 and 5)		197,060
Printing and postage		44,497
Miscellaneous (Note 5)		4,096
TOTAL EXPENSES		850,403
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(106,780)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(130,843)
TOTAL WAIVERS AND REIMBURSEMENT		(237,623)
Net expenses			612,780
Net investment income			105
Net realized loss on investments			(949)
Change in net assets resulting from operations			(844)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Changes in Net Assets
Year Ended December 31,	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$105	$—
Net realized gain (loss) on investments	(949)	1,532
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(844)	1,532
Distributions to Shareholders:
Distributions from net investment income
Service Shares	(96)	—
Primary Shares	(0)[1]	—
Distributions from net realized gain on investments
Service Shares	—	(1,349)
Primary Shares	—	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(96)	(1,349)
Share Transactions:
Proceeds from sale of shares	65,231,701	81,522,557
Net asset value of shares issued to shareholders in payment of distributions declared	96	1,337
Cost of shares redeemed	(92,186,339)	(75,032,191)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(26,954,542)	6,491,703
Change in net assets	(26,955,482)	6,491,886
Net Assets:
Beginning of period	139,169,588	132,677,702
End of period (including undistributed net investment income of $9 and $0, respectively)	$112,214,106	$139,169,588
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Notes to Financial Statements
December 31, 2016
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Government Money Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Effective April 29, 2016, the Fund's name was changed to Federated Government Money Fund II from Federated Prime Money Fund II.
The Fund's Primary Shares is a new class of shares which commenced operations on April 29, 2016.
Effective April 29, 2016, the Fund's original shares were redesignated as Service Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Fund's Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Annual Shareholder Report
9

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $237,623 is disclosed in various locations in Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares to unaffiliated financial intermediaries for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended December 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$197,060	$(43,252)	$(87,591)
For the year ended December 31, 2016, the Fund's Primary Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 12/31/2016[1]		Year Ended 12/31/2015
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	$—
NET CHANGE RESULTING FROM PRIMARY SHARES TRANSACTIONS	100	$100	—	$—
Annual Shareholder Report
10

	Year Ended 12/31/2016		Year Ended 12/31/2015
Service Shares:[2]	Shares	Amount	Shares	Amount
Shares sold	65,231,601	$65,231,601	81,522,557	$81,522,557
Shares issued to shareholders in payment of distributions declared	96	96	1,337	1,337
Shares redeemed	(92,186,339)	(92,186,339)	(75,032,191)	(75,032,191)
NET CHANGE RESULTING FROM SERVICE SHARES TRANSACTIONS	(26,954,642)	$(26,954,642)	6,491,703	$6,491,703
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(26,954,542)	$(26,954,542)	6,491,703	$6,491,703
1	Reflects operations for the period from April 29, 2016 (date of initial investment) to December 31, 2016.
2	Effective April 29, 2016, the Fund's original shares were redesignated as Service Shares.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary income[1]	$96	$1,349
1	For tax purposes, short-term capital gain distributions are considered as ordinary income distributions.

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$9
Capital loss carryforwards	$(949)
At December 31, 2016, the Fund had a capital loss carryforward of $949 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$451	$498	$949
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Prior to April 30, 2016, the annual advisory fee was 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2016, the Adviser voluntarily waived $106,780 of its fee and voluntarily reimbursed $43,252 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the year ended December 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report
11

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the year ended December 31, 2016, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval to the Trustees.
Other Service Fees
For the year ended December 31, 2016, the Adviser reimbursed $43,252 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expenses, line of credit expenses, proxy-related expenses, and extraordinary expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.38% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended December 31, 2016, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $3,325,000.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of December 31, 2016, there were no outstanding loans. During the year ended December 31, 2016, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2016, there were no outstanding loans. During the year ended December 31, 2016, the program was not utilized.
8. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Annual Shareholder Report
12

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the FEDERATED INSURANCE SERIES AND SHAREHOLDERS OF FEDERATED Government MONEY FUND II:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Government Money Fund II (formerly Federated Prime Money Market Fund II) (the “Fund”), as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Money Fund II as of December 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 15, 2017
Annual Shareholder Report
13

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,000.50	$0.00[2]
Service Shares	$1,000	$1,000.00	$2.41[3]
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,025.10	$0.00[2]
Service Shares	$1,000	$1,022.69	$2.44[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.00%
Service Shares	0.48%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Primary Shares current Fee Limit of 0.38% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.91 and $1.93, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.63% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.17 and $3.20, respectively.
Annual Shareholder Report
14

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: September 1993	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: September 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Annual Shareholder Report
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Evaluation and Approval of Advisory Contract–May 2016
Federated Government Money Fund II (the “Fund”)
(formerly, Federated Prime Money Fund II)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive
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array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
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Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and previously proposed, and the Board approved, meaningful reductions to the contractual advisory fees of certain Federated money market funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will
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have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Notes
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Notes
[PAGE INTENTIONALLY LEFT BLANK]

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Government Money Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916751
CUSIP 313916504
G00842-01 (2/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
December 31, 2016
Share Class
Primary
Service

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2016 through December 31, 2016. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Quality Bond Fund II (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2016, was 3.82% for the Primary Shares and 3.53% for the Service Shares. The total return of the Fund's broad-based benchmark, the Bloomberg Barclays U.S. Intermediate Credit Index (BBICI),1 was 3.68% during the same period. The 3.82% total return of the Primary Shares for the reporting period consisted of 3.73% of taxable dividends and 0.09% of appreciation in the net asset value of shares. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BBICI.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the BBICI were: (a) the selection of various industries and sectors of the corporate bond market; and (b) overall interest rate sensitivity of the portfolio, as measured by the effective duration2 of the portfolio.
The following discussion will focus on the performance of the Fund's Primary Shares.
market overview
The reporting period opened with volatility that had its roots in the latter part of 2015. Fears of slowing global economic growth, especially from China, the negative effects of a rising U.S. dollar on the manufacturing sector and ongoing commodity deflation raised the specter of a U.S. recession for the first time in years. However, February 11, 2016 was a turning point, with both oil futures and the S&P 500 Index hitting their lows for the year and 10-year Treasury yields reaching their lows for the first quarter of 2016. The trigger was not one single data point, but rather a shift in market sentiment that perhaps assets had become oversold. Despite the earlier fears, the U.S. economy continued to expand at its slow and steady pace of low single digits on growth from consumer spending, as private investment spending remained subdued. Growing consumer confidence led to stronger sales of new cars and trucks, helped by lower gasoline prices due to the oil price rout, and of new and existing homes, no doubt helped by low mortgage rates spurred on by the drop in U.S. Treasury yields. In late June, the British voted to leave the European Union (EU), which led to a flight to the safety of government bonds. Although Treasury yields hit all-time lows in early July with the 10-year Treasury reaching 1.35%, actions taken by the Bank of England combined with solid corporate earnings and modestly better U.S. economic data caused the market's risk appetite to return quickly. Towards the close of the year, the unexpected election of Donald Trump as the next President of the United States sparked a significant sell-off in U.S. Treasuries as well as a rally in risky assets, as the financial markets incorporated into asset prices his pro-growth plans for fiscal stimulus, lower taxes and less regulation. Finally, in mid-December, the Federal Reserve (the “Fed”) raised interest rates for the only time this year, citing the solid labor market and modestly improving economic growth. The year ended with the federal funds target rate range between 0.50% to 0.75% and the 10-year U.S. Treasury yield at 2.44%.
Within the corporate bond market, intermediate corporate bond spreads were initially driven wider by the aforementioned macro volatility3 and weakness in Energy and commodity-type sectors, but then generally tightened steadily through the remainder of the year. Spread tightening was driven by marked improvements in commodity prices and satisfactory underlying corporate fundamentals, including stable profit margins, strong liquidity and relatively stable credit rating trends.
Although there was record corporate bond issuance during the reporting period, the global hunt for yield in light of negative interest rates in other parts of the world led to solid demand for U.S. corporate bonds from foreign buyers and thus contributed to positive returns.
sector/industry selection
The decision to overweight or underweight specific corporate sectors and/or ratings quality was the primary driver of Fund performance relative to the BBICI. Broadly, the Fund was overweight in lower quality investment-grade4 securities (i.e., those in the “BBB”-rated category) and below investment-grade securities,5 which benefited performance for the reporting period. The Fund was helped by overweights in such sectors as Basics, Real Estate Investment Trusts (REITs), Communications, Media and Entertainment in addition to an underweight to the non-corporate components (i.e., government-related issuers) of the BBICI. These sectors underperformed corporates, and thus, the Fund's underweight position added to performance. Finally, the Fund was hurt by overweights to Banking and Insurance, both of which underperformed the BBICI.
Annual Shareholder Report
1

Duration and DeRIVATIVEs MANAGEMENT
Duration had a negative impact on the performance of the Fund despite the Fund having marginally less interest rate sensitivity than the BBICI throughout the year (98%). The Fund had more sensitivity in the first half of the year, which negatively impacted performance as interest rates declined towards all-time lows near mid-year. In the second half of the year, the Fund was positioned closer to its benchmark in terms of rate sensitivity. Derivatives, namely U.S. Treasury futures,6 used to adjust duration targets, negatively affected Fund performance.
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BBICI.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	Volatility is a statistical measurement of the frequency and level of changes in the value of an asset, index or instrument without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings.
4	Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
5	From time to time, the Fund may hold below investment-grade securities as the result of credit rating downgrades of existing portfolio investments.
6	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Quality Bond Fund II from December 31, 2006 to December 31, 2016, compared to the Bloomberg Barclays U.S. Intermediate Credit Index (BBICI).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2016
Average Annual Total Returns for the Period Ended 12/31/2016
	1 Year	5 Years	10 Years
Primary Shares	3.82%	3.57%	4.52%
Service Shares	3.53%	3.30%	4.26%
BBICI	3.68%	3.29%	4.74%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BBICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BBICI measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. The index only includes securities with maturity between one and ten years. It is composed of the Bloomberg Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. Effective August 24, 2016, the name of the BBICI changed from “Barclays U.S. Intermediate Credit Index” to “Bloomberg Barclays U.S. Intermediate Credit Index.” The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)
At December 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	95.4%
Foreign Government Debt Securities	0.6%
Collateralized Mortgage Obligation	0.1%
Mortgage-Backed Securities[2]	0.1%
Municipal Bond	0.1%
Derivative Contracts[3,4]	(0.0)%
Cash Equivalents[5]	2.7%
Other Assets and Liabilities—Net[6]	1.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs.
3	Represents less than 0.1%.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
4

Portfolio of Investments
December 31, 2016
Principal Amount			Value
		CORPORATE BONDS—95.4%
		Basic Industry - Chemicals—1.4%
$570,000		Albemarle Corp., 4.15%, 12/1/2024	$582,880
640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	649,667
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	860,831
790,000		RPM International, Inc., 6.50%, 2/15/2018	828,078
114,000		Rohm & Haas Co., 6.00%, 9/15/2017	117,572
		TOTAL	3,039,028
		Basic Industry - Metals & Mining—2.2%
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	220,175
650,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	656,569
520,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	535,860
470,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	472,685
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,207,727
320,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	318,786
1,080,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,184,484
		TOTAL	4,596,286
		Basic Industry - Paper—0.2%
125,000		Westvaco Corp., 7.65%, 3/15/2027	126,430
300,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	301,609
		TOTAL	428,039
		Capital Goods - Aerospace & Defense—1.9%
270,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	270,430
280,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	285,707
1,619,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	1,699,950
270,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.50%, 11/23/2020	272,317
260,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	265,779
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	321,970
910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	664,300
295,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	306,116
		TOTAL	4,086,569
		Capital Goods - Building Materials—0.5%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	700,600
275,000		Masco Corp., Unsecd. Note, 4.45%, 4/1/2025	280,500
		TOTAL	981,100
		Capital Goods - Construction Machinery—0.3%
510,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	546,829
		Capital Goods - Diversified Manufacturing—2.8%
430,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 4.625%, 1/7/2021	466,790
600,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	665,276
800,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	798,620
300,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	291,373
1,190,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	1,251,921
625,000		Roper Technologies, Inc., 2.05%, 10/1/2018	627,274
600,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	607,883
210,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.80%, 12/15/2026	211,733
195,000		Valmont Industries, Inc., 5.25%, 10/1/2054	171,144
341,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	377,685
400,000	[1,2]	Wabtec Corp., Sr. Unsecd. Note, Series 144A, 3.45%, 11/15/2026	384,718
Annual Shareholder Report
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$190,000		Xylem, Inc., Sr. Unsecd. Note, 3.25%, 11/1/2026	$184,603
		TOTAL	6,039,020
		Communications - Cable & Satellite—2.3%
940,000		CCO Safari II LLC, 3.579%, 7/23/2020	959,133
567,000		CCO Safari II LLC, 4.464%, 7/23/2022	592,635
600,000		Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	574,497
480,000		Comcast Corp., Sr. Unsecd. Note, 2.75%, 3/1/2023	476,455
415,000	[1,2]	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	396,517
1,290,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,410,369
400,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	503,204
		TOTAL	4,912,810
		Communications - Media & Entertainment—2.3%
300,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	301,087
750,000		CBS Corp., 3.70%, 8/15/2024	755,809
150,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	158,030
420,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	357,531
79,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	79,503
595,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	611,177
500,000		S&P Global, Inc., Sr. Unsecd. Note, 3.30%, 8/14/2020	509,855
250,000		Viacom, Inc., 2.50%, 9/1/2018	250,806
550,000		Viacom, Inc., Sr. Unsecd. Note, 2.25%, 2/4/2022	516,947
150,000		Viacom, Inc., Sr. Unsecd. Note, 3.45%, 10/4/2026	138,706
400,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	388,372
900,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	901,874
		TOTAL	4,969,697
		Communications - Telecom Wireless—1.0%
1,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,026,538
510,000		Crown Castle International Corp., Sr. Secd. Note, 3.40%, 2/15/2021	517,593
360,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	348,336
300,000		TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	281,089
		TOTAL	2,173,556
		Communications - Telecom Wirelines—2.6%
700,000		AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	695,206
450,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	433,931
1,090,000		AT&T, Inc., Sr. Unsecd. Note, 5.00%, 3/1/2021	1,172,466
500,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	537,500
730,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	740,631
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	290,586
350,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	317,409
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	627,244
735,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	813,033
		TOTAL	5,628,006
		Consumer Cyclical - Automotive—4.2%
500,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 3/13/2018	499,952
700,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	700,983
500,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	497,650
650,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.021%, 5/3/2019	644,140
250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.375%, 1/16/2018	251,152
600,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.00%, 6/12/2017	603,547
1,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	1,007,080
Annual Shareholder Report
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$670,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	$656,822
550,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	548,632
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.20%, 7/6/2021	495,903
900,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	910,678
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,018,544
1,000,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	1,002,692
		TOTAL	8,837,775
		Consumer Cyclical - Leisure—0.5%
1,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,064,143
		Consumer Cyclical - Lodging—0.2%
450,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	487,125
		Consumer Cyclical - Retailers—1.5%
610,000		AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	604,621
300,000		CVS Health Corp., Sr. Unsecd. Note, 1.90%, 7/20/2018	301,217
600,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	609,176
595,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	614,094
500,000		Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	461,074
110,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	109,338
450,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 1.125%, 4/11/2018	448,975
		TOTAL	3,148,495
		Consumer Cyclical - Services—1.1%
250,000		Boston University, Series MTNA, 7.625%, 7/15/2097	313,986
350,000		Expedia, Inc., 4.50%, 8/15/2024	355,829
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	382,620
370,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	419,632
500,000		Visa, Inc., Sr. Unsecd. Note, 2.80%, 12/14/2022	502,124
280,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	281,159
		TOTAL	2,255,350
		Consumer Non-Cyclical - Food/Beverage—5.7%
1,250,000		Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	1,256,917
1,100,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	1,117,085
210,000	[1,2]	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	196,062
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	952,565
750,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.077%, 11/2/2021	728,442
340,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	324,006
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	361,912
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	498,446
660,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	688,727
2,050,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,962,164
475,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.80%, 7/2/2020	479,570
300,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.00%, 6/1/2026	281,804
600,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	607,596
540,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 2.10%, 7/15/2021	525,993
520,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	498,262
500,000		PepsiCo, Inc., 2.25%, 1/7/2019	505,978
600,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.125%, 11/1/2020	620,826
500,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	532,152
		TOTAL	12,138,507
		Consumer Non-Cyclical - Health Care—2.1%
420,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	420,909
Annual Shareholder Report
7

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$940,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	$967,423
890,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	891,508
740,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	757,343
220,000		C.R. Bard, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2026	210,106
340,000		Stryker Corp., Sr. Unsecd. Note, 2.00%, 3/8/2019	340,268
250,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	235,919
500,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	500,136
130,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	126,679
		TOTAL	4,450,291
		Consumer Non-Cyclical - Pharmaceuticals—2.8%
300,000		Abbott Laboratories, Sr. Unsecd. Note, 2.90%, 11/30/2021	299,628
800,000		Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	795,669
475,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	475,233
300,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	297,290
200,000		Actavis Funding SCS, Sr. Unsecd. Note, 4.75%, 3/15/2045	196,727
180,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	182,319
500,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	505,789
340,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	345,030
200,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	208,346
330,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	333,575
220,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2026	223,011
330,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 2.40%, 9/23/2021	318,826
640,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 3.20%, 9/23/2026	598,461
600,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	574,101
600,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	553,463
		TOTAL	5,907,468
		Consumer Non-Cyclical - Products—0.3%
250,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	254,460
300,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.20%, 4/1/2026	313,057
		TOTAL	567,517
		Consumer Non-Cyclical - Supermarkets—0.4%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	781,187
		Consumer Non-Cyclical - Tobacco—0.3%
290,000	[1,2]	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	300,261
360,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	431,749
		TOTAL	732,010
		Energy - Independent—0.6%
600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	589,247
232,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	235,684
475,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	460,842
		TOTAL	1,285,773
		Energy - Integrated—1.9%
500,000		BP Capital Markets PLC, 1.375%, 5/10/2018	498,484
500,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	525,456
530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	638,411
585,000		Husky Energy, Inc., 4.00%, 4/15/2024	595,875
800,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	824,000
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	170,119
525,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	513,165
Annual Shareholder Report
8

Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$325,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	$314,124
		TOTAL	4,079,634
		Energy - Midstream—2.5%
350,000		Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	356,622
200,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	210,210
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	584,631
460,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	474,624
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.95%, 2/15/2027	204,991
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	301,284
1,600,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,718,811
540,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	525,713
610,000		Williams Partners LP, 5.25%, 3/15/2020	651,805
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	395,116
		TOTAL	5,423,807
		Energy - Oil Field Services—0.3%
52,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	53,040
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	306,275
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	314,321
		TOTAL	673,636
		Energy - Refining—0.6%
275,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	271,712
215,000		Valero Energy Corp., 7.50%, 4/15/2032	264,348
635,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	744,292
		TOTAL	1,280,352
		Financial Institution - Banking—21.5%
600,000		American Express Credit Corp., Sr. Unsecd. Note, Series F, 2.60%, 9/14/2020	604,883
450,000		Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	446,159
500,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	503,868
1,000,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,010,721
450,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.50%, 4/19/2026	444,238
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	477,639
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	2,178,384
700,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	697,172
600,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	598,613
700,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	705,718
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	552,312
250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	256,840
700,000		Capital One Bank, Sr. Unsecd. Note, 2.40%, 9/5/2019	701,682
620,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	621,730
340,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	342,206
500,000		Citigroup, Inc., 4.125%, 7/25/2028	494,215
1,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	1,090,796
480,000		Citigroup, Inc., Sr. Unsecd. Note, 3.40%, 5/1/2026	466,645
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.70%, 1/12/2026	497,681
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	159,952
1,160,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,174,333
480,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	528,405
1,000,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	1,022,590
300,000		Comerica, Inc., 3.80%, 7/22/2026	295,547
400,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	397,897
Annual Shareholder Report
9

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	$476,044
445,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	451,008
1,000,000		Goldman Sachs Group, Inc., 2.60%, 4/23/2020	1,001,177
630,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	612,183
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	490,761
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	508,170
500,000		HSBC Bank USA, N.A., Sub. Note, 4.875%, 8/24/2020	529,949
1,840,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,836,857
880,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.30%, 1/14/2022	853,643
250,000		Huntington National Bank, Sr. Unsecd. Note, 1.70%, 2/26/2018	249,926
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	252,055
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,078,118
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	996,798
500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	506,144
260,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.00%, 2/10/2025	249,550
410,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	410,620
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	252,749
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.57%, 12/1/2021	2,400,350
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,076,430
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	547,668
2,010,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	2,125,989
250,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	267,201
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	1,026,909
2,110,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,122,312
1,500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 2.613%, 3/29/2049	1,456,875
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	902,715
700,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	706,733
200,000		SunTrust Bank, Sub. Note, 3.30%, 5/15/2026	193,142
530,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	534,603
500,000		Wells Fargo & Co., Series MTN, 3.50%, 3/8/2022	514,270
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.50%, 3/4/2021	992,341
620,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.00%, 10/23/2026	590,221
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,260,771
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,044,343
		TOTAL	45,788,851
		Financial Institution - Broker/Asset Mgr/Exchange—2.0%
170,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	188,403
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	375,697
96,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	99,618
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	375,409
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	222,889
590,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	617,675
400,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	412,253
193,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	215,005
240,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	275,382
390,000		Stifel Financial Corp., 4.25%, 7/18/2024	387,488
190,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	190,552
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	507,486
450,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	457,856
		TOTAL	4,325,713
Annual Shareholder Report
10

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—4.1%
$710,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	$717,988
1,560,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,559,959
463,000		Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	525,788
487,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	494,512
1,966,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	1,962,569
1,300,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,461,442
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,018,750
960,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,040,182
		TOTAL	8,781,190
		Financial Institution - Insurance - Health—1.0%
1,000,000		Aetna, Inc., Sr. Unsecd. Note, 2.40%, 6/15/2021	995,622
500,000		Aetna, Inc., Sr. Unsecd. Note, 3.20%, 6/15/2026	494,904
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	253,707
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	419,170
		TOTAL	2,163,403
		Financial Institution - Insurance - Life—2.4%
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	832,728
500,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	575,385
290,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	307,003
570,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	855,923
800,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	869,758
500,000	[1,2]	New York Life Global Funding, Series 144A, 1.45%, 12/15/2017	500,510
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	434,699
235,000	[1,2]	Principal Life Global Funding II, Series 144A, 2.20%, 4/8/2020	233,194
400,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	417,114
		TOTAL	5,026,314
		Financial Institution - Insurance - P&C—1.4%
250,000		ACE INA Holdings, Inc., 2.30%, 11/3/2020	249,885
300,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	305,573
200,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	199,533
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	751,278
500,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/1/2044	495,701
600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	910,227
		TOTAL	2,912,197
		Financial Institution - REIT - Apartment—0.7%
400,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	401,334
550,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	547,036
300,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	321,414
200,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.95%, 9/1/2026	187,178
		TOTAL	1,456,962
		Financial Institution - REIT - Healthcare—0.7%
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,065,740
500,000		Healthcare Trust of America, 3.70%, 4/15/2023	499,506
		TOTAL	1,565,246
		Financial Institution - REIT - Office—0.6%
500,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	498,898
450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	476,146
200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	218,127
		TOTAL	1,193,171
Annual Shareholder Report
11

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—0.7%
$695,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	$684,846
300,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	318,587
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	456,248
		TOTAL	1,459,681
		Financial Institution - REIT - Retail—1.1%
450,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	459,687
396,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.20%, 5/1/2021	402,113
100,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	101,496
921,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	991,028
300,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	332,212
		TOTAL	2,286,536
		Municipal Services—1.3%
882,130	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	965,209
1,755,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,872,427
		TOTAL	2,837,636
		Sovereign—0.5%
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	340,275
510,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	663,020
		TOTAL	1,003,295
		Technology—6.0%
500,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	500,480
400,000		Apple, Inc., Sr. Unsecd. Note, 1.00%, 5/3/2018	398,521
250,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	243,370
400,000		Apple, Inc., Sr. Unsecd. Note, 3.20%, 5/13/2025	401,564
125,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	129,488
600,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	606,745
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	348,558
1,200,000		BMC Software, Inc., 7.25%, 6/1/2018	1,212,000
200,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	206,979
400,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.02%, 6/15/2026	433,526
345,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	337,888
915,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	927,072
305,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	311,284
130,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	137,606
300,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 2.85%, 10/5/2018	302,974
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	653,919
250,000		Intel Corp., Sr. Unsecd. Note, 2.45%, 7/29/2020	253,469
500,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	527,254
460,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	455,587
750,000		Microsoft Corp., Sr. Unsecd. Note, 1.55%, 8/8/2021	727,229
750,000		Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	708,739
300,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	299,356
190,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	186,991
250,000		Oracle Corp., Sr. Unsecd. Note, 2.80%, 7/8/2021	254,732
750,000		Oracle Corp., Sr. Unsecd. Note, 3.40%, 7/8/2024	764,020
285,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	269,947
350,000		Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	361,301
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	203,206
670,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	702,482
		TOTAL	12,866,287
Annual Shareholder Report
12

Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Airlines—0.1%
$137,470		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	$143,306
		Transportation - Railroads—1.2%
63,866		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	69,205
1,100,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,148,494
475,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.90%, 2/1/2025	465,786
850,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	827,964
		TOTAL	2,511,449
		Transportation - Services—1.1%
280,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	309,181
720,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	725,645
500,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	504,311
125,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.25%, 9/1/2021	122,092
425,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	428,898
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	153,701
		TOTAL	2,243,828
		Utility - Electric—4.9%
310,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	318,432
420,000		Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	422,309
880,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	885,747
500,000		Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	510,140
1,042,522		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	314,060
210,000		Consolidated Edison Co., Sr. Unsecd. Note, 2.00%, 5/15/2021	205,269
250,000		Duke Energy Corp., Sr. Unsecd. Note, 1.80%, 9/1/2021	240,864
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	951,250
180,000	[1,2]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 2.70%, 6/15/2021	178,198
270,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 2.10%, 10/4/2021	261,001
240,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/4/2026	224,592
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	250,391
217,035	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	220,327
900,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	905,259
366,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	370,699
500,000		Northeast Utilities, Sr. Unsecd. Note, 1.60%, 1/15/2018	498,938
590,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	621,914
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	443,286
250,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	242,110
530,000		Southern Co., Sr. Unsecd. Note, 1.85%, 7/1/2019	528,451
250,000		Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	243,440
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	244,266
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	835,391
65,410		Waterford 3 Funding Corp., 8.09%, 1/2/2017	65,410
450,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	458,828
		TOTAL	10,440,572
		Utility - Natural Gas—1.4%
1,000,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	1,040,855
1,100,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,072,985
600,000		Sempra Energy, Sr. Unsecd. Note, 1.625%, 10/7/2019	592,378
300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	282,990
		TOTAL	2,989,208
Annual Shareholder Report
13

Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas Distributor—0.2%
$450,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 2.45%, 10/1/2023	$431,771
		TOTAL CORPORATE BONDS (IDENTIFIED COST $200,669,082)	202,940,626
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
1,054		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	1,260
		Federal National Mortgage Association—0.0%
56		Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	61
		Government National Mortgage Association—0.1%
3,054		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	3,460
3,658		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	4,187
4,905		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	5,690
7,403		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	8,486
10,808		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	12,384
597		Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	646
7,724		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	9,022
2,014		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	2,322
4,620		Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	5,415
16,494		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	19,028
13,730		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	16,126
26,376		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	30,513
1,363		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	1,564
5,390		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	6,506
		TOTAL	125,349
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $109,355)	126,670
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
410,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 1/1/2042 (IDENTIFIED COST $410,000)	330,747
		FOREIGN GOVERNMENTS/AGENCIES—0.6%
		Sovereign—0.6%
225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	235,688
900,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	970,074
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,123,763)	1,205,762
		COLLATERALIZED MORTGAGE OBLIGATION—0.1%
		Commercial Mortgage—0.1%
232,156		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.482%, 8/15/2039 (IDENTIFIED COST $230,349)	232,478
		REPURCHASE AGREEMENT—2.7%
		Banking—2.7%
5,787,000		Interest in $903,000,000 joint repurchase agreement 0.50%, dated 12/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $903,050,167 on 1/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $930,141,672. (IDENTIFIED COST $5,787,000)	5,787,000
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $208,329,549)[3]	210,623,283
		OTHER ASSETS AND LIABILITIES - NET—1.0%[4]	2,127,777
		TOTAL NET ASSETS—100%	$212,751,060
Annual Shareholder Report
14

At December 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
5U.S. Treasury Note 10-Year Long Futures	172	$21,376,375	March 2017	$(154,598)
5U.S. Treasury Long Bond Short Futures	62	$9,340,688	March 2017	$72,725
5U.S. Treasury Note 2-Year Short Futures	30	$6,500,625	March 2017	$7,549
5U.S. Treasury Ultra Bond Short Futures	38	$6,089,500	March 2017	$72,216
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,108)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2016, these restricted securities amounted to $37,716,419, which represented 17.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2016, these liquid restricted securities amounted to $36,652,276, which represented 17.2% of total net assets.
3	The cost of investments for federal tax purposes amounts to $208,329,778.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$202,940,626	$—	$202,940,626
Mortgage-Backed Securities	—	126,670	—	126,670
Municipal Bond	—	330,747	—	330,747
Foreign Governments/Agencies	—	1,205,762	—	1,205,762
Collateralized Mortgage Obligation	—	232,478	—	232,478
Repurchase Agreement	—	5,787,000	—	5,787,000
TOTAL SECURITIES	$—	$210,623,283	$—	$210,623,283
Other Financial Instruments*
Assets	$152,490	$—	$—	$152,490
Liabilities	(154,598)	—	—	(154,598)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(2,108)	$—	$—	$(2,108)
*	Other Financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.97	$11.42	$11.43	$11.80	$11.21
Income From Investment Operations:
Net investment income[1]	0.34	0.37	0.40	0.41	0.44
Net realized and unrealized gain (loss) on investments and futures contracts	0.07	(0.39)	0.03	(0.29)	0.62
TOTAL FROM INVESTMENT OPERATIONS	0.41	(0.02)	0.43	0.12	1.06
Less Distributions:
Distributions from net investment income	(0.40)	(0.43)	(0.44)	(0.49)	(0.47)
Net Asset Value, End of Period	$10.98	$10.97	$11.42	$11.43	$11.80
Total Return[2]	3.82%	(0.24)%	3.79%	1.04%	9.72%
Ratios to Average Net Assets:
Net expenses	0.73%	0.73%	0.73%	0.73%	0.73%
Net investment income	3.10%	3.30%	3.53%	3.55%	3.86%
Expense waiver/reimbursement[3]	0.07%	0.05%	0.04%	0.06%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$188,831	$198,990	$220,355	$230,647	$255,527
Portfolio turnover	26%	17%	18%	23%	37%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.93	$11.37	$11.38	$11.75	$11.16
Income From Investment Operations:
Net investment income[1]	0.31	0.34	0.38	0.38	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.07	(0.38)	0.01	(0.29)	0.62
TOTAL FROM INVESTMENT OPERATIONS	0.38	(0.04)	0.39	0.09	1.03
Less Distributions:
Distributions from net investment income	(0.37)	(0.40)	(0.40)	(0.46)	(0.44)
Net Asset Value, End of Period	$10.94	$10.93	$11.37	$11.38	$11.75
Total Return[2]	3.53%	(0.44)%	3.51%	0.75%	9.45%
Ratios to Average Net Assets:
Net expenses	0.98%	0.98%	0.98%	0.98%	0.98%
Net investment income	2.86%	3.04%	3.29%	3.29%	3.62%
Expense waiver/reimbursement[3]	0.07%	0.05%	0.04%	0.06%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,920	$27,977	$33,857	$38,536	$47,074
Portfolio turnover	26%	17%	18%	23%	37%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Assets and Liabilities
December 31, 2016
Assets:
Total investment in securities, at value (identified cost $208,329,549)		$210,623,283
Cash		119
Restricted cash (Note 2)		305,887
Income receivable		2,116,401
Receivable for shares sold		80,105
TOTAL ASSETS		213,125,795
Liabilities:
Payable for shares redeemed	$262,532
Payable for daily variation margin on futures contracts	1,428
Payable to adviser (Note 5)	5,947
Payable for administrative fees (Note 5)	910
Payable for custodian fees	4,033
Payable for transfer agent fee	4,213
Payable for auditing fees	25,040
Payable for portfolio accounting fees	47,129
Payable for distribution services fee (Note 5)	5,086
Accrued expenses (Note 5)	18,417
TOTAL LIABILITIES		374,735
Net assets for 19,384,224 shares outstanding		$212,751,060
Net Assets Consist of:
Paid-in capital		$204,891,700
Net unrealized appreciation of investments and futures contracts		2,291,626
Accumulated net realized loss on investments and futures contracts		(1,285,812)
Undistributed net investment income		6,853,546
TOTAL NET ASSETS		$212,751,060
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($188,830,820 ÷ 17,198,340 shares outstanding), no par value, unlimited shares authorized		$10.98
Service Shares:
Net asset value per share ($23,920,240 ÷ 2,185,884 shares outstanding), no par value, unlimited shares authorized		$10.94
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Operations
Year Ended December 31, 2016
Investment Income:
Interest		$8,566,444
Expenses:
Investment adviser fee (Note 5)	$1,338,792
Administrative fee (Note 5)	174,525
Custodian fees	13,302
Transfer agent fee	22,063
Directors'/Trustees' fees (Note 5)	3,025
Auditing fees	25,040
Legal fees	10,303
Portfolio accounting fees	110,743
Distribution services fee (Note 5)	66,188
Printing and postage	83,713
Miscellaneous (Note 5)	16,040
TOTAL EXPENSES	1,863,734
Waiver of investment adviser fee (Note 5)	(152,078)
Net expenses		1,711,656
Net investment income		6,854,788
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		1,405,250
Net realized loss on futures contracts		(650,891)
Net change in unrealized appreciation of investments		779,939
Net change in unrealized depreciation of futures contracts		152,168
Net realized and unrealized gain on investments and futures contracts		1,686,466
Change in net assets resulting from operations		$8,541,254
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Changes in Net Assets
Year Ended December 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,854,788	$7,944,644
Net realized gain on investments and futures contracts	754,359	1,661,851
Net change in unrealized appreciation/depreciation of investments and futures contracts	932,107	(10,006,935)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,541,254	(400,440)
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(7,034,809)	(8,119,140)
Service Shares	(909,198)	(1,147,215)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,944,007)	(9,266,355)
Share Transactions:
Proceeds from sale of shares	15,156,631	11,390,887
Net asset value of shares issued to shareholders in payment of distributions declared	7,944,007	9,266,355
Cost of shares redeemed	(37,913,109)	(38,235,928)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,812,471)	(17,578,686)
Change in net assets	(14,215,224)	(27,245,481)
Net Assets:
Beginning of period	226,966,284	254,211,765
End of period (including undistributed net investment income of $6,853,546 and $7,942,765, respectively)	$212,751,060	$226,966,284
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Notes to Financial Statements
December 31, 2016
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Annual Shareholder Report
21

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes. The detail of the total fund expense waiver of $152,078 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account either U.S. government securities or a specified amount of cash, which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in
Annual Shareholder Report
22

the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $23,380,987 and $28,484,724, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,064,143
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$2,108*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(650,891)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$152,168
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended December 31	2016		2015
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	1,301,003	$14,280,877	928,581	$10,421,996
Shares issued to shareholders in payment of distributions declared	656,233	7,034,809	726,870	8,119,140
Shares redeemed	(2,901,973)	(31,983,988)	(2,812,663)	(31,480,004)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(944,737)	$(10,668,302)	(1,157,212)	$(12,938,868)

Year Ended December 31	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	79,596	$875,754	86,688	$968,891
Shares issued to shareholders in payment of distributions declared	84,892	909,198	102,889	1,147,215
Shares redeemed	(538,703)	(5,929,121)	(606,340)	(6,755,924)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(374,215)	$(4,144,169)	(416,763)	$(4,639,818)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,318,952)	$(14,812,471)	(1,573,975)	$(17,578,686)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary income	$7,944,007	$9,266,355
As of December 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$6,853,546
Unrealized appreciation	$2,293,505
Capital loss carryforwards	$(1,287,691)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At December 31, 2016, the cost of investments for federal tax purposes was $208,329,778. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $2,293,505. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,958,519 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,665,014.
At December 31, 2016, the Fund had a capital loss carryforward of $1,287,691 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$1,287,691	NA	$1,287,691
The Fund used capital loss carryforwards of $906,527 to offset capital gains realized during the year ended December 31, 2016.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2016, the Adviser voluntarily waived $152,078 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the year ended December 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$66,188
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2016, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.73% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2017 ; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2016, were as follows:
Purchases	$50,708,726
Sales	$67,857,876
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7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of December 31, 2016, there were no outstanding loans. During the year ended December 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2016, there were no outstanding loans. During the year ended December 31, 2016, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF THE FEDERATED INSURANCE SERIES AND SHAREHOLDERS OF FEDERATED QUALITY BOND FUND II:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Quality Bond Fund II (the “Fund”), as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Quality Bond Fund II as of December 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 15, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$991.90	$3.71
Service Shares	$1,000	$990.00	$4.95
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.42	$3.76
Service Shares	$1,000	$1,020.16	$5.03
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.74%
Service Shares	0.99%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: September 1993	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: September 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Quality Bond Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated
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companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Quality Bond Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916884
CUSIP 313916785
G00433-14 (2/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
December 31, 2016
Federated Fund for U.S. Government Securities II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2016 through December 31, 2016. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Fund for U.S. Government Securities II (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2016, was 1.61%. The Fund's custom benchmark (“Blended Index”),1 which consists of a 67%/33% blend of the Bloomberg Barclays U.S. Mortgage Backed Securities Index and Bloomberg Barclays U.S. Government Index, returned 1.47% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the Blended Index.
During the reporting period, the most significant factors affecting the Fund's performance relative to the Blended Index included: (a) sector allocation; (b) duration;2 (c) security selection; and (d) yield curve.
MARKET OVERVIEW
Bond market yields moved significantly in response to economic growth as well as election outcomes during the reporting period. Concerns over the pace of economic growth–both domestic and abroad–drove U.S. Treasury yields downward and widened credit spreads at the period outset. While spread sectors posted strong recoveries in ensuing months, Treasury yields fell following June's voter approval of the United Kingdom's referendum to relinquish European Union membership (“Brexit”). Financial markets dislike uncertainty and Brexit resulted in a flight-to-quality bid for U.S. Treasury notes and bonds. Yields fell to historic lows.
Markets were, again, surprised by an election outcome as U.S. voters unexpectedly elected Donald J. Trump as the next U.S. president. While equity indexes reached record highs, bond markets retreated and higher yields ensued amid expectations for potentially faster growth and a tightening of monetary policy by the Federal Open Market Committee (FOMC). In fact, the federal funds rate increased 25 basis points at the FOMC's December meeting, and Federal Reserve (the “Fed”) comments indicated a slow but gradual path to interest rate renormalization in future periods.
Despite market gyrations, the vast majority of spread sectors produced positive excess returns as demand for higher yielding fixed-income investments staged a strong comeback after initial weakness. High yield, investment-grade corporate debt,3 commercial mortgage-backed securities (MBS)4–agency and non-agency–as well as many asset-backed sectors outperformed similar duration Treasury securities.5 Government-guaranteed MBS were an exception as the sector lagged. Two- and 10-year Treasury yields increased 14 and 17 basis points to 1.19% and 2.44%, respectively.
Sector Allocation
Overall, sector strategy positively impacted Fund performance. Allocations to agency and non-agency commercial MBS, asset-backed securities (ABS), agency debt and an underweight to agency MBS proved beneficial.
Duration
Interest rate strategy was adjusted throughout the period in accordance with our outlook. The most significant alteration was in the latter portion of the reporting period when interest rate sensitivity was below that of the Blended Index. Interest rate strategy incorporated the use of traditional cash bond investments as well as derivatives in the form of Treasury futures contracts.6 Interest rate strategy had a positive impact on Fund performance.
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SECURITY SELECTION
Selection of securities within the various sectors positively affected Fund performance, notably within the commercial mortgage holdings. Specifically, agency-issued, structured commercial MBS collateralized with multifamily loans were notable strong performers, as spreads contracted during the reporting period.
YIELD CURVE
The general theme of yield curve strategy incorporated an expectation of curve flattening. While the yield curve, as measured by the difference in the Two- to 10-year yield spread, did flatten, the timing of all tactical moves did not prove successful. As a result, yield curve strategy acted as a drag on Fund performance.
1	The Bloomberg Barclays U.S. Mortgage Backed Securities Index (BBMBS) and Bloomberg Barclays U.S. Government Bond Index returned 1.67% and 1.05%, respectively. The Blended Index is being used for comparison purposes because, although it is not the Fund's broad-based securities market index, the Fund's Adviser believes it more closely reflects the market sectors in which the Fund invests. The Fund's broad-based securities market index is the BBMBS. Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index.
2	Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
5	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
6	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Fund for U.S. Government Securities II from December 31, 2006 to December 31, 2016, compared to the Bloomberg Barclays U.S. Mortgage Backed Securities Index (BBMBS),2 the Bloomberg Barclays U.S. Government Index (BBGI)3 and a blended index comprised of 67% BBMBS and 33% BBGI (“Blended Index”).2,3 The Average Annual Total Return table below shows returns averaged over the stated periods.
GROWTH OF A $10,000 INVESTMENT
Growth of $10,000 as of December 31, 2016
Average Annual Total Returns for the Period Ended 12/31/2016
	1 Year	5 Years	10 Years
Fund	1.61%	1.51%	3.41%
BBMBS	1.67%	2.06%	4.28%
BBGI	1.05%	1.22%	3.86%
Blended Index	1.47%	1.79%	4.14%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BBMBS, BBGI and Blended Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
The BBMBS covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). Effective August 24, 2016, the name of the BBMBS changed from “Barclays U.S. Mortgage Backed Securities Index” to “Bloomberg Barclays U.S. Mortgage Backed Securities Index.” The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.	2
The BBGI is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. Effective August 24, 2016, the name of the BBGI changed from “Barclays U.S. Government Index” to “Bloomberg Barclays U.S. Government Index.” The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.	3
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Portfolio of Investments Summary Table (unaudited)
At December 31, 2016, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	39.3%
U.S. Treasury Securities	24.2%
U.S. Government Agency Commercial Mortgage-Backed Securities	19.8%
U.S. Government Agency Securities	4.4%
Asset-Backed Securities	3.9%
Non-Agency Mortgage-Backed Securities	3.8%
Non-Agency Commercial Mortgage-Backed Securities	2.3%
Repurchase Agreements[2]	2.0%
Other Assets and Liabilities—Net[3]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
December 31, 2016
Principal Amount			Value
		U.S. TREASURY—24.2%
		U.S. Treasury Bonds—4.6%
$750,000		2.500%, 2/15/2045	$666,118
1,000,000		2.750%, 8/15/2042	942,609
1,200,000		2.875%, 8/15/2045	1,151,174
1,750,000		3.000%, 11/15/2044 - 11/15/2045	1,723,465
1,950,000		4.750%, 2/15/2037	2,533,270
		TOTAL	7,016,636
		U.S. Treasury Notes—19.6%
2,000,000		0.875%, 7/31/2019	1,976,693
3,000,000		1.125%, 6/30/2021 - 7/31/2021	2,901,159
7,000,000		1.375%, 2/29/2020 - 9/30/2020	6,942,604
2,000,000		1.500%, 8/15/2026	1,839,792
2,750,000		1.625%, 7/31/2020 - 10/31/2023	2,710,983
3,500,000		1.750%, 11/30/2021	3,474,115
7,000,000		2.000%, 8/31/2021 - 11/15/2026	6,881,380
3,000,000		3.125%, 5/15/2021	3,160,390
		TOTAL	29,887,116
		TOTAL U.S. TREASURIES (IDENTIFIED COST $37,080,666)	36,903,752
		ASSET-BACKED SECURITIES—3.9%
		Auto Receivables—2.5%
1,223,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,229,303
2,030,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	2,051,700
554,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	557,354
		TOTAL	3,838,357
		Other—1.4%
543,735	[1,2]	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	544,901
919,866	[1,2]	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	917,790
618,272	[1,2]	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	616,307
		TOTAL	2,078,998
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,887,519)	5,917,355
		GOVERNMENT AGENCIES—4.4%
		Federal Farm Credit System—0.9%
1,000,000		5.750%, 12/7/2028	1,280,313
		Federal Home Loan Bank System—1.0%
1,100,000		7.125%, 2/15/2030	1,566,859
		Federal Home Loan Mortgage Corporation—0.1%
72,000		6.750%, 9/15/2029	100,248
		Federal National Mortgage Association—0.9%
1,500,000		2.125%, 4/24/2026	1,420,183
		Tennessee Valley Authority Bonds—1.5%
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	2,325,237
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,627,336)	6,692,840
		MORTGAGE-BACKED SECURITIES—39.3%
		Federal Home Loan Mortgage Corporation—16.7%
5,873,828		3.000%, 8/1/2043 - 1/1/2047	5,845,454
4,342,567		3.500%, 4/1/2042 - 9/1/2043	4,472,302
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Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$3,964,701		4.000%, 12/1/2041 - 1/1/2042	$4,182,604
4,252,590		4.500%, 6/1/2019 - 4/1/2041	4,563,811
1,902,860		5.000%, 7/1/2019 - 6/1/2040	2,068,797
2,636,297		5.500%, 12/1/2020 - 3/1/2040	2,954,350
797,600		6.000%, 1/1/2032 - 7/1/2037	900,775
165,055		6.500%, 6/1/2022 - 5/1/2031	187,475
267,485		7.000%, 12/1/2029 - 4/1/2032	313,516
43,841		7.500%, 12/1/2030 - 1/1/2031	51,849
7,326		8.500%, 5/1/2030	8,869
2,915		9.000%, 2/1/2025 - 5/1/2025	3,400
		TOTAL	25,553,202
		Federal National Mortgage Association—12.9%
5,701,986		3.500%, 8/1/2042 - 9/1/2042	5,886,169
4,386,260		4.000%, 2/1/2041 - 4/1/2042	4,631,580
4,901,760		4.500%, 12/1/2019 - 2/1/2042	5,279,071
1,097,336		5.000%, 7/1/2034 - 7/1/2040	1,203,273
791,880		5.500%, 11/1/2021 - 4/1/2036	885,603
1,234,357		6.000%, 8/1/2021 - 3/1/2038	1,381,900
130,614		6.500%, 6/1/2029 - 11/1/2035	149,522
241,359		7.000%, 2/1/2024 - 4/1/2032	282,058
11,022		7.500%, 8/1/2028 - 2/1/2030	12,927
11,360		8.000%, 7/1/2030	13,702
		TOTAL	19,725,805
		Government Agency—1.0%
1,456,976	[1,2]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	1,439,825
		Government National Mortgage Association—8.7%
1,687,207		3.000%, 7/20/2045	1,709,549
5,000,000		3.500%, 6/20/2046	5,198,828
3,193,584		4.500%, 6/20/2039 - 8/20/2040	3,460,296
553,483		5.000%, 7/15/2034	623,350
1,543,066		6.000%, 4/15/2032 - 7/20/2038	1,752,565
514,245		6.500%, 12/15/2023 - 5/15/2032	592,613
11,037		7.500%, 10/15/2029 - 3/20/2030	13,102
2,322		8.000%, 4/15/2030	2,772
		TOTAL	13,353,075
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $ 57,656,911)	60,071,907
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.8%
		Non-Agency Mortgage-Backed Securities—3.8%
172,647		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	135,965
1,789,990	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	1,730,859
475,702	[1,2]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	477,269
1,034,474	[1,2]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,040,214
221,163		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	219,753
650,096	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	649,679
1,594,014	[1,2]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,594,109
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,010,575)	5,847,848
		COMMERCIAL MORTGAGE-BACKED SECURITIES—22.1%
		Agency Commercial Mortgage-Backed Securities—19.8%
2,912,000	[1,2]	FREMF Mortgage Trust 2011-K701, 4.286%, 7/25/2048	2,960,048
Annual Shareholder Report
6

Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Agency Commercial Mortgage-Backed Securities—continued
$1,840,000	[1,2]	FREMF Mortgage Trust 2012-K20, 3.869%, 5/25/2045	$1,896,985
1,614,663		FHLMC REMIC K010 A1, 3.320%, 7/25/2020	1,635,941
2,640,963		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	2,677,629
1,250,000		FHLMC REMIC K054 A2, 2.745%, 1/25/2026	1,232,945
1,800,000		FHLMC REMIC K504 A2, 2.566%, 9/25/2020	1,835,940
2,850,000		FHLMC REMIC K060 A1, 2.883%, 7/25/2026	2,903,867
3,951,307		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	4,007,166
1,971,183		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	1,994,660
2,455,288		FHLMC REMIC K720 A1, 2.316%, 11/25/2021	2,481,560
1,426,651		FHLMC REMIC K721 A1, 2.610%, 1/25/2022	1,451,870
5,137,370		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	5,188,923
		TOTAL	30,267,534
		Non-Agency Commercial Mortgage-Backed Securities—2.3%
452,952		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	453,100
900,000	[1,2]	Cosmopolitan Hotel Trust 2016-CSMO, Class A, 2.104%, 11/15/2033	902,800
2,175,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A2, 2.691%, 5/10/2049	2,197,555
		TOTAL	3,553,455
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $34,024,177)	33,820,989
		REPURCHASE AGREEMENT—2.0%
3,054,000		Interest in $903,000,000 joint repurchase agreement 0.50%, dated 12/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $903,050,167 on 1/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $930,141,672. (IDENTIFIED COST $3,054,000)	3,054,000
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $ 149,341,184)[3]	152,308,691
		OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	486,633
		TOTAL NET ASSETS—100%	$152,795,324
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2016, these restricted securities amounted to $14,770,786, which represented 9.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2016, these liquid restricted securities amounted to $14,770,786, which represented 9.7% of total net assets.
3	The cost of investments for federal tax purposes amounts to $149,312,843.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.88	$11.12	$10.95	$11.55	$11.66
Income From Investment Operations:
Net investment income	0.23[1]	0.25[1]	0.27[1]	0.26[1]	0.30[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)	(0.19)	0.23	(0.49)	0.03
TOTAL FROM INVESTMENT OPERATIONS	0.17	0.06	0.50	(0.23)	0.33
Less Distributions:
Distributions from net investment income	(0.27)	(0.30)	(0.33)	(0.37)	(0.44)
Net Asset Value, End of Period	$10.78	$10.88	$11.12	$10.95	$11.55
Total Return[2]	1.61%	0.52%	4.62%	(2.05)%	2.98%
Ratios to Average Net Assets:
Net expenses	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income	2.12%	2.25%	2.45%	2.34%	2.60%
Expense waiver/reimbursement[3]	0.06%	0.03%	0.04%	0.03%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$152,795	$168,742	$187,012	$201,117	$246,569
Portfolio turnover	53%	34%	51%	94%	127%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	41%	27%	26%	38%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Assets and Liabilities
December 31, 2016
Assets:
Total investment in securities, at value including (identified cost $149,341,184)		$152,308,691
Cash		396
Income receivable		544,858
Receivable for shares sold		36,293
TOTAL ASSETS		152,890,238
Liabilities:
Payable for shares redeemed	$24,391
Payable to adviser (Note 5)	4,433
Payable for administrative fees (Note 5)	653
Payable for custodian fees	3,806
Payable for transfer agent fee	3,196
Payable for legal fees	3,850
Payable for portfolio accounting fees	38,435
Payable for printing and postage	6,717
Payable for insurance premiums	3,755
Payable for commitment fee	3,238
Accrued expenses (Note 5)	2,440
TOTAL LIABILITIES		94,914
Net assets for 14,180,032 shares outstanding		$152,795,324
Net Assets Consist of:
Paid-in capital		$147,002,975
Net unrealized appreciation of investments		2,967,507
Accumulated net realized loss on investments and futures contracts		(682,359)
Undistributed net investment income		3,507,201
TOTAL NET ASSETS		$152,795,324
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$152,795,324 ÷ 14,180,032 shares outstanding, no par value, unlimited shares authorized		$10.78
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Operations
Year Ended December 31, 2016
Investment Income:
Interest (including income on securities loaned of $341)			$4,704,269
Expenses:
Investment adviser fee (Note 5)		$980,589
Administrative fee (Note 5)		127,829
Custodian fees		15,236
Transfer agent fee		16,230
Directors'/Trustees' fees (Note 5)		2,556
Auditing fees		23,669
Legal fees		10,247
Portfolio accounting fees		105,250
Printing and postage		46,195
Miscellaneous (Note 5)		9,575
TOTAL EXPENSES		1,337,376
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(81,686)
Reimbursement of other operating expenses (Note 2)	(8,661)
TOTAL WAIVER AND REIMBURSEMENT		(90,347)
Net expenses			1,247,029
Net investment income			3,457,240
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			182,020
Net realized loss on futures contracts			(1,929)
Net change in unrealized appreciation of investments			(906,896)
Net realized and unrealized loss on investments and futures contracts			(726,805)
Change in net assets resulting from operations			$2,730,435
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Changes in Net Assets
Year Ended December 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,457,240	$4,052,718
Net realized gain on investments and futures contracts	180,091	204,002
Net change in unrealized appreciation/depreciation of investments and futures contracts	(906,896)	(3,254,848)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,730,435	1,001,872
Distributions to Shareholders:
Distributions from net investment income	(4,161,172)	(5,031,901)
Share Transactions:
Proceeds from sale of shares	29,512,173	23,920,600
Net asset value of shares issued to shareholders in payment of distributions declared	4,161,172	5,031,900
Cost of shares redeemed	(48,188,993)	(43,192,276)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,515,648)	(14,239,776)
Change in net assets	(15,946,385)	(18,269,805)
Net Assets:
Beginning of period	168,741,709	187,011,514
End of period (including undistributed net investment income of $3,507,201 and $4,160,185, respectively)	$152,795,324	$168,741,709
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Notes to Financial Statements
December 31, 2016
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Fund for US Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform
Annual Shareholder Report
12

Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waiver and reimbursement of $90,347 is disclosed in various locations in this Note 2 and Note 5.
For the year ended December 31, 2016, the custodian reimbursed $8,661 of custody fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.
At December 31, 2016, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $224,091. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report
13

Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of December 31, 2016, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(1,929)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2016	2015
Shares sold	2,694,329	2,172,769
Shares issued to shareholders in payment of distributions declared	386,367	459,955
Shares redeemed	(4,406,170)	(3,937,774)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,325,474)	(1,305,050)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions.
For the year ended December 31, 2016, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$50,950	$(50,950)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary income	$4,161,172	$5,031,901
Annual Shareholder Report
14

As of December 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$3,507,201
Net unrealized appreciation	$2,995,848
Capital loss carryforwards and deferrals	$(710,700)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for dollar-roll transactions.
At December 31, 2016, the cost of investments for federal tax purposes was $149,312,843. The net unrealized appreciation of investments for federal tax purposes was $2,995,848. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,166,944 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,171,096.
At December 31, 2016, the Fund had a capital loss carryforward of $503,418 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$405,138	$—	$405,138
2017	$98,280	NA	$98,280
The Fund used capital loss carryforwards of $39,716 to offset capital gains realized during the year ended December 31, 2016.
As of December 31, 2016, for federal tax purposes, the Fund had $207,282 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2016, the Adviser voluntarily waived $81,686 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.76% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) May 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2016, were as follows:
Purchases	$19,797,991
Sales	$25,898,988
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of December 31, 2016, there were no outstanding loans. During the year ended December 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2016, there were no outstanding loans. During the year ended December 31, 2016, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the FEDERATED INSURANCE SERIES AND SHAREHOLDERS OF FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Fund for U.S. Government Securities II (the “Fund”), as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Fund for U.S. Government Securities II as of December 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 15, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Expenses Paid During Period[1]
Actual	$1,000	$979.10	$3.78
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.32	$3.86
1	Expenses are equal to the Fund's annualized net expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: September 1993	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Treasurer, Passport Research, LTD; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries. Thomas R. Donahue and J. Christopher Donahue are sons of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: September 1993	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: September 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Fund for U.S. Government Securities II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated
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companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Annual Shareholder Report
24

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
25

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
26

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Fund for U.S. Government Securities II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916207
G00846-01 (2/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $197,640

Fiscal year ended 2015 - $190,960

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2016 - $5,827

Fiscal year ended 2015 - $0

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In its required communications to the Audit Committee of the registrant’s Board, KPMG LLP (“KPMG”), the registrant’s independent public accountant, informed the Audit Committee that KPMG and/or covered person professionals within KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies audited by KPMG (collectively, the “KPMG Funds”).

KPMG informed the Audit Committee that KPMG believes that these lending relationships described above do not and will not impair KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that KPMG has been and is capable of objective and impartial judgment on all issues encompassed within KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances. In that letter, the SEC staff indicated that it would not recommend enforcement action against the investment company complex if the Loan Rule is implicated provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the no-action letter are substantially similar to the circumstances that implicated the Loan Rule with respect to KPMG and the registrant. The relief provided in the SEC no-action letter is effective for 18 months from its June 20, 2016 issuance date.

If it were to be determined that the relief available under the no-action letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the KPMG Funds.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 15, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 15, 2017